UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-05010

THE HUNTINGTON FUNDS
(Exact name of registrant as specified in charter)
2960 North Meridian Street, Suite 300
 Attn: Huntington Funds Officer
Indianapolis, IN  46208
(Address of principal executive offices) (Zip code)

Ronald J. Corn, Esq.
The Huntington National Bank
41 South High Street
Columbus, Ohio 43287
(Name and address of agent for service)
Copies to:
David C. Mahaffey, Esq.
Sullivan & Worcester
1666 K Street, N.W.
Washington, DC 20006

Registrant’s telephone number, including area code: 1-800-253-0412

Date of fiscal year end:     December 31

Date of reporting period: September 30, 2009

Item 1. Schedule of Investments.

Huntington Money Market Fund
Portfolio of Investments
September 30, 2009 (unaudited)

Principal Amount or Shares		Value
Corporate Bonds—11.5%
Consumer Discretionary— 0.4%
$2,000,000	Procter & Gamble International Funding SCA, 0.478%, 5/7/10 (a)	$2,000,000

Financials— 7.9%
10,000,000	Bank of America Corp., 1.070%, 12/15/09 (b)	9,978,125
5,000,000	General Electric Capital Corp., Series A, 0.524%, 5/10/10 (a)	4,996,316
5,000,000	Goldman Sachs Group, Inc., 0.692%, 12/23/09 (a)	5,001,522
5,000,000	JPMorgan Chase & Co., Series C, 0.508%, 5/7/10 (a)	4,999,637
7,000,000	SunTrust Banks, Inc., 0.945%, 12/16/10 (a)	7,072,281
5,000,000	Wachovia Bank N.A., 1.350%, 5/14/10 (a)	5,020,543
		37,068,424
Health Care— 1.0%
5,000,000	Pfizer, Inc., 0.280%, 12/3/09 (b)	4,997,550

Technology— 1.1%
5,000,000	Hewlett-Packard Co., 0.359%, 6/15/10 (a)	5,005,301

Telecommunications— 1.1%
5,000,000	AT&T, Inc., 0.572%, 2/5/10 (a)	5,002,962

Total Corporate Bonds (Cost $54,074,237)		54,074,237

U.S. Government Agencies—48.6%
Federal Farm Credit Bank –— 3.2%
5,000,000	0.560%, 7/1/10	5,001,635
10,000,000	0.646%, 11/24/10(a)	10,031,341

		15,032,976

Federal Home Loan Bank –— 33.6%
20,000,000	0.244%, 10/21/09(b)	19,997,333
35,000,000	0.315%, 11/6/09(b)	34,989,550
15,000,000	0.315%, 11/12/09(b)	14,994,575
20,000,000	0.294%, 11/13/09(b)	19,993,072
10,000,000	2.350%, 3/19/10	10,028,127
10,000,000	0.500%, 6/15/10(a)	10,002,858
5,000,000	0.600%, 6/25/10	5,001,937
10,000,000	0.250%, 8/12/10(a)	9,998,364
13,000,000	0.500%, 8/24/10(a)	13,000,000
10,000,000	0.350%, 10/13/10	10,000,000
10,000,000	0.500%, 10/25/10	9,999,399

		158,005,215

Federal Home Loan Mortgage Corporation –— 9.7%
20,000,000	0.254%, 12/8/09(b)	19,990,556
20,000,000	0.254%, 12/9/09(b)	19,990,417
5,000,000	0.410%, 7/12/10(a)	5,000,371

		44,981,344

Federal National Mortgage Association —2.1%
10,000,000	0.300%, 11/2/09(b)	9,997,333

Total U.S. Government Agencies (Cost $228,016,868)		228,016,868

Municipal Bonds—12.7%
Kentucky— 2.0%
9,600,000	Carroll County, KY, Solid Waste Disposal Revenue, BPB Acquisition Project, LOC - Bank of America N.A., 0.440%, 5/1/31 (a)	9,600,000

New York— 1.3%
6,000,000	New York State Local Government Assistance Corporation, Series B, GO of Corp. SPA - JPMorgan Chase Bank, 0.350%, 4/1/21 (a)	6,000,000

North Carolina— 1.1%
5,000,000	North Carolina Capital Facilities Finance Agency Educational Facilities Revenue, LOC - Branch Banking & Trust, 0.340%, 10/1/34 (a)	5,000,000

Ohio— 4.3%
5,000,000	Franklin County, OH, Hospital Revenue, Series A, SPA - JPMorgan Chase Bank, 0.370%, 11/15/33 (a)	5,000,000
15,000,000	Ohio State Housing Finance Agency Residential Mortgage Revenue, Series I, SPA - Citibank N.A., 0.420%, 9/1/36 (a)	15,000,000

		20,000,000
Texas— 4.0%
6,000,000	Houston, TX, Independent School District, PSF-GTD SPA - Bank of America N.A., 0.350%, 6/15/31 (a)	6,000,000
5,000,000	Houston, TX, Utility System Revenue, LOC - Bank of America N.A., Bank of New York, Dexia Credit Local, State Street B&T Co., 0.500%, 5/15/34 (a)	5,000,000
8,000,000	Texas State Department of Housing & Community Affairs Multifamily Housing Revenue, LOC - Citibank N.A., 0.430%, 5/1/40 (a)	8,000,000

		19,000,000

Total Municipal Bonds (Cost $59,600,000)		59,600,000

Commercial Papers—2.1%
5,000,000	Campbell Soup Co., 0.351%, 2/1/10 (b)	4,994,021
5,000,000	Honeywell International, Inc., 0.315%, 12/28/09 (b)	4,996,211

Total Commercial Papers (Cost $9,990,232)		9,990,232

Certificates of Deposit—3.7%
250,000	Ally Bank, 0.500%, 1/22/10	250,000
250,000	Bank of India, NY, 0.850%, 4/14/10	250,000
15,000,000	BB&T Corp., 0.550%, 1/5/10	15,000,000
250,000	Community Banks of Colorado, 0.700%, 4/26/10	250,000
250,000	Doral Bank, 0.800%, 5/7/10	250,000
250,000	Enerbank USA, 0.650%, 4/22/10	250,000
250,000	MidFirst Bank, 0.550%, 4/22/10	250,000
250,000	Sound Banking Co., 0.550%, 5/14/10	250,000
250,000	Sterling Bank, 0.500%, 11/20/09	250,000
250,000	Union Bank, 1.000%, 5/17/10	250,000
250,000	WaterStone Bank, SSB, 1.000%, 8/6/10	250,000

Total Certificates of Deposit (Cost $17,500,000)		17,500,000

Cash Equivalents—18.1%
37,500,000	Federated Prime Cash Obligation Fund, 0.250%(c)	37,500,000
37,500,000	Fidelity Institutional Money Market Portfolio, 0.460%(c)	37,500,000
10,000,000	Meeder Institutional Money Market Fund, 0.500%(c)	10,000,000

Total Cash Equivalents (Cost $85,000,000)		85,000,000

Time Deposits—1.1%
5,000,000	Citi Nassau Euro, 0.120%, 10/1/09	5,000,000

Total Time Deposits (Cost $5,000,000)		5,000,000

Repurchase Agreements—4.3%
19,846,000	Morgan Stanley Dean Witter & Co., 0.00%, dated 9/30/09, due 10/1/09, repurchase price $19,846,000 (Fully collateralized by Federal Home Loan Bank, 1.625%, 8/25/11)	19,846,000

Total Repurchase Agreements (Cost $19,846,000)		19,846,000

Total Investments (Cost $479,027,337) — 102.1%		479,027,337

Liabilities in Excess of Other Assets — (2.1)%		(9,932,134)

Net Assets — 100.0%		$469,095,203

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2009.
(b)	Rate represents the effective yield at purchase.
(c)	Rate disclosed is the seven day yield as of September 30, 2009.
LOC	Letter of Credit
SPA	Standby Purchase Agreement

See Notes to Portfolio of Investments.

Huntington Ohio Municipal Money Market Fund
Portfolio of Investments
September 30, 2009 (unaudited)
Principal Amount or Shares		Value
Municipal Bonds—91.0%
Iowa— 1.3%
$3,300,000	Iowa Finance Authority Health Facilities Revenue, Series D, (LOC - Bank of America N.A.), 0.304%, 2/15/35 (a)	$3,300,000

Ohio— 81.7%
100,000	Akron, OH, G.O., (AMBAC Ins.), 3.500%, 12/1/09	100,413
2,500,000	Allen County, OH, Hospital Facilities Revenue, Series A, (LOC - Bank of America N.A.), 0.280%, 10/1/31 (a)	2,500,000
3,000,000	American Municipal Power-Ohio, Inc., Revenue, BAN, Hydroelectric Projects, Series A, 1.000%, 4/1/10	3,000,000
200,000	Ashland, OH, Pumper-Tanker, G.O., BAN, 2.750%, 10/19/09	200,024
185,000	Butler County, OH, Capital Funding Revenue, Series A, (LOC - U.S. Bank N.A.), 0.400%, 6/1/35 (a)	185,000
300,000	Butler County, Port Authority Economic Development Facilities Revenue, Refunding & Improvement, Great Miami Valley, (LOC - JPMorgan Chase Bank), 0.400%, 9/1/37 (a)	300,000
2,000,000	Cincinnati, OH, City School District, School Improvement, G.O., BAN, 1.750%, 5/26/10	2,005,769
200,000	Cleveland, OH, Cuyahoga County Port Authority Cultural Facility Revenue, (LOC - Fifth Third Bank), 1.900%, 11/15/34 (a)	200,000
700,000	Cleveland, OH, Cuyahoga County Port Authority Cultural Facility Revenue, Series D, (SPA - JPMorgan Chase Bank), 0.350%, 10/1/40 (a)	700,000
400,000	Cleveland, OH, Cuyahoga County Port Authority Revenue, (LOC - JPMorgan Chase Bank), 0.350%, 1/1/37 (a)	400,000
250,000	Cleveland, OH, Income Tax Revenue, 5.000%, 5/15/10	254,574
2,470,000	Columbus, OH, Airport Authority Revenue, (LOC - U.S. Bank N.A.), 0.400%, 7/1/35 (a)	2,470,000
210,000	Columbus, OH, City School District, School Facilities Construction & Improvement, G.O., (FSA Ins.), 3.000%, 12/1/09	210,608
960,000	Columbus, OH, G.O., Series 1, (SPA - JPMorgan Chase Bank), 0.300%, 12/1/17 (a)	960,000
3,200,000	Columbus, OH, G.O., Series 1, 0.300%, 12/1/26 (a)	3,200,000
590,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue, (LOC - U.S. Bank N.A.), 0.400%, 12/1/36 (a)	590,000
6,450,000	Columbus, OH, Regional Airport Authority Revenue, Series A, (LOC - U.S. Bank N.A.), 0.400%, 3/1/34 (a)	6,450,000
500,000	Coshocton County, OH, Hospital Facilities Revenue, (LOC - Bank One Chicago N.A.), 0.400%, 3/1/19 (a)	500,000
1,000,000	Crestline, OH, Exempt Village School District, G.O, BAN, Classroom Facilities, (Student Credit Program), 2.500%, 3/31/10	1,007,178
2,000,000	Cuyahoga County, OH, Health Care Facilities Revenue, (Visiting Nurse Association), (LOC - National City Bank), 0.310%, 11/1/25 (a)	2,000,000
3,200,000	Cuyahoga County, OH, Hospital Revenue, (LOC - JPMorgan Chase Bank), 0.270%, 1/1/16 (a)	3,200,000
1,000,000	Cuyahoga County, OH, Hospital Revenue, (LOC - Key Bank N.A.), 1.750%, 3/1/33 (a)	1,000,000
900,000	Cuyahoga County, OH, Revenue, (Cleveland Clinic), Subseries B3, (SPA - Bank of America N.A.), 0.270%, 1/1/39 (a)	900,000
2,000,000	Cuyahoga, OH, Community College District General Receipts, Series C, 2.000%, 2/1/10	2,004,976
1,700,000	Defiance, OH, G.O., BAN (Various Purposes), 2.250%, 4/14/10	1,704,014
600,000	Delaware County, OH, Port Authority, Economic Development Revenue, (The Columbus Zoological Park Association, Inc.), (LOC - JPMorgan Chase Bank), 0.380%, 8/1/18 (a)	600,000
400,000	Fairfield County, OH, G.O., BAN, 3.250%, 1/7/10	400,943
1,250,000	Forest Park, OH, G.O., BAN (Various Purposes), 4.300%, 11/3/09	1,250,599
900,000	Franklin County, OH, Hospital Revenue, (LOC - Citibank N.A.), 0.300%, 12/1/11 (a)	900,000
3,455,000	Franklin County, OH, Hospital Revenue, (LOC - Citibank N.A.), 0.300%, 12/1/20 (a)	3,455,000
1,695,000	Franklin County, OH, Hospital Revenue, U.S. Health Corp., Series A, (LOC - Citibank N.A.), 0.300%, 12/1/21 (a)	1,695,000
1,265,000	Franklin County, OH, Industrial Development Revenue, (LOC - Bank One Columbus N.A.), 0.330%, 11/1/14 (a)	1,265,000
500,000	Gahanna-Jefferson City School District, OH, G.O., 3.000%, 12/1/09	501,650
3,000,000	Geauga County, OH, G.O, BAN, 1.500%, 8/19/10	3,013,101
935,000	Geauga County, OH, Health Care Facilities Revenue, Heather Hill, Inc. Project, Series A, (LOC - Bank One Columbus N.A.), 0.330%, 7/1/23 (a)	935,000
2,090,000	Geauga County, OH, Health Care Facilities Revenue, Heather Hill, Inc. Project, Series B, (LOC - Bank One Columbus N.A.), 0.330%, 7/1/23 (a)	2,090,000
470,000	Greene County, OH, Revenue, (LOC - Bank of America N.A.), 0.270%, 1/1/11 (a)	470,000
5,525,000	Hamilton County, OH, Health Care Facilities Revenue, Hilltop Health Facilities, (LOC - Bank of America N.A.), 0.350%, 6/1/22 (a)	5,525,000
3,365,000	Hamilton County, OH, Hospital Facilities Revenue, (LOC - U.S. Bank N.A.), 0.400%, 5/15/28 (a)	3,365,000
2,080,000	Hamilton County, OH, Hospital Facilities Revenue, (LOC - JPMorgan Chase Bank), 0.400%, 5/15/28 (a)	2,080,000
6,785,000	Hamilton County, OH, Hospital Facilities Revenue, Series A, (LOC - JPMorgan Chase Bank), 0.350%, 6/1/27 (a)	6,785,000
4,270,000	Hamilton County, OH, Parking Facility Improvements Revenue, (LOC - U.S. Bank N.A.), 0.400%, 12/1/26 (a)	4,270,000
500,000	Huron County, OH, Hospital Facilities Revenue, (Fisher-Titus Medical Center), Series A, (LOC - National City Bank), 0.314%, 12/1/27 (a)	500,000
7,000,000	Kent State University, OH, General Receipts Revenue, (Various), Series B, (LOC - Bank of America N.A.), 0.300%, 5/1/32 (a)	7,000,000
1,650,000	Lima, OH, Hospital Revenue, (LOC - JPMorgan Chase Bank), 0.400%, 4/1/37 (a)	1,650,000
730,000	Lima, OH, Hospital Revenue, Lima Memorial Hospital Project, (LOC - JPMorgan Chase & Co.), 0.400%, 6/1/33 (a)	730,000
2,605,000	Lorain County, OH, G.O., BAN (Various Purposes), 2.250%, 3/23/10	2,615,338
2,255,000	Loveland, OH, G.O., BAN (Various Purposes), 2.250%, 2/24/10	2,261,657
2,000,000	Lucas County, OH, Health Care Facilities Refunding Revenue, (Sunset Retirement Communities), Series B, (LOC - Fifth Third Bank), 1.140%, 8/15/30 (a)	2,000,000
1,500,000	Maple Heights, OH, City School District, G.O., BAN (Various Purposes), 2.250%, 4/14/10	1,501,963
1,900,000	Mason, OH, G.O., BAN (Various Purposes), 2.500%, 12/17/09	1,903,151
100,000	Middletown, OH, Development Revenue, Bishop Fenwick High School Project, (LOC - JPMorgan Chase Bank), 0.320%, 8/1/33 (a)	100,000
4,000,000	Montgomery County, OH, Hospital Revenue, Series B, (FSA Ins.), 0.500%, 8/1/47 (a)	4,000,000
745,000	Muskingum County, OH, G.O., (Assured Guaranty), 2.500%, 12/1/09	746,850
3,000,000	Napoleon, OH, G.O., BAN, 2.250%, 3/26/10	3,004,962
3,400,000	Napoleon, OH, G.O., BAN, 2.500%, 7/21/10	3,426,884
695,000	New Albany Plain Local School District, OH, G.O., 3.000%, 12/1/09	697,292
140,000	Nordonia Hills, OH, G.O., City School District, Outdoor Athletic Facilities, 2.000%, 12/1/09	140,161
1,400,000	Norton, OH, Street Improvement, G.O., BAN, 2.250%, 6/30/10	1,405,123
200,000	Ohio Capital Asset Financing Program Fractionalized Interest, G.O., Series A, 3.000%, 12/1/09	200,478
400,000	Ohio Housing Finance Agency Multifamily Revenue, (Housing Chambrel at Montrose), Series F, (Fannie Mae Ins.), 0.290%, 11/15/32 (a)	400,000
400,000	Ohio State Air Quality Development Authority Refunding Revenue, Series B, (LOC - Barclays Bank PLC), 0.230%, 1/1/34 (a)	400,000
1,125,000	Ohio State Air Quality Development Authority Refunding Revenue, Timken Project, (LOC - Fifth Third Bank), 0.850%, 11/1/25 (a)	1,125,000
2,050,000	Ohio State Higher Education, (LOC - Bank of America N.A.), 0.280%, 12/1/44 (a)	2,050,000
800,000	Ohio State Higher Education Facilities, (LOC - Fifth Third Bank), 1.500%, 9/1/27 (a)	800,000
1,085,000	Ohio State Higher Education Facilities Commission Revenue, (Various Higher Educational - Pooled Financing), (LOC - Fifth Third Bank), 1.900%, 9/1/24 (a)	1,085,000
2,590,000	Ohio State Higher Education Facilities Revenue, Xavier University, (LOC - U.S. Bank N.A.), 0.400%, 11/1/30 (a)	2,590,000
3,070,000	Ohio State Higher Educational Facilities Commission Revenue, (Various - Higher Educational Facilities- Pooled), Series A, (LOC - Fifth Third Bank), 1.500%, 9/1/20 (a)	3,070,000
350,000	Ohio State Higher Educational Facilities Commission Revenue, (Various - Pooled Financing), Series A, (LOC - Fifth Third Bank), 1.250%, 9/1/26 (a)	350,000
105,000	Ohio State Higher Educational Facilities Revenue, (Various - Pooled Financing), Series B, (LOC - Fifth Third Bank), 1.250%, 11/1/28 (a)	105,000
900,000	Ohio State Higher Educational Facilities Revenue, Marietta College Project, (LOC - JPMorgan Chase Bank), 0.400%, 12/1/24 (a)	900,000
650,000	Ohio State Higher Educational Facilities Revenue, Xavier University Project, (Various), (LOC - U.S. Bank N.A.), 0.400%, 5/1/15 (a)	650,000
2,025,000	Ohio State Higher Educational Facility Commission Revenue, (Various - Pooled Financing 2007 Program), Series A, (LOC - Fifth Third Bank), 1.600%, 9/1/36 (a)	2,025,000
1,500,000	Ohio State University General Receipts Revenue, (Various), 0.300%, 12/1/17 (a)	1,500,000
3,845,000	Ohio State University General Receipts Revenue, (Various), (FSA Ins.), 0.900%, 12/1/26 (a)	3,845,000
960,000	Ohio State University General Receipts Revenue, (Various), 0.300%, 12/1/27 (a)	960,000
425,000	Ohio State University, G.O., Series B, 0.230%, 3/15/25 (a)	425,000
300,000	Ohio State University, G.O., Series B, 0.300%, 6/1/35 (a)	300,000
5,350,000	Ohio State University, G.O., Series D, 0.350%, 2/1/19 (a)	5,350,000
65,000	Ohio State University, Infrastructure Improvements Revenue, Series B, 0.230%, 8/1/21 (a)	65,000
3,750,000	Ohio State University, Infrastructure Improvements, G.O., Series B, 0.350%, 8/1/17 (a)	3,750,000
6,955,000	Ohio State University, School Improvements, G.O., Series A, 0.230%, 3/15/25 (a)	6,955,000
5,575,000	Ohio State Water Development Authority Revenue, (Various), (MBIA Ins.), 0.300%, 12/1/18 (a)	5,575,000
700,000	Parma, OH, Hospital Improvements Revenue, Series C, (LOC - JPMorgan Chase Bank), 0.310%, 11/1/30 (a)	700,000
4,650,000	Port of Greater Cincinnati, OH, Development Authority Revenue, (LOC - JPMorgan Chase Bank), 0.320%, 4/1/38 (a)	4,650,000
1,220,000	Salem, OH, Hospital Revenue, (LOC - JPMorgan Chase Bank), 0.400%, 9/1/35 (a)	1,220,000
1,250,000	Springfield, OH, Local School District, School Improvements, G.O., BAN, 3.000%, 12/16/09	1,253,455
2,845,000	Summit County, OH, Port Authority Revenue, (LOC - Fifth Third Bank), 1.300%, 11/1/36 (a)	2,845,000
1,000,000	Switzerland, OH, Local School District, School Improvement, G.O., BAN, 2.900%, 11/17/09	1,001,267
225,000	Sycamore Township, OH, G.O., (Various Purposes), 3.000%, 12/1/09	225,555
400,000	Sylvania, OH, City School District, School Improvement, G.O., 2.500%, 12/1/09	400,859
1,900,000	Tallmadge, OH, Recreational Improvement, G.O., BAN, 2.000%, 6/3/10	1,910,687
5,000,000	Toledo, OH, G.O., BAN (Various Purposes), 3.000%, 10/22/09	5,002,121
3,000,000	Toledo, OH, Solid Waste, G.O., BAN, 3.125%, 10/22/09	3,001,488
6,000,000	Union Township, OH, G.O., BAN (Various Purposes), 1.250%, 9/14/10	6,031,291
6,415,000	University of Akron, OH, General Receipts Revenue, Series C-1, (Assured Guaranty SPA - Dexia Credit Local), 0.500%, 1/1/29 (a)	6,415,000
3,245,000	University of Akron, OH, General Receipts Revenue, Series C-2, (Assured Guaranty SPA - Dexia Credit Local),, 0.500%, 1/1/29 (a)	3,245,000
5,225,000	University of Cincinnati, OH, General Receipts Revenue, (Various), Series F, (LOC Bayerische Landesbank), 1.750%, 6/1/34 (a)	5,225,000
2,000,000	University of Cincinnati, OH, General Receipts Revenue, BAN, Series A, 1.500%, 5/12/10	2,004,102
2,750,000	Vermilion, OH, G.O., BAN, 1.875%, 10/29/09	2,751,089
1,000,000	Wapakoneta, OH, City School District, School Improvement, G.O., BAN, 1.850%, 5/25/10	1,004,138
265,000	Warren County Career Center, OH, Warren County Career Center School Project, COP, 2.000%, 12/1/09	265,109
912,000	Washington County, OH, Hospital Revenue, (FSA Ins. SPA - Bank One N.A.), 0.900%, 12/1/33 (a)	912,000
3,800,000	Wooster, OH, Industrial Development Revenue, 0.500%, 12/1/10 (a)	3,800,000

		206,665,869

Puerto Rico— 8.0%
5,005,000	Puerto Rico Commonwealth Aqueduct & Sewer Revenue, Series 2574, (Assured Guaranty), 0.370%, 7/1/47 (a)	5,005,000
5,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Revenue, Series 2601, (Assured Guaranty), 0.350%, 7/1/47 (a)	5,000,000
2,050,000	Puerto Rico Commonwealth Highway & Transportation Authority Revenue, Series 2148, (AGC-ICC), 0.950%, 7/1/41 (a)	2,050,000
160,000	Puerto Rico Commonwealth Highway & Transportation Authority Revenue, Series DCL 008, (FSA Ins. LOC - Dexia Credit Local), 0.650%, 7/1/30 (a)	160,000
2,000,000	Puerto Rico Commonwealth, G.O., (FSA Ins.), 0.490%, 7/1/18 (a)	2,000,000
5,000,000	Puerto Rico Commonwealth, G.O., Series A-9, (LOC - Wachovia Bank N.A.), 0.240%, 7/1/34 (a)	5,000,000
950,000	Puerto Rico Commonwealth, G.O., Series B-1, (FSA Ins.), 0.490%, 7/1/21 (a)	950,000

		20,165,000

Total Municipal Bonds (Cost $230,130,869)		230,130,869

Commercial Papers—2.8%
Ohio— 2.8%
7,000,000	Cuyahoga County, OH, Cleveland Clinic, 0.350%, 11/5/09	7,000,000

Total Commercial Papers (Cost $7,000,000)		7,000,000

Cash Equivalents—6.0%
11,214,028	Fidelity Institutional Tax-Exempt Portfolio, 0.200%(b)	11,214,028
4,000,000	Merrill Lynch Institutional Tax-Exempt Fund, 0.320%(b)	4,000,000

Total Cash Equivalents (Cost $15,214,028)		15,214,028

Total Investments (Cost $252,344,897) — 99.8%		252,344,897

Other Assets in Excess of Liabilities — 0.2%		434,854

Net Assets — 100.0%		$252,779,751

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2009.
(b)	Rate disclosed is the seven day yield as of September 30, 2009.
AGC	Assured Guaranty Corp
AGC-ICC	AGC Insured Custody Certificates
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance
G.O.	General Obligation
Ins.	Insured
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
PLC	Public Liability Co.
SPA	Standby Purchase Agreement

See Notes to Portfolio of Investments.

Huntington Tax-Free Money Market Fund
Portfolio of Investments
September 30, 2009 (unaudited)

Principal Amount or Shares		Value
Municipal Bonds—96.1%
Alabama— 0.4%
$400,000	Birmingham, AL, Medical Clinic Board Revenue, (LOC - SunTrust Bank), 0.850%, 9/1/15 (a)	$400,000

Colorado— 2.0%
350,000	Colorado Housing & Finance Authority, Series B, (Fannie Mae Ins.), 0.250%, 10/15/16 (a)	350,000
350,000	Colorado Housing & Finance Authority, Series E, (Fannie Mae Ins.), 0.250%, 10/15/16 (a)	350,000
500,000	Colorado Housing & Finance Authority, Series H, (Fannie Mae Ins.), 0.250%, 10/15/16 (a)	500,000
700,000	Colorado Springs School District No 11 Facilities Corp., COP, (FSA Ins. SPA - JPMorgan Chase Bank), 0.450%, 12/1/17 (a)	700,000

		1,900,000

Connecticut— 1.6%
1,500,000	Connecticut State Health & Educational Facilities Authority Revenue, Series 2885, (Assured Guaranty Liquid Facility - JPMorgan Chase Bank), 0.750%, 1/1/16 (a)	1,500,000

Florida— 18.9%
900,000	Broward County, FL, Educational Facilities Authority Revenue, (LOC - Bank of America N.A.), 0.330%, 4/1/20 (a)	900,000
100,000	Broward County, FL, Educational Facilities Authority Revenue, (LOC - Citibank N.A.), 0.330%, 11/1/31 (a)	100,000
500,000	Broward County, FL, Housing Finance Authority Revenue, (Freddie Mac Ins.), 0.320%, 12/1/29 (a)	500,000
85,000	Charlotte County, FL, Utility Revenue, Series B, (FSA Ins.), 0.350%, 10/1/21 (a)	85,000
550,000	Duval County, FL, Housing Finance Authority Revenue, (LOC - U.S. Bank N.A.), 0.400%, 7/1/25 (a)	550,000
300,000	Flordia State Board of Education, G.O., Series B, 4.000%, 6/1/10	305,931
1,390,000	Flordia State Department Environmental Protection Preservation Revenue, Series B, (National Reinsurance), 5.000%, 7/1/10	1,428,090
1,580,000	Florida Housing Finance Agency Revenue, Series B, (Fannie Mae Ins.), 0.400%, 8/1/11 (a)	1,580,000
385,000	Florida Hurricane Catastrophe Fund Finance Corp., Revenue, Series A, 4.000%, 7/1/10	390,671
2,500,000	Florida Hurricane Catastrophe Fund Finance Corp., Revenue, Series A, 5.000%, 7/1/10	2,550,541
1,900,000	Florida State Department Environmental Protection Preservation Revenue, Series A, (Assured Guaranty), 0.260%, 7/1/27 (a)	1,900,000
500,000	Florida State Municipal Power Agency Revenue, Series E, (LOC - SunTrust Bank), 0.410%, 10/1/30 (a)	500,000
160,000	Florida State Municipal Power Agency Revenue, Stanton Project, (FSA Ins.), 5.000%, 10/1/09	160,000
200,000	Highlands County, FL, Health Facilities Authority Revenue, Series A, (LOC - SunTrust Bank), 0.950%, 11/15/26 (a)	200,000
600,000	Miami-Dade County, FL, Industrial Development Authority Revenue, (LOC - Bank of America N.A.), 0.370%, 6/1/22 (a)	600,000
1,000,000	North Broward, FL, Hospital District Revenue, (MBIA Ins. LOC - Wachovia Bank N.A.), 0.280%, 1/15/27 (a)	1,000,000
395,000	Orlando & Orange County, FL, Expressway Authority Revenue, (FSA Ins), 0.400%, 7/1/25 (a)	395,000
200,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 0.480%, 5/1/25 (a)	200,000
1,050,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 0.480%, 3/1/30 (a)	1,050,000
700,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 0.530%, 11/1/36 (a)	700,000
500,000	Pinellas County, FL, Health Facility Authority Revenue, Series B-2, (FSA Ins.), 0.450%, 11/15/33 (a)	500,000
1,000,000	University South Florida Research Foundation, Inc., Revenue, (LOC - Bank of America N.A.), 0.530%, 8/1/34 (a)	1,000,000
1,100,000	Volusia County, FL, Housing Finance Authority Refunding Revenue, (Fannie Mae Ins.), 0.320%, 1/15/32 (a)	1,100,000
350,000	Volusia County, FL, School Board Sales Tax Revenue, (FSA Ins.), 5.250%, 10/1/09	350,000

		18,045,233

Georgia— 3.5%
1,075,000	De Kalb County, GA, Hospital Authority Revenue, Series B, (FSA Ins.), 0.440%, 9/1/31 (a)	1,075,000
2,000,000	Hall County, GA, G.O., (FSA Ins.), 5.000%, 10/1/09	2,000,000
270,000	Municipal Electric Authority, GA, Revenue, (Various), (FSA Ins. SPA - Dexia Credit Local), 0.350%, 1/1/22 (a)	270,000

		3,345,000

Illinois— 3.7%
905,000	Chicago, IL, Board of Education, G.O., Series B, (FSA Ins.), 0.650%, 3/1/32 (a)	905,000
100,000	Chicago, IL, Board of Education, G.O., Series C, (FSA Ins.), 0.650%, 3/1/32 (a)	100,000
500,000	Illinois Finance Authority Revenue, (LOC - Bank of America N.A.), 0.370%, 2/1/42 (a)	500,000
1,935,000	Illinois Health Facilities Authority Revenue, (FSA Ins. SPA - JPMorgan Chase Bank), 0.370%, 9/1/32 (a)	1,935,000
100,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Series A, (National Reinsurance), 5.250%, 6/15/10	102,825

		3,542,825

Indiana— 1.0%
900,000	Indiana State Educational Facilities Authority Revenue, Series E, (LOC - U.S. Bank N.A.), 0.400%, 10/1/24 (a)	900,000

Iowa— 0.5%
500,000	Iowa Finance Authority Health Facilities Revenue, Series B, (LOC - JPMorgan Chase Bank), 0.300%, 2/15/35 (a)	500,000

Kentucky— 1.0%
975,000	Russell, KY, Revenue, Series B, (FSA Ins.), 0.470%, 11/1/26 (a)	975,000

Michigan— 1.1%
300,000	Charles Stewart Mott Community College, MI, G.O., (Assured Guaranty), 3.000%, 5/1/10	303,052
450,000	Milan, MI, Area Schools, G.O., (Q-SBLF Ins. LOC - Landesbank Hessen-Thuringen), 0.350%, 5/1/30 (a)	450,000
270,000	Royal Oak, MI, G.O., (Assured Guaranty), 4.000%, 10/1/09	270,000

		1,023,052

New York— 4.9%
1,800,000	New York, NY, G.O., (FSA Ins.), 0.280%, 11/1/26 (a)	1,800,000
1,000,000	Triborough Bridge & Tunnel Authority, NY, Revenue, Series AB, (FSA Ins. SPA - JPMorgan Chase Bank), 0.320%, 1/1/19 (a)	1,000,000
1,815,000	Wyandanch Union Free School District, NY, TAN, G.O., (State Aid Withholding), 2.500%, 6/25/10	1,830,541

		4,630,541

North Carolina— 3.9%
1,190,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Series E, (FSA Ins.), 0.390%, 1/15/44 (a)	1,190,000
1,000,000	Guilford County, NC, G.O., (SPA - Bank of America N.A.), 0.310%, 10/1/22 (a)	1,000,000
570,000	New Hanover County, NC, Hospital Revenue, Series A-1, (FSA Ins. SPA - Wachovia Bank N.A.), 0.320%, 10/1/23 (a)	570,000
495,000	New Hanover County, NC, Hospital Revenue, Series B-1, (FSA Ins.), 0.320%, 10/1/26 (a)	495,000
500,000	North Carolina Capital Facilities Finance Agency Revenue, (LOC - Wachovia Bank N.A.), 0.370%, 5/1/27 (a)	500,000

		3,755,000

Ohio— 22.6%
2,000,000	American Municipal Power-Ohio, Inc., Revenue, BAN, Hydroelectric Projects, Series A, 1.000%, 4/1/10	2,000,000
420,000	Butler County, Port Authority Economic Development Facilities Revenue, Refunding & Improvement, Great Miami Valley, (LOC - JPMorgan Chase Bank), 0.400%, 9/1/37 (a)	420,000
500,000	Cleveland, OH, COP, Cleveland Stadium Project, (AMBAC Ins.), 6.000%, 11/15/09	502,982
225,000	Columbus, OH, Regional Airport Authority Revenue, Series A, (LOC - U.S. Bank N.A.), 0.400%, 1/1/30 (a)	225,000
200,000	Columbus, OH, Regional Airport Authority Revenue, Series A, (LOC - U.S. Bank N.A.), 0.400%, 3/1/34 (a)	200,000
2,347,000	Defiance, OH, G.O., BAN (Various Purposes), 2.250%, 4/14/10	2,351,301
2,000,000	Edgewood, OH, City School District, School Improvements, G.O., BAN, 2.500%, 12/1/09	2,004,466
220,000	Franklin County, OH, Hospital Revenue, U.S. Health Corp., Series A, (LOC - Citibank N.A.), 0.300%, 12/1/21 (a)	220,000
520,000	Geauga County, OH, Health Care Facilities Revenue, Heather Hill, Inc. Project, Series A, (LOC - Bank One Columbus N.A.), 0.330%, 7/1/23 (a)	520,000
360,000	Geauga County, OH, Health Care Facilities Revenue, Heather Hill, Inc. Project, Series B, (LOC - Bank One Columbus N.A.), 0.330%, 7/1/23 (a)	360,000
530,000	Hamilton County, OH, Economic Development Revenue, Xavier High School Project, (LOC - Fifth Third Bank), 0.900%, 4/1/28 (a)	530,000
115,000	Hamilton County, OH, Hospital Facilities Revenue, Drake Center Inc., Series A, (LOC - U.S. Bank N.A.), 0.400%, 6/1/19 (a)	115,000
400,000	Huber Heights, OH, City School District, School Improvements, G.O., 2.000%, 12/1/09	400,789
230,000	Lockland, OH, G.O., BAN, 5.250%, 3/18/10	232,044
560,000	Mayfield, OH, City School District, School Improvements, G.O., BAN, 3.125%, 6/10/10	565,247
400,000	Miamisburg, OH, Refuse Equipment, G.O., BAN, 2.500%, 7/14/10	402,310
1,000,000	Napoleon, OH, G.O., BAN, 2.250%, 3/26/10	1,001,654
1,000,000	Ottawa & Glandorf, OH, Local School District, School Facilities Construction, G.O., BAN, 2.500%, 3/18/10	1,002,252
180,000	Seneca County, OH, Capital Improvement, G.O., (Assured Guaranty), 5.000%, 12/1/09	181,193
1,000,000	Switzerland, OH, Local School District, School Improvement, G.O., BAN, 2.900%, 11/17/09	1,001,267
2,000,000	Toledo, OH, G.O., BAN (Various Purposes), 3.000%, 10/22/09	2,000,849
1,000,000	Toledo, OH, Solid Waste, G.O., BAN, 3.125%, 10/22/09	1,000,496
1,000,000	Union Township, OH, G.O., BAN (Various Purposes), 1.250%, 9/14/10	1,005,215
295,000	University of Akron, OH, General Receipts Revenue, Series C-1, (Assured Guaranty SPA - Dexia Credit Local), 0.500%, 1/1/29 (a)	295,000
3,000,000	University of Akron, OH, General Receipts Revenue, Series C-2, (Assured Guaranty SPA - Dexia Credit Local),, 0.500%, 1/1/29 (a)	3,000,000

		21,537,065

Pennsylvania— 7.2%
2,765,000	Chester County, PA, Health & Educational Facilities Authority Revenue, Barclay Friends Project, Series A, (LOC - Wachovia Bank N.A.), 0.500%, 8/1/25 (a)	2,765,000
300,000	Delaware Valley, PA, Regional Financial Authority, Series B, (LOC - Bayerische Landesbank), 0.500%, 12/1/20 (a)	300,000
350,000	Lancaster County, PA, G.O., (FSA Ins. SPA - Dexia Credit Local), 0.850%, 3/1/31 (a)	350,000
1,265,000	Manheim Township, PA, School District, G.O., (FSA State Aid Withholding SPA - Royal Bank of Canada), 0.420%, 5/1/23 (a)	1,265,000
140,000	North Wales, PA, Water Authority Revenue, (FSA Ins. SPA - Dexia Credit Local), 0.350%, 11/1/20 (a)	140,000
2,000,000	Pittsburgh, PA, Water & Sewer Authority Revenue, Series B-1, (FSA Ins. SPA - JPMorgan Chase Bank), 0.400%, 9/1/33 (a)	2,000,000

		6,820,000

Puerto Rico— 4.2%
4,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Revenue, Series 2601, (Assured Guaranty), 0.350%, 7/1/47 (a)	4,000,000

South Carolina— 1.2%
1,115,000	Isle Palms, SC, Water & Sewer System Revenue, 2.000%, 12/1/09	1,116,838

Tennessee— 2.2%
470,000	Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Baylor School Project, (LOC - SunTrust Bank), 0.950%, 1/1/23 (a)	470,000
1,625,000	Jackson, TN, Health Educational & Housing Facilities Board Multifamily Revenue, (Fannie Mae Ins.), 0.320%, 5/15/31 (a)	1,625,000

		2,095,000

Texas— 3.9%
1,745,000	El Paso County, TX, Hospital District, G.O., Series 2747, (Assured Guaranty Liquid Facility - JPMorgan Chase Bank), 0.450%, 2/15/16 (a)	1,745,000
900,000	Katy, TX, Independent School District, G.O., (PSF-GTD), 0.350%, 8/15/33 (a)	900,000
1,110,000	Travis County, TX, Housing Finance Corp. Multifamily Housing Revenue, Series A, (Fannie Mae Ins.), 0.320%, 2/15/34 (a)	1,110,000

		3,755,000

Virginia— 1.2%
450,000	Chesterfield County, VA, Economic Development Authority Revenue, Series C-2, (Assured Guaranty SPA - Dexia Credit Local), 0.360%, 11/1/42 (a)	450,000
725,000	Hampton, VA, Redevelopment & Housing Authority Multifamily Housing Revenue, Township Apartments Project, (Fannie Mae Ins.), 0.320%, 10/15/32 (a)	725,000

		1,175,000

West Virginia— 7.1%
3,410,000	Harrison County, WV, Industrial Development Revenue, (LOC - U.S. Bank N.A.), 0.310%, 6/1/14 (a)	3,410,000
3,085,000	Weirton, WV, Municipal Hospital Building, Commission Hospital Revenue, (LOC - PNC Bank N.A.), 0.310%, 12/1/31 (a)	3,085,000
300,000	West Virginia Economic Development Authority Revenue, Series A, (SPA - PNC Bank N.A.), 0.280%, 7/1/17 (a)	300,000

		6,795,000

Wisconsin— 4.0%
1,500,000	Watertown, WI, Uniform School District, G.O., BAN, 2.500%, 2/1/10	1,500,000
2,275,000	Wisconsin State Health & Educational Facilities Authority Revenue, Series B-1, (Assured Guaranty SPA - U.S. Bank N.A.), 0.350%, 2/15/30 (a)	2,275,000

		3,775,000

Total Municipal Bonds (Cost $91,585,554)		91,585,554

Commercial Papers—3.1%
Ohio— 3.1%
3,000,000	Ohio State, 0.400%, 3/1/10	3,000,000

Total Commercial Papers (Cost $3,000,000)		3,000,000

Cash Equivalents—0.5%
488,664	Fidelity Institutional Tax-Exempt Portfolio, 0.200%(b)	488,664

Total Cash Equivalents (Cost $488,664)		488,664

Total Investments (Cost $95,074,218) — 99.7%		95,074,218

Other Assets in Excess of Liabilities — 0.3%		250,219

Net Assets — 100.0%		$95,324,437

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2009.
(b)	Rate disclosed is the seven day yield as of September 30, 2009.
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
COP	Certificate of Participation
FSA	Financial Security Assurance
G.O.	General Obligation
Ins.	Insured
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
PSF-GTD	Public School Fund Guaranteed
SPA	Standby Purchase Agreement
TAN	Tax Anticipation Note

Huntington U.S. Treasury Money Market Fund
Portfolio of Investments
September 30, 2009 (unaudited)

Principal Amount or Shares		Value
U.S. Treasury Obligations—59.4%
U.S. Treasury Bills –— 59.4%(a)
$40,000,000	0.080%, 10/1/09	$40,000,000
10,000,000	0.261%, 10/8/09	9,999,493
20,000,000	0.209%, 10/15/09	19,998,378
33,708,000	0.331%, 10/22/09	33,702,806
26,541,000	0.306%, 10/29/09	26,535,289
15,000,000	0.270%, 11/19/09	14,994,487
13,874,000	0.301%, 11/27/09	13,867,410
15,000,000	0.210%, 12/17/09	14,993,263
5,000,000	0.220%, 1/14/10	4,996,792
15,000,000	0.285%, 1/21/10	14,986,700
15,000,000	0.285%, 2/11/10	14,984,206
18,000,000	0.172%, 4/1/10	17,984,414
6,000,000	0.256%, 6/10/10	5,989,290

		233,032,528

Total U.S. Treasury Obligations (Cost $233,032,528)		233,032,528

Cash Equivalents—7.6%
30,000,000	Fidelity Institutional Treasury Portfolio, 0.050%(b)	30,000,000

Total Cash Equivalents (Cost $30,000,000)		30,000,000

Repurchase Agreements—33.0%
40,000,000	Credit Suisse First Boston, 0.070%, dated 9/28/09, due 10/5/09, repurchase price $40,000,544 (Fully collateralized by U.S. Treasury Inflation Bonds, 2.375%, 1/15/27)	40,000,000
49,502,000	Morgan Stanley Dean Witter & Co., 0.000%, dated 9/30/09, due 10/1/09, repurchase price $49,502,000 (Fully collateralized by U.S. Treasury Notes, 1.375%, 3/15/12)	49,502,000
40,000,000	The Goldman Sachs & Co., Inc., 0.020%, dated 9/28/09, due 10/2/09, repurchase price $40,000,089 (Fully collateralized by U.S. Treasury Bonds, 5.500%, 8/15/28)	40,000,000

Total Repurchase Agreements (Cost $129,502,000)		129,502,000

Total Investments (Cost $392,534,528) — 100.0%		392,534,528

Liabilities in Excess of Other Assets — 0.0%		(66,429)

Net Assets — 100.0%		$392,468,099

(a)	Rate represents the effective yield at purchase.
(b)	Rate disclosed is the seven day yield as of September 30, 2009.

See Notes to Portfolio of Investments.

Huntington Dividend Capture Fund
Portfolio of Investments
September 30, 2009 (unaudited)

Shares		Value
Common Stocks—69.0%
Consumer Discretionary— 5.7%
44,000	Barnes & Noble, Inc.	$977,680
31,500	Family Dollar Stores, Inc.	831,600
128,000	Foot Locker, Inc.	1,529,600
18,000	J.C. Penney Co., Inc.	607,500
27,500	The TJX Cos., Inc.	1,021,625

		4,968,005

Consumer Staples— 4.8%
27,000	ConAgra Foods, Inc.	585,360
13,000	Kimberly-Clark Corp.	766,740
32,500	Kraft Foods, Inc., Class A	853,775
17,000	Molson Coors Brewing Co., Class B	827,560
25,000	Reynolds American, Inc.	1,113,000

		4,146,435

Energy— 1.9%
3,500	Eni SpA ADR	174,475
13,000	Marathon Oil Corp.	414,700
39,500	Tesoro Corp.	591,710
25,000	Valero Energy Corp.	484,750

		1,665,635

Financials— 14.4%
15,000	ACE Ltd.	801,900
37,500	American Financial Group, Inc.	956,250
24,000	Chubb Corp.	1,209,840
17,000	JPMorgan Chase & Co.	744,940
33,610	KeyCorp	218,465
14,500	M&T Bank Corp.	903,640
67,000	Montpelier Re Holdings Ltd.	1,093,440
24,000	Royal Bank of Canada	1,285,680
31,000	The Bank of New York Mellon Corp.	898,690
22,000	The Travelers Cos., Inc.	1,083,060
29,500	Torchmark Corp.	1,281,185
59,000	Unum Group	1,264,960
25,000	Wells Fargo & Co.	704,500

		12,446,550

Health Care— 6.4%
33,500	AstraZeneca PLC ADR	1,505,825
47,500	Bristol-Myers Squibb Co.	1,069,700
34,000	Eli Lilly & Co.	1,123,020
31,000	Merck & Co., Inc.	980,530
54,500	Pfizer, Inc.	901,975

		5,581,050

Industrials— 8.2%
15,000	A.O. Smith Corp.	571,500
12,000	Burlington Northern Santa Fe Corp.	957,960
28,000	Cooper Industries PLC, Class A	1,051,960
13,000	Flowserve Corp.	1,281,020
9,000	Fluor Corp.	457,650
18,000	Harsco Corp.	637,380
20,500	Raytheon Co.	983,385
39,500	Waste Management, Inc.	1,177,890

		7,118,745

Materials— 2.6%
19,000	Allegheny Technologies, Inc.	664,810
25,000	Sonoco Products Co.	688,500
29,000	Southern Copper Corp.	890,010

		2,243,320

Real Estate Investment Trusts— 15.3%
12,500	Corporate Office Properties Trust	461,000
21,500	EastGroup Properties, Inc.	821,730
36,000	Entertainment Properties Trust	1,229,040
16,000	Equity Residential	491,200
36,000	HCP, Inc.	1,034,640
17,000	Health Care REIT, Inc.	707,540
25,000	Highwoods Properties, Inc.	786,250
8,000	Home Properties, Inc.	344,720
9,000	Liberty Property Trust	292,770
19,000	Mack-Cali Realty Corp.	614,270
20,500	Mid-America Apartment Communities, Inc.	925,165
26,000	National Health Investors, Inc.	822,900
38,000	National Retail Properties, Inc.	815,860
17,500	PS Business Parks, Inc.	898,100
45,000	Ramco-Gershenson Properties Trust	401,400
17,810	Simon Property Group, Inc.	1,236,545
25,000	Sovran Self Storage, Inc.	760,750
32,000	Weingarten Realty Investors	637,440

		13,281,320

Technology— 3.3%
3,500	Accenture PLC, Class A	130,445
24,500	Hewlett-Packard Co.	1,156,645
14,000	Intel Corp.	273,980
5,000	International Business Machines Corp.	598,050
60,299	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	660,877

		2,819,997

Telecommunications— 3.0%
10,000	AT&T, Inc.	270,100
42,500	CenturyTel, Inc.	1,428,000
28,500	Verizon Communications, Inc.	862,695

		2,560,795

Utilities— 3.4%
19,500	Constellation Energy Group, Inc.	631,215
53,500	Duke Energy Corp.	842,090
13,000	Nicor, Inc.	475,670
53,000	Xcel Energy, Inc.	1,019,720

		2,968,695

Total Common Stocks (Cost $56,483,641)		59,800,547

Preferred Stocks—28.0%
Consumer Discretionary— 1.7%
25,018	Comcast Corp., 7.000%	624,199
35,000	Viacom, Inc., 6.850%	817,600

		1,441,799

Financials— 23.7%
85,000	ABN AMRO Capital Funding Trust V, 5.900%	801,550
45,000	Allianz SE, 8.375%	1,078,200
50,000	American International Group, Series A-4, 6.450%	601,500
40,000	ASBC Capital I, 7.625%	842,000
40,000	Barclays Bank PLC, Series 2, 6.625%	812,000
44,998	BB&T Capital Trust V, 8.950%	1,209,996
10,000	Credit Suisse Guernsey, 7.900%	250,500
20,000	Everest Re Capital Trust II, Series B, 6.200%	448,400
10,000	General Electric Capital Corp., 6.100%	240,800
25,000	HSBC Holdings PLC, Series A, 6.200%	538,250
75,000	ING Groep NV, 6.125%	1,104,750
40,000	JPM Chase Capital XXVI, 8.000%	1,076,400
12,000	KeyCorp Capital VIII, 7.000%	246,000
50,000	Merrill Lynch & Co. Capital Trust V, 7.280%	1,000,500
30,000	MetLife, Inc., Series B, 6.500%	711,900
70,000	Morgan Stanley Capital Trust, 6.600%	1,540,700
60,000	National City Capital Trust II, 6.625%	1,292,400
15,296	Partnerre Ltd., Series D, 6.500%	345,231
42,386	PLC Capital Trust IV, 7.250%	889,682
2,524	PNC Capital Trust E, 7.750%	63,075
40,000	Prudential Financial, Inc., 9.000%	1,047,600
49,721	Prudential PLC, 6.500%	1,167,946
58,000	RenaissanceRe Holdings Ltd., Series B, 7.300%	1,380,980
30,000	RenaissanceRe Holdings Ltd., Series C, 6.080%	621,000
12,308	SunTrust Capital IX, 7.875%	288,992
40,000	Telephone & Data Systems, Inc., Series A, 7.600%	920,000

		20,520,352

Real Estate Investment Trusts— 1.3%
55,000	Public Storage, Series F, 6.450%	1,178,650

		1,178,650

Utilities— 1.3%
40,000	BGE Capital Trust II, 6.200%	880,800
10,000	Xcel Energy, Inc., 7.600%	259,800

		1,140,600

Total Preferred Stocks (Cost $26,356,196)		24,281,401

Mutual Fund—1.3%
Exchange Traded Funds— 1.3%
55,000	AMEX Technology SPDR	1,147,850

Total Mutual Funds (Cost $914,244)		1,147,850

Cash Equivalents—1.0%
879,731	Huntington Money Market Fund, Interfund Shares, 0.010%(a)(b)	879,731

Total Cash Equivalents (Cost $879,731)		879,731

Total Investments (Cost $84,633,812) — 99.3%		86,109,529

Other Assets in Excess of Liabilities — 0.7%		584,454

Net Assets — 100.0%		$86,693,983

(a)	Rate disclosed is the seven day yield as of September 30, 2009.
(b)	Investment in affiliate.
ADR	American Depositary Receipt
PLC	Public Liability Co.
REIT	Real Estate Investment Trust
SPA	Standby Purchase Agreement

See Notes to Portfolio of Investments.

Huntington Growth Fund
Portfolio of Investments
September 30, 2009 (unaudited)

Shares		Value
Common Stocks—96.0%
Consumer Discretionary— 7.4%
21,800	ITT Educational Services, Inc. *	$2,406,938
102,000	Macy's, Inc.	1,865,580
45,000	Netflix, Inc. *	2,077,650
145,000	Pulte Homes, Inc.	1,593,550
23,000	Sherwin-Williams Co.	1,383,680
65,000	Urban Outfitters, Inc. *	1,961,050

		11,288,448

Consumer Staples— 6.6%
36,500	Bunge Ltd.	2,285,265
19,600	Colgate-Palmolive Co.	1,495,088
40,500	Hormel Foods Corp.	1,438,560
26,000	Ralcorp Holding, Inc. *	1,520,220
31,000	Wal-Mart Stores, Inc.	1,521,790
60,000	Whole Foods Market, Inc. *	1,829,400

		10,090,323

Energy— 22.4%
65,700	Alpha Natural Resources, Inc. *	2,306,070
59,380	Cameron International Corp. *	2,245,752
39,300	Enbridge, Inc.	1,524,840
29,500	EnCana Corp.	1,699,495
36,000	Murphy Oil Corp.	2,072,520
39,200	National Oilwell Varco, Inc. *	1,690,696
32,000	Noble Energy, Inc.	2,110,720
79,550	Occidental Petroleum Corp.	6,236,720
50,000	Peabody Energy Corp.	1,861,000
40,000	Petroleo Brasileiro SA ADR	1,836,000
38,500	Range Resources Corp.	1,900,360
32,600	Schlumberger Ltd.	1,942,960
63,500	Southwestern Energy Co. *	2,710,180
20,500	Transocean Ltd. *	1,753,365
48,500	Ultra Petroleum Corp. *	2,374,560

		34,265,238

Financials— 4.1%
5,500	BlackRock, Inc.	1,192,510
52,300	Stifel Financial Corp. *	2,871,270
100,000	U.S. Bancorp	2,186,000

		6,249,780

Health Care— 9.0%
23,355	Express Scripts, Inc. *	1,811,881
35,500	Gilead Sciences, Inc. *	1,653,590
53,200	Medco Health Solutions, Inc. *	2,942,492
35,000	Millipore Corp. *	2,461,550
50,000	St. Jude Medical, Inc. *	1,950,500
58,800	Teva Pharmaceutical Industries Ltd. ADR	2,972,928

		13,792,941

Industrials— 9.3%
26,000	Burlington Northern Santa Fe Corp.	2,075,580
33,400	Cummins, Inc.	1,496,654
12,700	First Solar, Inc. *	1,941,322
51,000	Fluor Corp.	2,593,350
50,600	Foster Wheeler AG *	1,614,646
26,000	Union Pacific Corp.	1,517,100
34,000	W.W. Grainger, Inc.	3,038,240

		14,276,892

Materials— 7.4%
53,500	ArcelorMittal, Class A	1,986,990
45,700	Freeport-McMoran Copper & Gold, Inc., Class B	3,135,477
29,300	Monsanto Co.	2,267,820
167,000	Vale SA ADR	3,862,710

		11,252,997

Technology— 28.5%
19,100	Apple Computer, Inc. *	3,540,567
8,600	Google, Inc., Class A *	4,264,310
38,447	Hewlett-Packard Co.	1,815,083
46,000	International Business Machines Corp.	5,502,059
19,300	MasterCard, Inc., Class A	3,901,495
124,000	MEMC Electronic Materials, Inc. *	2,062,120
94,025	Microsoft Corp.	2,434,307
195,600	NVIDIA Corp. *	2,939,868
187,700	Oracle Corp.	3,911,668
5,000	Priceline.com, Inc. *	829,100
64,200	QUALCOMM, Inc.	2,887,716
55,800	Research In Motion Ltd. *	3,769,290
37,800	Salesforce.com, Inc. *	2,151,954
40,700	Sybase, Inc. *	1,583,230
85,000	Xilinx, Inc.	1,990,700

		43,583,467

Transportation— 1.3%
55,000	Expeditors International of Washington, Inc.	1,933,250

Total Common Stocks (Cost $119,669,414)		146,733,336

Cash Equivalents—4.1%
6,242,137	Huntington Money Market Fund, Interfund Shares, 0.010%(a) (b)	6,242,137

Total Cash Equivalents (Cost $6,242,137)		6,242,137

Total Investments (Cost $125,911,551) — 100.1%		152,975,473

Liabilities in Excess of Other Assets — (0.1)%		(116,991)

Net Assets — 100.0%		$152,858,482

(a)	Rate disclosed is the seven day yield as of September 30, 2009.
(b)	Investment in affiliate.
*	Non-income producing security.
ADR	American Depositary Receipt
See Notes to Portfolio of Investments.

Huntington Income Equity Fund
Portfolio of Investments
September 30, 2009 (unaudited)

Shares		Value
Common Stocks—98.3%
Consumer Discretionary— 10.3%
31,200	Genuine Parts Co.	$1,187,472
89,000	Home Depot, Inc.	2,370,960
42,300	J.C. Penney Co., Inc.	1,427,625
66,000	Lowe's Cos., Inc.	1,382,040
20,900	McDonald's Corp.	1,192,763
63,666	Time Warner, Inc.	1,832,307
24,700	Whirlpool Corp.	1,728,012

		11,121,179

Consumer Staples— 6.6%
100,000	ConAgra Foods, Inc.	2,168,000
32,400	PepsiCo, Inc.	1,900,584
189,000	Sara Lee Corp.	2,105,460
66,000	SUPERVALU, Inc.	993,960

		7,168,004

Energy— 3.5%
26,200	BP PLC ADR	1,394,626
15,700	Chevron Texaco Corp.	1,105,751
27,900	ConocoPhillips	1,259,964

		3,760,341

Financials— 18.1%
182,000	Banco Santander SA ADR	2,939,300
52,000	Bank of Montreal	2,633,280
33,000	Barclays PLC ADR *	780,120
57,000	BB&T Corp.	1,552,680
49,100	Chubb Corp.	2,475,131
73,000	Sun Life Financial, Inc.	2,280,520
45,300	The Bank of Nova Scotia	2,064,774
53,000	The Travelers Cos., Inc.	2,609,190
127,000	XL Capital Ltd., Class A	2,217,420

		19,552,415

Health Care— 11.8%
54,000	AstraZeneca PLC ADR	2,427,300
62,000	Eli Lilly & Co.	2,047,860
27,900	Merck & Co., Inc.	882,477
145,800	Pfizer, Inc.	2,412,990
69,000	Sanofi-Aventis ADR	2,549,550
49,000	Wyeth	2,380,420

		12,700,597

Industrials— 17.2%
41,200	Eastman Chemical Co.	2,205,848
30,000	General Dynamics Corp.	1,938,000
69,000	Ingersoll-Rand PLC	2,116,230
22,800	L-3 Communications Holdings, Inc.	1,831,296
43,800	Northrop Grumman Corp.	2,266,650
82,000	Pitney Bowes, Inc.	2,037,700
136,000	R.R. Donnelley & Sons Co.	2,891,360
55,000	Tyco International Ltd.	1,896,400
46,800	Waste Management, Inc.	1,395,576

		18,579,060

Materials— 2.5%
108,000	Cemex S.A.B. de C.V. ADR *	1,395,360
22,000	PPG Industries, Inc.	1,280,620

		2,675,980

Real Estate Investment Trusts— 8.1%
71,000	HCP, Inc.	2,040,540
32,600	Health Care REIT, Inc.	1,356,812
81,000	Mack-Cali Realty Corp.	2,618,730
39,214	Simon Property Group, Inc.	2,722,624

		8,738,706

Technology— 8.4%
58,000	Hewlett-Packard Co.	2,738,180
22,300	International Business Machines Corp.	2,667,303
76,000	Microsoft Corp.	1,967,640
74,500	Tyco Electronics Ltd.	1,659,860

		9,032,983

Telecommunications— 5.4%
43,800	AT&T, Inc.	1,183,038
44,300	Verizon Communications, Inc.	1,340,961
57,500	Vodafone Group PLC ADR	1,293,750
198,000	Windstream Corp.	2,005,740

		5,823,489

Utilities— 6.4%
47,800	DTE Energy Co.	1,679,692
79,000	Duke Energy Corp.	1,243,460
151,000	NiSource, Inc.	2,097,390
46,700	Progress Energy, Inc.	1,824,102

		6,844,644

Total Common Stocks (Cost $97,918,291)		105,997,398

Preferred Stocks—2.0%
Consumer Discretionary— 2.0%
54,400	Archer Daniels Midland Co., 6.250%	2,170,560

Total Preferred Stocks (Cost $1,756,342)		2,170,560

Cash Equivalents—1.4%
1,513,796	Huntington Money Market Fund, Interfund Shares, 0.010%(a)(b)	1,513,796

Total Cash Equivalents (Cost $1,513,796)		1,513,796

Total Investments (Cost $101,188,429) — 101.7%		109,681,754

Liabilities in Excess of Other Assets — (1.7)%		(1,828,793)

Net Assets — 100.0%		$107,852,961

(a)	Rate disclosed is the seven day yield as of September 30, 2009.
(b)	Investment in affiliate.
*	Non-income producing security.
ADR	American Depositary Receipt
PLC	Public Liability Co.
REIT	Real Estate Investment Trust

See Notes to Portfolio of Investments.
Huntington International Equity Fund
Portfolio of Investments
September 30, 2009 (unaudited)

Shares		Value
Common Stocks—90.2%
Australia— 2.9%
Consumer Staples— 1.9%
550,000	Foster's Group Ltd.	$2,692,297
130,000	Woolworths Ltd.	3,353,796

		6,046,093

Materials— 1.0%
100,000	BHP Billiton Ltd.	3,327,777

		9,373,870

Canada— 3.2%
Energy— 1.9%
108,000	EnCana Corp.	6,221,880

Materials— 1.3%
46,200	Potash Corp. of Saskatchewan, Inc.	4,173,708

		10,395,588

Finland— 1.6%
Technology— 1.6%
245,000	Nokia Oyj	3,602,783
121,000	Nokia Oyj ADR	1,769,020

		5,371,803

France— 11.2%
Consumer Discretionary— 1.8%
193,000	Vivendi	5,971,329

Energy— 1.9%
103,140	Total SA	6,127,913

Financials— 3.6%
433,900	AXA ADR	11,736,995

Materials— 1.7%
62,000	Lafarge SA	5,547,459

Utilities— 2.2%
81,000	GDF Suez	3,596,484
76,172	GDF Suez ADR	3,396,509

		6,992,993

		36,376,689

Germany— 4.8%
Health Care— 1.2%
139,300	Stada Arzneimittel AG	3,831,907

Technology— 1.8%
116,400	SAP AG ADR	5,714,148

Utilities— 1.8%
40,000	E.ON AG	1,702,003
100,000	E.ON AG ADR	4,255,000

		5,957,003

		15,503,058

Ireland— 2.1%
Materials— 2.1%
242,000	CRH PLC	6,694,190

Italy— 1.8%
Energy— 1.8%
192,000	Saipem SpA	5,781,660

Japan— 17.4%
Consumer Discretionary— 5.6%
176,000	Honda Motor Co. Ltd.	5,422,173
107,000	Makita Corp.	3,397,772
338,000	Matsushita Electric Industrial Co. Ltd.	4,982,440
403,000	Sharp Corp.	4,481,270

		18,283,655

Consumer Staples— 2.1%
72,600	Unicharm Corp.	6,891,944

Financials— 4.2%
1,500	Japan Prime Realty Investment Corp.	3,646,797
400	Japan Real Estate Investment Corp.	3,271,309
1,274,500	Mitsubishi UFJ Financial Group, Inc. ADR	6,805,830

		13,723,936

Industrials— 3.4%
61,000	FANUC Ltd.	5,471,309
296,000	KOMATSU Ltd.	5,547,321

		11,018,630

Technology— 2.1%
168,500	Canon, Inc.	6,815,097

		56,733,262

Netherlands— 7.6%
Consumer Discretionary— 2.1%
282,000	Koninklijke (Royal) Phillips Electronics NV ADR	6,869,520

Financials— 3.4%
616,000	ING Groep NV ADR *	10,983,280

Industrials— 2.1%
249,945	TNT NV	6,707,331

		24,560,131

Netherlands Antilles— 1.8%
Energy— 1.8%
100,352	Schlumberger Ltd.	5,980,979

Singapore— 2.9%
Industrials— 1.1%
592,000	Keppel Corp. Ltd.	3,405,440

Telecommunications— 1.8%
2,575,930	Singapore Telecommunications Ltd.	5,945,439

		9,350,879

Spain— 5.0%
Financials— 2.8%
519,066	Banco Bilbao Vizcaya Argentaria SA ADR	9,260,137

Telecommunications— 2.2%
257,384	Telefonica SA	7,100,911

		16,361,048

Switzerland— 5.2%
Health Care— 3.4%
130,400	Novartis AG	6,526,293
28,000	Roche Holding AG	4,527,027

		11,053,320

Materials— 1.8%
128,100	Syngenta AG ADR	5,886,195

		16,939,515

Taiwan— 1.3%
Technology— 1.3%
372,854	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,086,480

United Kingdom— 21.4%
Consumer Discretionary— 2.1%
558,000	Pearson PLC	6,874,469

Consumer Staples— 5.3%
50,000	Diageo PLC, ADR	3,074,500
129,000	Reckitt Benckiser Group PLC	6,303,442
1,218,284	Tesco PLC	7,779,014

		17,156,956

Energy— 3.1%
338,000	BG Group PLC ADR	5,870,793
144,000	Royal Dutch Shell PLC, Class A	4,103,800

		9,974,593

Financials— 3.1%
415,000	Standard Chartered PLC	10,225,464

Health Care— 1.8%
150,850	GlaxoSmithKline PLC ADR	5,960,084

Industrials— 2.0%
858,000	Rolls-Royce Group PLC	6,454,674

Telecommunications— 2.2%
3,230,000	Vodafone Group PLC	7,236,042

Utilities— 1.8%
311,100	Scottish & Southern Energy PLC	5,831,075

		69,713,357

Total Common Stocks (Cost $261,830,780)		293,222,509

Mutual Funds—4.6%
Closed-End Funds— 0.9%
139,000	Morgan Stanley India Fund	2,949,580

Exchange Traded Funds— 3.7%
212,000	iShares MSCI Hong Kong Index Fund	3,290,240
99,500	iShares MSCI South Korea Index Fund	4,714,310
322,000	iShares MSCI Taiwan Index Fund	3,960,600

		11,965,150

Total Mutual Funds (Cost $12,636,858)		14,914,730

Cash Equivalents—5.0%
16,419,407	Huntington Money Market Fund, Interfund Shares, 0.010%(a)(b)	16,419,407

Total Cash Equivalents (Cost $16,419,407)		16,419,407

Total Investments (Cost $290,887,045) — 99.8%		324,556,646

Other Assets in Excess of Liabilities — 0.2%		658,759

Net Assets — 100.0%		$325,215,405

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of September 30, 2009.
*	Non-income producing security.
ADR	American Depositary Receipt
PLC	Public Liability Co.

See Notes to Portfolio of Investments.

Huntington Macro 100 Fund
Portfolio of Investments
September 30, 2009 (unaudited)

Shares		Value
Common Stocks—99.6%
Consumer Discretionary— 8.2%
2,700	Apollo Group, Inc., Class A *	$198,909
1,000	AutoZone, Inc. *	146,220
7,000	eBay, Inc. *	165,270
7,000	Family Dollar Stores, Inc.	184,800
2,500	Fortune Brands, Inc.	107,450
3,200	Hasbro, Inc.	88,800
6,100	Johnson Controls, Inc.	155,916
6,000	Leggett & Platt, Inc.	116,400
3,400	Meredith Corp.	101,796
3,800	Omnicom Group, Inc.	140,372
3,825	Republic Services, Inc., Class A	101,630
7,200	Staples, Inc.	167,184
4,200	The Gap, Inc.	89,880
3,600	The Hershey Co.	139,896
4,900	The TJX Cos., Inc.	182,035
2,800	United Parcel Service, Inc., Class B	158,116

		2,244,674

Consumer Staples— 8.9%
2,800	Avon Products, Inc.	95,088
4,100	Colgate-Palmolive Co.	312,748
5,100	Constellation Brands, Inc. *	77,265
10,000	Dean Foods Co. *	177,900
13,200	Kellogg Co.	649,836
3,200	McCormick & Co., Inc.	108,608
7,100	Procter & Gamble Co.	411,232
4,000	SUPERVALU, Inc.	60,240
16,200	Sysco Corp.	402,570
2,400	The Clorox Co.	141,168

		2,436,655

Energy— 15.6%
6,500	Apache Corp.	596,895
26,400	BJ Services Co.	512,952
10,000	ConocoPhillips	451,600
10,000	Denbury Resources, Inc. *	151,300
4,200	Devon Energy Corp.	282,786
1,800	Entergy Corp.	143,748
2,100	EOG Resources, Inc.	175,371
2,100	Integrys Energy Group, Inc.	75,369
18,000	Marathon Oil Corp.	574,200
2,500	Occidental Petroleum Corp.	196,000
2,600	Peabody Energy Corp.	96,772
3,300	Pinnacle West Capital Corp.	108,306
3,800	PPL Corp.	115,292
2,200	Range Resources Corp.	108,592
22,500	Rowan Cos., Inc.	519,075
4,100	XTO Energy, Inc.	169,412

		4,277,670

Financials— 14.9%
10,000	Aflac, Inc.	427,400
34,500	Citigroup, Inc.	166,980
5,700	H&R Block, Inc.	104,766
7,700	Hudson City Bancorp, Inc.	101,255
16,800	JPMorgan Chase & Co.	736,176
4,600	Paychex, Inc.	133,630
8,000	Progressive Corp. *	132,640
10,000	State Street Corp.	526,000
4,400	SunTrust Banks, Inc.	99,220
4,900	The Allstate Corp.	150,038
5,000	Torchmark Corp.	217,150
32,500	U.S. Bancorp	710,450
20,864	Wells Fargo & Co.	587,948

		4,093,653

Health Care— 14.8%
7,000	Becton, Dickinson & Co.	488,250
2,000	C.R. Bard, Inc.	157,220
4,700	Genzyme Corp. *	266,631
8,000	Gilead Sciences, Inc. *	372,640
6,300	Johnson & Johnson	383,607
8,200	McKesson Corp.	488,310
5,700	Medtronic, Inc.	209,760
38,500	Mylan Laboratories, Inc. *	616,385
3,700	Patterson Cos., Inc. *	100,825
4,300	Sigma-Aldrich Corp.	232,114
2,700	Stryker Corp.	122,661
10,000	Wyeth	485,800
2,600	Zimmer Holdings, Inc. *	138,970

		4,063,173

Industrials— 11.9%
3,000	Flowserve Corp.	295,620
6,300	General Dynamics Corp.	406,980
4,100	Illinois Tool Works, Inc.	175,111
2,400	ITT Corp.	125,160
6,800	Jacobs Engineering Group, Inc. *	312,460
7,200	Masco Corp.	93,024
2,900	Pall Corp.	93,612
6,000	Parker Hannifin Corp.	311,040
3,700	Pitney Bowes, Inc.	91,945
5,000	Stericycle, Inc. *	242,250
10,000	Union Pacific Corp.	583,500
6,500	United Technologies Corp.	396,045
4,900	Waste Management, Inc.	146,118

		3,272,865

Materials— 5.7%
14,400	Ball Corp.	708,480
5,000	Ecolab, Inc.	231,150
7,900	Pactiv Corp. *	205,795
16,000	The Dow Chemical Co.	417,120

		1,562,545

Real Estate Investment Trusts— 0.4%
4,100	HCP, Inc.	117,834

Technology— 16.2%
2,200	Affiliated Computer Services, Inc. *	119,174
6,500	BMC Software, Inc. *	243,945
40,800	Cisco Systems, Inc. *	960,432
4,400	Cognizant Technology Solutions Corp., Class A *	170,104
3,700	Electronic Arts, Inc. *	70,485
4,800	Fiserv, Inc. *	231,360
3,500	International Business Machines Corp.	418,635
4,900	Intuit, Inc. *	139,650
116,200	Jabil Circuit, Inc.	1,558,242
31,800	Symantec Corp. *	523,746

		4,435,773

Telecommunications— 1.3%
11,800	Verizon Communications, Inc.	357,186

Utilities— 1.7%
3,800	Consolidated Edison, Inc.	155,572
4,900	Dominion Resources, Inc.	169,050
3,600	Progress Energy, Inc.	140,616

		465,238

Total Common Stocks (Cost $26,775,473)		27,327,266

Cash Equivalents—0.4%
106,995	Huntington Money Market Fund, Interfund Shares, 0.010%(a) (b)	106,995

Total Cash Equivalents (Cost $106,995)		106,995

Total Investments (Cost $26,882,468) — 100.0%		27,434,261

Other Assets in Excess of Liabilities — 0.0%		3,301

Net Assets — 100.0%		$27,437,562

(a)	Rate disclosed is the seven day yield as of September 30, 2009.
(b)	Investment in affiliate.
*	Non-income producing security.

See Notes to Portfolio of Investments.

Huntington Mid Corp America Fund
Portfolio of Investments
September 30, 2009 (unaudited)

Shares		Value
Common Stocks—93.3%
Consumer Discretionary— 12.5%
26,110	Abercrombie & Fitch Co., Class A	$858,497
7,120	Advance Auto Parts	279,674
15,900	Best Buy Co., Inc.	596,568
25,340	Bob Evans Farms, Inc.	736,380
32,400	BorgWarner, Inc.	980,424
8,630	Darden Restaurants, Inc.	294,542
18,970	DeVry, Inc.	1,049,420
30,934	Fidelity National Title Group, Inc., Class A	466,485
19,200	Hanover Insurance Group, Inc.	793,536
30,300	J. Crew Group, Inc. *	1,085,346
20,800	Kohl's Corp. *	1,186,640
24,058	Marriott International, Inc., Class A	663,760
40,000	Nordstrom, Inc.	1,221,600
24,650	PetSmart, Inc.	536,138
12,710	Polo Ralph Lauren Corp.	973,840
37,200	Royal Caribbean Cruises Ltd. *	895,776
9,630	Sherwin-Williams Co.	579,341
24,900	The Buckle, Inc.	850,086
16,070	The Stanley Works	686,028
10,000	UniFirst Corp.	444,500
15,760	V.F. Corp.	1,141,497
10,600	Whirlpool Corp.	741,576
8,000	Wolverine World Wide, Inc.	198,720

		17,260,374

Consumer Staples— 3.5%
32,000	Church & Dwight Co., Inc.	1,815,680
25,950	Constellation Brands, Inc. *	393,142
28,900	Dr. Pepper Snapple Group, Inc. *	830,875
20,700	Ralcorp Holding, Inc. *	1,210,329
37,780	SUPERVALU, Inc.	568,967

		4,818,993

Energy— 7.6%
4,500	Baker Hughes, Inc.	191,970
46,700	Chesapeake Energy Corp.	1,326,280
11,300	Forest Oil Corp. *	221,141
29,200	Helmerich & Payne, Inc.	1,154,276
9,145	Mariner Energy, Inc. *	129,676
28,160	Murphy Oil Corp.	1,621,171
27,900	National Fuel Gas Co.	1,278,099
41,500	Noble Energy, Inc.	2,737,340
6,000	Smith International, Inc.	172,200
66,200	Spectra Energy Corp.	1,253,828
11,250	Unit Corp. *	464,063

		10,550,044

Financials— 11.3%
10,000	Allied World Assurance Co. Holdings Ltd.	479,300
21,200	BancorpSouth, Inc.	517,492
52,940	BB&T Corp.	1,442,086
38,800	Cincinnati Financial Corp.	1,008,412
26,900	City National Corp.	1,047,217
4,310	Everest Re Group Ltd.	377,987
34,430	First American Financial Corp.	1,114,499
17,248	FirstMerit Corp.	328,229
7,372	Fulton Financial Corp.	54,258
9,730	HCC Insurance Holdings, Inc.	266,115
21,800	Invesco Ltd.	496,168
20,000	Legg Mason, Inc.	620,600
28,870	Lincoln National Corp.	748,022
13,300	M&T Bank Corp.	828,856
62,250	Old Republic International Corp.	758,205
45,400	Principal Financial Group	1,243,506
21,800	Prosperity Bancshares, Inc.	758,422
22,240	T. Rowe Price Group, Inc.	1,016,368
30,590	Torchmark Corp.	1,328,524
27,390	Trustmark Corp.	521,779
16,070	Unum Group	344,541
21,000	Wilmington Trust Corp.	298,200

		15,598,786

Health Care— 12.5%
100,000	AmerisourceBergen Corp.	2,238,000
12,430	Biogen Idec, Inc. *	627,964
10,540	Cephalon, Inc. *	613,850
18,775	Coventry Health Care, Inc. *	374,749
3,000	Genzyme Corp. *	170,190
15,970	Humana, Inc. *	595,681
55,600	Life Technologies Corp. *	2,588,180
29,800	Lincare Holdings, Inc. *	931,250
76,300	Mylan Laboratories, Inc. *	1,221,563
22,200	Owens & Minor, Inc.	1,004,550
38,300	PDL BioPharma, Inc.	301,804
16,000	Quest Diagnostics, Inc.	835,040
32,490	St. Jude Medical, Inc. *	1,267,435
73,156	Thermo Fisher Scientific, Inc. *	3,194,722
38,830	Watson Pharmaceutical, Inc. *	1,422,731

		17,387,709

Industrials— 17.7%
10,200	Alliant Techsystems, Inc. *	794,070
30,200	CNH Global NV *	515,816
47,200	Cooper Industries PLC, Class A	1,773,304
34,400	Cummins, Inc.	1,541,464
16,000	Elbit Systems Ltd.	1,090,400
22,900	EMCOR Group, Inc. *	579,828
3,000	G&K Services, Inc., Class A	66,480
28,700	General Cable Corp. *	1,123,605
26,690	ITT Corp.	1,391,883
53,400	John Bean Technologies Corp.	970,278
54,000	Kennametal, Inc.	1,328,940
39,000	L-3 Communications Holdings, Inc.	3,132,480
15,700	Ladish Co., Inc. *	237,541
19,500	Mohawk Industries, Inc. *	929,955
33,800	Pall Corp.	1,091,064
23,400	Parker Hannifin Corp.	1,213,056
20,100	Precision Castparts Corp.	2,047,587
20,000	Quanex Building Products Corp.	287,200
7,000	R.R. Donnelley & Sons Co.	148,820
3,000	Rockwell International Corp.	127,800
21,000	Ryder System, Inc.	820,260
16,000	Stericycle, Inc. *	775,200
21,500	Teleflex, Inc.	1,038,665
30,500	Thomas & Betts Corp. *	917,440
25,200	Weatherford International Ltd. *	522,396

		24,465,532

Materials— 6.9%
41,400	Albemarle Corp.	1,432,440
44,400	AptarGroup, Inc.	1,658,784
6,000	Ball Corp.	295,200
29,300	Cytec Industries, Inc.	951,371
27,000	FMC Corp.	1,518,750
14,000	Innophos Holdings, Inc.	259,000
18,800	Lubrizol Corp.	1,343,448
3,000	Minerals Technologies, Inc.	142,680
18,300	Pactiv Corp. *	476,715
12,280	PPG Industries, Inc.	714,819
20,900	RPM International, Inc.	386,441
6,000	Schnitzer Steel Industries, Inc.	319,500

		9,499,148

Real Estate Investment Trusts— 2.4%
15,020	First Industrial Realty Trust, Inc.	78,855
12,200	Home Properties, Inc.	525,698
27,673	Host Hotels & Resorts, Inc.	325,711
12,210	Liberty Property Trust	397,191
13,360	Mid-America Apartment Communities, Inc.	602,937
16,690	PS Business Parks, Inc.	856,531
18,260	Sovran Self Storage, Inc.	555,652

		3,342,575

Technology— 13.3%
250,666	Activision Blizzard, Inc. *	3,105,752
11,000	Amdocs Ltd. *	295,680
48,000	Arris Group, Inc. *	624,480
15,100	Avocent Corp. *	306,077
22,135	Benchmark Electronics, Inc. *	398,430
21,700	Citrix Systems, Inc. *	851,291
8,000	Cymer, Inc. *	310,880
15,570	Electronic Arts, Inc. *	296,608
46,366	Fidelity National Information Services, Inc.	1,182,797
3,000	Fiserv, Inc. *	144,600
28,430	FLIR Systems, Inc. *	795,187
40,000	Forrester Research, Inc. *	1,065,600
33,000	Harris Corp.	1,240,800
58,410	infoGROUP, Inc. *	409,454
51,000	Integrated Device Technology, Inc. *	344,760
12,000	Intersil Corp., Class A	183,720
29,000	JDA Software Group, Inc. *	636,260
11,000	Molex, Inc.	229,680
15,300	Multi-Fineline Electronix, Inc. *	439,263
30,800	NCR Corp. *	425,656
49,600	NVIDIA Corp. *	745,488
112,100	ON Semiconductor Corp. *	924,825
17,200	Progress Software Corp. *	389,580
32,000	Sybase, Inc. *	1,244,800
30,800	Teradata Corp. *	847,616
29,250	Varian Semiconductor Equipment Associates, Inc. *	960,570

		18,399,854

Telecommunications— 1.2%
26,570	CenturyTel, Inc.	892,752
8,197	Harris Stratex Networks, Inc., Class A *	57,379
9,000	Telus Corp.	279,810
21,400	Turkcell Iletisim Hizmetleri AS ADR	382,418

		1,612,359

Utilities— 4.4%
12,000	AGL Resources, Inc.	423,240
9,766	Allete, Inc.	327,845
15,500	Atmos Energy Corp.	436,790
8,000	Constellation Energy Group, Inc.	258,960
60,750	MDU Resources Group, Inc.	1,266,637
14,250	New Jersey Resources Corp.	517,417
71,000	Questar Corp.	2,666,760
12,640	Xcel Energy, Inc.	243,194

		6,140,843

Total Common Stocks (Cost $91,423,017)		129,076,217

Cash Equivalents—6.7%
9,327,254	Huntington Money Market Fund, Interfund Shares, 0.010%(a) (b)	9,327,254

Total Cash Equivalents (Cost $9,327,254)		9,327,254

Total Investments (Cost $100,750,271) — 100.0%		138,403,471

Other Assets in Excess of Liabilities — 0.0%		26,587

Net Assets — 100.0%		$138,430,058

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of September 30, 2009.
*	Non-income producing security.
ADR	American Depositary Receipt
PLC	Public Liability Co.

See Notes to Portfolio of Investments.
Huntington New Economy Fund
Portfolio of Investments
September 30, 2009 (unaudited)

Shares		Value
Common Stocks—91.6%
Consumer Discretionary— 15.5%
17,700	Advance Auto Parts	$695,256
17,200	Aeropostale, Inc. *	747,684
30,700	Big Lots, Inc. *	768,114
26,200	Corinthian Colleges, Inc. *	486,272
9,630	DeVry, Inc.	532,731
6,920	Dollar Tree, Inc. *	336,866
9,134	Monro Muffler Brake, Inc.	290,370
20,250	O'Reilly Automative, Inc. *	731,835
14,500	PetSmart, Inc.	315,375
2,200	Strayer Education, Inc.	478,896
9,570	The Buckle, Inc.	326,720
11,700	The Gymboree Corp. *	566,046
22,800	The Warnaco Group, Inc. *	1,000,008
5,300	Tractor Supply Co. *	256,626
11,400	True Religion Apparel, Inc. *	295,602
11,400	Urban Outfitters, Inc. *	343,938

		8,172,339

Consumer Staples— 1.6%
6,500	CVS Caremark Corp.	232,310
8,300	Diamond Foods, Inc.	263,276
5,300	Energizer Holdings, Inc. *	351,602

		847,188

Energy— 5.0%
7,300	Alpha Natural Resources, Inc. *	256,230
9,400	FMC Technologies, Inc. *	491,056
18,000	Petrohawk Energy Corp. *	435,780
10,000	Range Resources Corp.	493,600
4,840	Tidewater, Inc.	227,915
14,930	Ultra Petroleum Corp. *	730,973

		2,635,554

Financials— 6.6%
9,000	Bank of Hawaii Corp.	373,860
19,200	City Holding Co.	572,352
41,400	Hudson City Bancorp, Inc.	544,410
10,600	Jones Lang LaSalle, Inc.	502,122
21,500	Protective Life Corp.	460,530
13,100	The St. Joe Co. *	381,472
20,700	Valley National Bancorp	254,403
6,900	Westamerica Bancorp	358,800

		3,447,949

Health Care— 10.2%
10,970	Beckman Coulter, Inc.	756,272
37,300	Cepheid, Inc. *	493,106
7,550	Community Health Systems, Inc. *	241,071
33,700	CONMED Corp. *	646,029
18,600	Illumina, Inc. *	790,500
3,340	Intuitive Surgical, Inc. *	875,915
10,240	Life Technologies Corp. *	476,672
9,480	LifePoint Hospitals, Inc. *	256,529
15,000	MedAssets, Inc. *	338,550
9,810	Quest Diagnostics, Inc.	511,984

		5,386,628

Industrials— 16.3%
32,600	AGCO Corp. *	900,738
24,900	Bucyrus International, Inc.	886,938
14,100	Cooper Industries PLC, Class A	529,737
34,560	Corrections Corp. of America *	782,784
6,000	Flowserve Corp.	591,240
22,500	FTI Consulting, Inc. *	958,725
56,660	GrafTech International Ltd. *	832,902
6,300	Joy Global, Inc.	308,322
13,900	Lindsay Corp.	547,382
14,300	Oshkosh Corp.	442,299
9,000	SPX Corp.	551,430
20,300	The Corporate Executive Board Co.	505,470
8,760	Valmont Industries, Inc.	746,177

		8,584,144

Materials— 11.6%
10,300	Agrium, Inc.	512,837
9,600	Barrick Gold Corp.	363,840
12,600	Cliffs Natural Resources, Inc.	407,736
17,000	Cytec Industries, Inc.	551,990
4,500	FMC Corp.	253,125
7,300	Freeport-McMoran Copper & Gold, Inc., Class B	500,853
5,330	Monsanto Co.	412,542
4,600	Potash Corp. of Saskatchewan, Inc.	415,564
14,700	Southern Copper Corp.	451,143
64,840	Steel Dynamics, Inc.	994,646
10,000	Terra Industries, Inc.	346,700
33,500	Westlake Chemical Corp.	860,950

		6,071,926

Real Estate Investment Trusts— 2.5%
10,400	Corporate Office Properties Trust	383,552
11,900	SL Green Realty Corp.	521,815
20,800	Weingarten Realty Investors	414,336

		1,319,703

Technology— 21.4%
77,080	Activision Blizzard, Inc. *	955,021
29,200	Aixtron AG ADR	797,452
28,000	Atheros Communications, Inc. *	742,840
14,900	Cognex Corp.	244,062
13,760	Cree, Inc. *	505,680
26,100	Cymer, Inc. *	1,014,246
49,000	Electronic Arts, Inc. *	933,450
7,600	Lam Research Corp. *	259,616
31,000	Marvell Technology Group Ltd. *	501,890
5,800	Quality Systems, Inc.	357,106
15,500	Research In Motion Ltd. *	1,047,025
12,270	Salesforce.com, Inc. *	698,531
23,600	SanDisk Corp. *	512,120
16,300	Seagate Technology	247,923
45,000	STEC, Inc. *	1,322,550
31,100	Teradyne, Inc. *	287,675
10,600	VMware, Inc., Class A *	425,802
20,800	Volterra Semiconductor Corp. *	382,096

		11,235,085

Utilities— 0.9%
13,019	ONEOK, Inc.	476,756

Total Common Stocks (Cost $49,371,209)		48,177,272

Cash Equivalents—9.1%
4,758,398	Huntington Money Market Fund, Interfund Shares, 0.010%(a)(b)	4,758,398

Total Cash Equivalents (Cost $4,758,398)		4,758,398

Total Investments (Cost $54,129,607) — 100.7%		52,935,670

Liabilities in Excess of Other Assets — (0.7)%		(344,172)

Net Assets — 100.0%		$52,591,498

(a)	Rate disclosed is the seven day yield as of September 30, 2009.
(b)	Investment in affiliate.
*	Non-income producing security.
ADR	American Depositary Receipt
PLC	Public Liability Co.

See Notes to Portfolio of Investments.

Huntington Real Strategies Fund
Portfolio of Investments
September 30, 2009 (unaudited)

Shares		Value
Common Stocks—74.8%
Consumer Staples— 4.0%
25,000	Archer-Daniels-Midland Co. (a)	$730,500
141,300	Cosan Ltd., Class A *	1,116,270
70,000	Tyson Foods, Inc., Class A	884,100

		2,730,870

Energy— 32.2%
16,000	Canadian Natural Resources Ltd. ADR	1,075,040
15,000	Chesapeake Energy Corp.	426,000
78,200	El Paso Corp.	807,024
40,000	El Paso Pipeline Partners LP	829,200
17,000	EnCana Corp.	979,370
28,700	Enterprise Products Partners LP	812,784
14,000	EOG Resources, Inc. (a)	1,169,140
25,000	Frontier Oil Corp. (a)	348,000
33,400	Hugoton Royalty Trust	598,194
35,000	James River Coal Co. *	668,850
25,800	Linn Energy LLC	591,078
25,800	National Oilwell Varco, Inc. *	1,112,754
50,000	Natural Resource Partners LP	1,043,500
27,600	Newfield Exploration Co. *	1,174,656
17,500	Noble Corp.	664,300
16,000	Peabody Energy Corp. (a)	595,520
31,000	Petroleo Brasileiro SA ADR	1,422,900
14,000	Rowan Cos., Inc.	322,980
18,500	Sasol Ltd. ADR	705,220
20,000	Smith International, Inc.	574,000
64,900	Spectra Energy Corp.	1,229,206
14,346	StatoilHydro ASA ADR	323,359
30,000	Tesoro Corp.	449,400
19,198	Transocean Ltd. *	1,642,004
41,000	Valero Energy Corp.	794,990
38,400	XTO Energy, Inc.	1,586,688

		21,946,157

Industrials— 13.1%
34,000	AGCO Corp. *	939,420
25,100	Bucyrus International, Inc. (a)	894,062
12,000	Canadian National Railway Co. (a)	587,880
12,000	Deere & Co.	515,040
12,000	Fluor Corp.	610,200
44,500	Foster Wheeler AG *	1,419,995
27,000	Kennametal, Inc.	664,470
10,000	KOMATSU Ltd. ADR *	747,700
97,900	Manitowoc Co.	927,113
7,500	POSCO ADR	779,550
35,000	Robbins & Myers, Inc.	821,800

		8,907,230

Materials— 17.8%
15,670	Agrium, Inc. (a)	780,209
13,000	FMC Corp.	731,250
12,350	Monsanto Co.	955,890
10,000	Nucor Corp.	470,100
98,000	Olin Corp.	1,709,120
6,620	Potash Corp. of Saskatchewan, Inc.	598,051
7,000	Praxair, Inc.	571,830
7,500	Rio Tinto PLC ADR	1,277,175
20,200	Tenaris SA ADR	719,524
20,000	Terra Industries, Inc.	693,400
4,000	Terra Nitrogen Co., LP	416,920
13,400	The Mosaic Co.	644,138
100,000	USEC, Inc. *	469,000
49,000	Vale SA ADR	1,133,370
32,000	Yara International ASA ADR	1,010,880

		12,180,857

Real Estate Investment Trusts— 6.0%
81	Avalonbay Communities, Inc.	5,891
17,900	Boston Properties, Inc. (a)	1,173,345
80,000	Duke Realty Corp.	960,800
28,700	Plum Creek Timber Co., Inc.	879,368
16,741	Vornado Realty Trust	1,078,292

		4,097,696

Utilities— 1.7%
23,000	American Water Works Co., Inc.	458,620
18,500	Questar Corp.	694,860

		1,153,480

Total Common Stocks (Cost $66,245,754)		51,016,290

Mutual Funds—11.7%
Exchange Traded Funds— 8.2%
12,000	Oil Service HOLDRs Trust	1,409,160
50,000	PowerShares DB Agriculture Fund	1,273,000
55,000	PowerShares DB US Dollar Index Bearish Fund	1,536,150
31,400	ProShares Ultrashort 20+ Year Treasury	1,381,914

		5,600,224

Exchange Traded Notes— 1.6%
40,000	iPath Dow Jones-AIG Livestock Total Return Sub-Index *	1,092,000

Investment Company— 1.9%
99,400	Central Fund of Canada Ltd., Class A	1,317,050

Total Mutual Funds (Cost $9,660,126)		8,009,274

Options Purchased — 0.10%
150	S&P 500 Index, Put @ 775,
	Expiring December 2009	43,500

Total Options Purchased (Cost $1,260,450)		43,500

Cash Equivalents—13.6%
9,308,017	Huntington Money Market Fund, Interfund Shares, 0.010%(a)(b)(c)	9,308,017

Total Cash Equivalents (Cost $9,308,017)		9,308,017

Total Investments (Cost $86,474,347) — 100.2%		68,377,081

Liabilities in Excess of Other Assets — (0.2)%		(152,006)

Net Assets — 100.0%		$68,225,075

(a)	All or a portion of security is pledged as collateral for options written.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2009.
*	Non-income producing security.
ADR	American Depositary Receipt
LLC	Limited Liability Co.
LP	Limited Partnership
PLC	Public Liability Co.

See Notes to Portfolio of Investments.

Huntington Rotating Markets Fund
Portfolio of Investments
September 30, 2009 (unaudited)

Shares		Value
Mutual Funds—94.4%
Exchange Traded Funds— 94.4%
75,400	iShares EAFE Index Fund	$4,124,380
8,000	iShares MSCI Brazil Index Fund	541,360
339,918	iShares MSCI Emerging Markets Index Fund	13,226,210
144,846	iShares MSCI EMU Index Fund	5,505,597
55,000	iShares MSCI Germany Index Fund	1,220,450
6,900	iShares MSCI Hong Kong Index Fund	107,088
118,593	iShares MSCI Pacific ex-Japan Index Fund	4,806,574
53,800	iShares S&P Small Cap 600 Index Fund	2,813,740
77,770	S&P Depositary Receipt	8,209,401

Total Mutual Funds (Cost $32,752,509)		40,554,800

Cash Equivalents—5.6%
2,402,127	Huntington Money Market Fund, Interfund Shares, 0.010%(a) (b)	2,402,127

Total Cash Equivalents (Cost $2,402,127)		2,402,127

Total Investments (Cost $35,154,636) — 100.0%		42,956,927

Other Assets in Excess of Liabilities — 0.0%		7,236

Net Assets — 100.0%		$42,964,163

(a)		Investment in affiliate.
(b)		Rate disclosed is the seven day yield as of September 30, 2009.

See Notes to Portfolio of Investments.

Huntington Situs Fund
Portfolio of Investments
September 30, 2009 (unaudited)

Shares		Value
Common Stocks—97.7%
Bermuda— 1.3%
Financials— 1.3%
30,000	Arch Capital Group Ltd. *	$2,026,200

Brazil— 0.9%
Consumer Discretionary— 0.9%
24,600	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	1,384,980

Cayman Islands— 2.5%
Consumer Discretionary— 1.4%
35,000	Garmin Ltd.	1,320,900
16,000	Shanda Interactive Entertainment Ltd. ADR *	819,200

		2,140,100

Consumer Staples— 1.1%
80,000	Fresh Del Monte Produce, Inc. *	1,808,800

		3,948,900

Chile— 0.6%
Materials— 0.6%
24,000	Sociedad Quimica y Minera de Chile SA ADR	939,120

Denmark— 1.3%
Energy— 0.7%
13,900	Vestas Wind Systems A/S *	1,004,979

Health Care— 0.6%
10,500	Novozymes A/S, Class B	988,297

		1,993,276

Germany— 0.7%
Health Care— 0.7%
41,800	Stada Arzneimittel AG	1,149,847

Hong Kong— 0.6%
Consumer Discretionary— 0.6%
208,500	Television Broadcasts Ltd.	898,591

Japan— 1.7%
Consumer Discretionary— 0.5%
27,000	Honda Motor Co. Ltd. ADR	818,370

Consumer Staples— 0.5%
46,000	Shiseido Co. Ltd.	802,117

Health Care— 0.7%
20,600	Terumo Corp.	1,133,861

		2,754,348

Mexico— 0.8%
Consumer Discretionary— 0.8%
35,000	Desarrolladora Homex S.A.B de C.V. ADR *	1,322,300

Singapore— 0.5%
Consumer Staples— 0.5%
94,000	Asia Pacific Breweries Ltd.	801,080

South Africa— 0.2%
Materials— 0.2%
35,000	Denison Mines Corp. *	65,100
30,000	Harmony Gold Mining Co. Ltd. ADR	328,200

		393,300

Sweden— 0.9%
Consumer Discretionary— 0.9%
153,800	Haldex AB *	1,423,400

Turkey— 0.7%
Telecommunications— 0.7%
60,800	Turkcell Iletisim Hizmetleri AS ADR	1,086,496

United Kingdom— 0.6%
Consumer Staples— 0.6%
20,000	Reckitt Benckiser Group PLC	977,278

United States— 84.4%
Consumer Discretionary— 7.2%
20,000	AnnTaylor Stores Corp. *	317,800
150,000	Cabela's, Inc., Class A *	2,001,000
10,500	Columbia Sportswear Co.	432,180
20,000	Ennis, Inc.	322,600
20,050	Fossil, Inc. *	570,423
50,000	Jakks Pacific, Inc. *	716,000
18,000	Polo Ralph Lauren Corp.	1,379,160
100,000	Quanta Services, Inc. *	2,213,000
23,850	Rent-A-Center, Inc. *	450,288
40,000	ScanSource, Inc. *	1,132,800
50,000	Southwest Airlines Co.	480,000
28,000	Speedway Motorsports, Inc.	402,920
35,600	Urban Outfitters, Inc. *	1,074,052

		11,492,223

Consumer Staples— 2.6%
70,000	Owens-Illinois, Inc. *	2,583,000
40,000	Sanderson Farms, Inc.	1,505,600

		4,088,600

Energy— 8.8%
35,000	Alliance Resource Partners LP	1,269,100
20,000	Atwood Oceanics, Inc. *	705,400
60,000	Carbo Ceramics, Inc.	3,093,000
130,400	Denbury Resources, Inc. *	1,972,952
20,000	Dril-Quip, Inc. *	992,800
30,000	Lufkin Industries, Inc.	1,595,400
40,000	Newfield Exploration Co. *	1,702,400
15,000	Oceaneering International, Inc. *	851,250
35,000	Rowan Cos., Inc.	807,450
10,000	Saint Mary Land & Exploration Co.	324,600
28,000	Swift Energy Co. *	663,040

		13,977,392

Financials— 7.7%
70,204	BB&T Corp.	1,912,357
52,300	Cullen/Frost Bankers, Inc.	2,700,772
55,000	International Bancshares Corp.	897,050
100,000	Protective Life Corp.	2,142,000
125,000	Raymond James Financial, Inc.	2,910,000
46,383	SCBT Financial Corp.	1,303,362
13,800	WSFS Financial Corp.	367,632

		12,233,173

Health Care— 10.4%
140,000	Albany Molecular Research *	1,212,400
23,000	Bio-Rad Laboratories, Inc., Class A *	2,113,240
50,000	Cerner Corp. *	3,740,000
20,000	Edwards LifeSciences Corp. *	1,398,200
40,000	Kindred Healthcare, Inc. *	649,200
81,000	Kinetic Concepts, Inc. *	2,995,380
45,000	Lincare Holdings, Inc. *	1,406,250
75,000	Osiris Therapeutics, Inc. *	499,500
12,810	PharMerica Corp. *	237,882
60,000	Watson Pharmaceutical, Inc. *	2,198,400

		16,450,452

Industrials— 19.5%
15,000	Alliant Techsystems, Inc. *	1,167,750
20,000	American Woodmark Corp.	386,800
40,000	BE Aerospace, Inc. *	805,600
40,000	Eastman Chemical Co.	2,141,600
100,000	EnPro Industries, Inc. *	2,286,000
30,000	Exlservice Holdings, Inc. *	445,800
35,000	Flowserve Corp.	3,448,900
70,000	Harsco Corp.	2,478,700
52,000	Jacobs Engineering Group, Inc. *	2,389,400
25,000	Overseas Shipholding Group, Inc.	934,250
22,000	Precision Castparts Corp.	2,241,140
80,000	Quaker Chemical Corp.	1,754,400
40,000	Ryder System, Inc.	1,562,400
35,000	The Timken Co.	820,050
145,000	Trinity Industries, Inc.	2,492,550
55,000	Universal Forest Products, Inc.	2,170,300
80,000	Watts Water Technologies, Inc., Class A	2,420,000
53,750	Werner Enterprises, Inc.	1,001,362

		30,947,002

Materials— 9.8%
40,000	Albemarle Corp.	1,384,000
50,000	Ceradyne, Inc. *	916,500
30,000	Commercial Metals Co.	537,000
15,000	Deckers Outdoor Corp. *	1,272,750
50,400	Eagle Materials, Inc.	1,440,432
35,000	RTI International Metals, Inc. *	871,850
75,000	Terra Industries, Inc.	2,600,250
50,000	Texas Industries, Inc.	2,100,000
20,000	The Scotts Co.	859,000
100,000	Trimble Navigation Ltd. *	2,391,000
33,000	United States Lime & Minerals, Inc. *	1,185,360

		15,558,142

Real Estate Investment Trusts— 2.4%
23,500	Camden Property Trust	947,050
60,000	Equity One, Inc.	940,200
8,000	Healthcare Realty Trust, Inc.	169,040
90,000	Weingarten Realty Investors	1,792,800

		3,849,090

Technology— 11.2%
32,900	ACI Worldwide, Inc. *	497,777
5,000	American Superconductor Corp. *	167,700
70,000	Anixter International, Inc. *	2,807,700
30,000	Black Box Corp.	752,700
44,150	Imation Corp.	409,270
200,000	Jabil Circuit, Inc.	2,682,000
60,600	Methode Electronics, Inc.	525,402
60,000	NETGEAR, Inc. *	1,101,000
45,000	OYO Geospace Corp. *	1,162,350
150,000	Red Hat, Inc. *	4,146,000
150,000	Sigma Designs, Inc. *	2,179,500
60,900	Standard Microsystems Corp. *	1,413,489

		17,844,888

Telecommunications— 2.3%
115,900	CommScope, Inc. *	3,468,887
39,000	General Communication, Inc., Class A *	267,540

		3,736,427

Utilities— 2.5%
5,000	AGL Resources, Inc.	176,350
39,900	Hawaiian Electric Industries, Inc.	722,988
13,100	Northwest Natural Gas Co.	545,746
50,000	Portland General Electric Co.	986,000
58,500	UGI Corp.	1,466,010

		3,897,094

		134,074,483

Total Common Stocks (Cost $137,413,406)		155,173,599

Mutual Funds—0.7%
Exchange Traded Funds— 0.6%
25,000	iShares FTSE/Xinhua China 25 Index Fund	1,023,500
Investment Companies— 0.1%
10,000	Central Fund of Canada Ltd., Class A	132,500

Total Mutual Funds (Cost $741,866)		1,156,000

Cash Equivalents—1.5%
2,413,320	Huntington Money Market Fund, Interfund Shares, 0.010%(a) (b)	2,413,320

Total Cash Equivalents (Cost $2,413,320)		2,413,320

Total Investments (Cost $140,568,592) — 99.9%		158,742,919

Other Assets in Excess of Liabilities — 0.1%		98,772

Net Assets — 100.0%		$158,841,691

(a)	Rate disclosed is the seven day yield as of September 30, 2009.
(b)	Investment in affiliate.
*	Non-income producing security.
ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Liability Co.

See Notes to Portfolio of Investments.

Huntington Technical Opportunities Fund
Portfolio of Investments
September 30, 2009 (unaudited)
Shares		Value
Mutual Funds—98.3%
Exchange Traded Funds— 98.3%
7,950	iShares Cohen & Steers Realty Majors Index Fund	$386,529
10,450	iShares Dow Jones U.S. Financial Sector Index Fund	550,193
40,500	iShares EAFE Index Fund	2,215,350
9,400	iShares MSCI Brazil Index Fund	636,098
14,000	iShares MSCI EMU Index Fund	532,140
10,700	iShares MSCI Mexico Index Fund	467,376
23,000	iShares S&P Small Cap 600 Index Fund	1,202,900
16,000	Market Vectors Steel Index Fund	843,680
9,650	MidCap SPDR Trust Series 1 Index Fund	1,208,952
3,000	Oil Service HOLDRs Trust	352,290
18,000	SPDR Metals & Mining	821,520

Total Mutual Funds (Cost $7,858,697)		9,217,028

Cash Equivalents—1.8%
171,915	Huntington Money Market Fund, Interfund Shares, 0.010%(a) (b)	171,915

Total Cash Equivalents (Cost $171,915)		171,915

Total Investments (Cost $8,030,612) — 100.1%		9,388,943

Liabilities in Excess of Other Assets — (0.1)%		(12,106)

Net Assets — 100.0%		$9,376,837

(a)		Rate disclosed is the seven day yield as of September 30, 2009.
(b)		Investment in affiliate.

See Notes to Portfolio of Investments.

Huntington Fixed Income Securities Fund
Portfolio of Investments
September 30, 2009 (unaudited)

Principal Amount or Shares		Value
Corporate Bonds—47.2%
Consumer Discretionary— 1.3%
$2,000,000	The Home Depot, Inc., 4.625%, 8/15/10	$2,057,556
1,000,000	The Walt Disney Co., Series D, 4.500%, 12/15/13	1,067,209

		3,124,765

Consumer Staples— 3.0%
1,498,000	ConAgra Foods, Inc., 6.750%, 9/15/11	1,634,537
2,000,000	General Mills, Inc., 5.650%, 9/10/12	2,182,732
2,000,000	Kraft Foods, Inc., 6.000%, 2/11/13	2,145,244
1,000,000	Procter & Gamble Co., 4.600%, 1/15/14	1,074,295

		7,036,808

Energy— 3.7%
1,840,000	Enterprise Products Operating LP, 7.500%, 2/1/11	1,964,246
2,000,000	Halliburton Co., 6.150%, 9/15/19	2,243,412
1,000,000	Marathon Oil Canada Corp., 8.375%, 5/1/12	1,132,217
1,000,000	Transocean, Inc., 6.000%, 3/15/18	1,068,234
1,933,000	XTO Energy, Inc., 7.500%, 4/15/12	2,143,148

		8,551,257

Financials— 15.5%
2,000,000	ABX Financing Co., 5.750%, 10/15/16 (a)(b)	2,123,342
2,000,000	American Express Credit Co., Series C, 7.300%, 8/20/13	2,217,984
2,000,000	General Electric Capital Corp., 4.875%, 10/21/10	2,062,370
1,000,000	General Electric Capital Corp., 5.250%, 10/19/12	1,057,242
2,000,000	General Electric Capital Corp., Series G, 5.720%, 8/22/11	2,026,624
2,000,000	General Electric Global Insurance Holdings Corp., 7.500%, 6/15/10	2,065,878
1,000,000	Goldman Sachs Group, Inc., 6.600%, 1/15/12	1,085,871
1,000,000	Goldman Sachs Group, Inc., 5.250%, 10/15/13	1,061,615
2,000,000	HSBC Finance Corp., 5.625%, 6/15/20	1,873,316
1,000,000	JPMorgan Chase & Co., 6.000%, 1/15/18	1,073,325
1,000,000	Lincoln National Corp., 4.750%, 2/15/14	995,357
3,000,000	MBNA America Bank Corp. N.A., 7.125%, 11/15/12 (a)(b)	3,241,596
1,000,000	Merrill Lynch & Co., Inc., 5.770%, 7/25/11	1,046,736
1,000,000	MetLife, Inc., 5.000%, 11/24/13	1,033,367
1,000,000	MetLife, Inc., 5.700%, 6/15/35	1,028,484
1,000,000	Morgan Stanley, 6.750%, 10/15/13	1,059,146
2,000,000	Nationwide Financial Services, Inc., 6.250%, 11/15/11	2,070,548
1,000,000	Northern Trust Co., 6.500%, 8/15/18	1,141,816
1,180,000	Protective Life Secured Trust, 4.000%, 10/7/09	1,180,143
2,050,000	RenaissanceRe Holdings Ltd., 5.875%, 2/15/13	2,059,522
2,000,000	Royal Bank of Canada, 5.650%, 7/20/11	2,149,092
2,210,000	WFC Greater Bay Bancorp, 5.125%, 4/15/10	2,252,867

		35,906,241

Health Care— 3.0%
2,000,000	Astrazeneca PLC, 5.900%, 9/15/17	2,237,772
1,000,000	Pfizer, Inc., 5.350%, 3/15/15	1,107,307
2,500,000	WellPoint, Inc., 4.250%, 12/15/09	2,517,090
1,000,000	Wyeth, 5.500%, 3/15/13	1,082,538

		6,944,707

Industrials— 4.4%
2,000,000	Cintas Corp., 6.150%, 8/15/36	1,956,124
1,665,000	Emerson Electric Co., 5.125%, 12/1/16	1,775,719
2,000,000	Raytheon Co., 5.500%, 11/15/12	2,195,264
2,000,000	Union Pacific Corp., 5.650%, 5/1/17	2,125,456
2,000,000	United Technologies Corp., 6.125%, 2/1/19	2,288,240

		10,340,803

Materials— 1.4%
1,000,000	EI DuPont de Nemours & Co., 6.875%, 10/15/09	1,001,737
2,000,000	Potash Corp. of Saskatchewan, Inc., 5.250%, 5/15/14	2,163,704

		3,165,441

Real Estate Investment Trusts— 1.7%
2,000,000	Hospitality Properties Trust, 6.750%, 2/15/13	1,977,034
1,000,000	Kimco Realty Corp., 4.820%, 6/1/14	972,973
1,000,000	Mack-Cali Realty Corp., 7.750%, 2/15/11	1,048,550

		3,998,557

Technology— 3.5%
2,000,000	Hewlett-Packard Co., 5.500%, 3/1/18	2,185,414
3,000,000	IBM Corp., 7.625%, 10/15/18	3,691,713
2,000,000	Oracle Corp., 5.250%, 1/15/16	2,175,738

		8,052,865

Telecommunications— 3.8%
2,000,000	AT&T, Inc., 5.600%, 5/15/18	2,103,160
2,000,000	Comcast Corp., 6.500%, 1/15/17	2,195,136
2,000,000	Verizon Wireless, 7.375%, 11/15/13 (a)(b)	2,296,728
2,000,000	Vodafone Group PLC, 5.000%, 12/16/13	2,132,960

		8,727,984

Utilities— 5.9%
1,000,000	American Electric Power Co., Inc., 5.375%, 3/15/10	1,019,810
2,500,000	Bay State Gas Co., 9.200%, 6/6/11	2,713,590
1,000,000	Consolidated Edison Co. of New York, Inc., 3.850%, 6/15/13	1,021,743
1,290,000	Dominion Resources, Inc., 5.700%, 9/17/12	1,409,174
1,000,000	Duke Energy Corp., 6.300%, 2/1/14	1,106,277
1,800,000	Gulf Power Co., 4.900%, 10/1/14	1,908,511
2,310,000	Metropolitan Edison, 4.875%, 4/1/14	2,395,174
2,000,000	Pacific Gas & Electric Co., 6.250%, 12/1/13	2,246,258

		13,820,537

Total Corporate Bonds (Cost $104,224,516)		109,669,965

U.S. Government Agencies—22.6%
Federal Farm Credit Bank —0.9%
2,000,000	4.710%, 3/6/15	2,171,334
Federal Home Loan Bank –— 11.6%
3,000,000	5.000%, 9/9/11	3,214,428
3,000,000	4.375%, 6/8/12	3,209,508
1,000,000	5.625%, 6/15/12	1,035,721
2,000,000	2.375%, 3/15/13	2,001,808
3,000,000	5.375%, 6/14/13	3,344,508
1,380,000	5.000%, 7/16/13	1,519,468
5,000,000	4.750%, 9/11/15	5,413,385
6,500,000	4.750%, 12/16/16	7,087,048

		26,825,874

Federal Home Loan Mortgage Corporation –— 7.5%
1,500,000	4.125%, 11/18/09	1,507,340
2,000,000	2.125%, 9/23/11	2,014,564
4,000,000	6.480%, 12/5/11	4,455,916
2,000,000	2.375%, 2/24/12	2,014,028
2,000,000	5.000%, 1/30/14	2,193,864
3,000,000	5.500%, 3/28/16	3,167,766
2,000,000	4.875%, 6/13/18	2,180,316

		17,533,794

Federal National Mortgage Association –— 2.6%
3,000,000	4.600%, 12/14/12	3,023,166
3,000,000	3.000%, 9/22/14	3,000,014

		6,023,180

Total U.S. Government Agencies (Cost $49,838,090)		52,554,182

U.S. Treasury Obligations—19.6%
U.S. Treasury Bonds –— 13.8%
1,500,000	9.125%, 5/15/18	2,170,196
4,000,000	8.750%, 8/15/20	5,863,124
4,000,000	7.125%, 2/15/23	5,363,752
4,000,000	7.625%, 2/15/25	5,700,624
4,000,000	6.750%, 8/15/26	5,348,752
4,000,000	5.250%, 11/15/28	4,643,752
1,000,000	4.250%, 5/15/39	1,034,531
2,000,000	4.500%, 8/15/39	2,156,250

		32,280,981

U.S. Treasury Inflation Protection Notes —1.0%
2,000,000	2.000%, 1/15/16	2,251,416
U.S. Treasury Notes –— 4.8%
2,000,000	1.750%, 1/31/14	1,975,000
4,000,000	3.125%, 5/15/19	3,935,936
4,000,000	6.125%, 8/15/29	5,138,124

		11,049,060

Total U.S. Treasury Obligations (Cost $41,240,100)		45,581,457

U.S. Government Mortgage Backed Agencies—4.3%
Federal Home Loan Mortgage Corporation –— 2.1%
225,862	Pool # 599630, 6.500%, 8/1/16	243,816
267,167	Pool # 254403, 6.000%, 8/1/17	286,934
1,860,809	Pool # J05518, 5.500%, 9/1/22	1,971,730
2,124,111	Pool # J08160, 5.000%, 12/1/22	2,234,134

		4,736,614

Government National Mortgage Association –— 2.2%
3,095,594	Pool # 683937, 6.000%, 2/15/23	3,316,223
1,586,159	Pool # 689593, 6.000%, 7/15/23	1,699,208
138,979	Pool # 345128, 6.500%, 1/15/24	148,823
29,321	Pool # 372962, 7.000%, 3/15/24	32,309
25,796	Pool # 373015, 8.000%, 6/15/24	29,209

		5,225,772

Total U.S. Government Mortgage Backed Agencies (Cost $9,428,963)		9,962,386

Preferred Stocks—0.7%
Consumer Discretionary— 0.1%
10,000	Comcast Corp., 7.000%	249,500

Financials— 0.4%
10,000	ABN AMRO Capital Funding Trust V, 5.900%	94,300
10,000	ING Groep NV, 6.125%	147,300
20,000	Merrill Lynch & Co. Capital Trust III, 7.000%	390,400
9,530	Prudential PLC, 6.500%	223,860

		855,860

Real Estate Investment Trusts— 0.2%
25,000	Public Storage, Series F, 6.450%	535,750

Total Preferred Stocks (Cost $1,848,665)		1,641,110

Cash Equivalents—4.6%
10,560,474	Huntington Money Market Fund, Interfund Shares, 0.010%(c) (d)	10,560,474

Total Cash Equivalents (Cost $10,560,474)		10,560,474

Total Investments (Cost $217,140,808) — 99.0%		229,969,574

Other Assets in Excess of Liabilities — 1.0%		2,323,847

Net Assets — 100.0%		$232,293,421

(a)
Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Illiquid security.
(c)	Rate disclosed is the seven day yield as of September 30, 2009.
(d)	Investment in affiliate.
LP	Limited Partnership
PLC	Public Liability Co.

See Notes to Portfolio of Investments.

Huntington Intermediate Government Income Fund
Portfolio of Investments
September 30, 2009 (unaudited)
Principal Amount or Shares		Value
Corporate Bonds—1.8%
$2,000,000	Morgan Stanley, 1.950%, 6/20/12 (a)	$2,020,200
Total Corporate Bonds (Cost $1,999,327)		2,020,200

U.S. Government Agencies—46.3%
Federal Farm Credit Bank –— 16.3%
3,000,000	2.125%, 6/18/12	3,029,799
1,000,000	4.200%, 5/15/15	1,057,035
1,000,000	4.500%, 12/15/15	1,063,773
2,000,000	4.875%, 12/16/15	2,169,202
1,000,000	3.700%, 5/26/16	990,271
1,000,000	4.350%, 6/17/16	1,024,967
1,000,000	5.270%, 9/1/16	1,101,259
2,000,000	5.050%, 3/8/17	2,147,550
1,000,000	5.550%, 8/1/17	1,117,754
1,000,000	4.250%, 4/16/18	1,025,196
2,000,000	5.050%, 8/1/18	2,150,184
1,000,000	5.375%, 11/10/20	1,102,443
1,000,000	5.050%, 1/16/24	1,000,894

		18,980,327

Federal Home Loan Bank –— 17.6%
2,000,000	3.750%, 6/14/13	2,114,568
3,000,000	5.375%, 6/14/13	3,344,508
1,000,000	4.375%, 9/13/13	1,081,974
2,000,000	5.250%, 3/19/14	2,046,308
830,000	4.750%, 12/12/14	897,237
1,000,000	4.375%, 2/13/15	1,067,979
2,000,000	4.750%, 9/11/15	2,165,354
2,000,000	4.250%, 1/22/16	2,020,962
2,000,000	5.500%, 10/19/16	2,004,904
2,000,000	5.250%, 11/8/17	2,077,286
1,500,000	4.250%, 3/9/18	1,576,089

		20,397,169

Federal Home Loan Mortgage Corporation –— 4.3%
2,000,000	2.000%, 3/16/11	2,011,828
2,000,000	2.500%, 1/27/14	1,997,170
1,000,000	4.300%, 4/14/16	1,016,110

		5,025,108

Federal National Mortgage Association –— 8.1%
1,000,000	3.125%, 5/15/15	997,433
1,500,000	5.400%, 3/9/17	1,527,505
3,500,000	5.000%, 4/26/17	3,572,884
3,000,000	5.625%, 11/15/21	3,200,658

		9,298,480

Total U.S. Government Agencies (Cost $51,642,502)		53,701,084

U.S. Government Mortgage Backed Agencies—27.0%
Federal Home Loan Mortgage Corporation –— 8.5%
123,169	Pool # M80773, 5.000%, 10/1/09	123,592
492,984	Pool # M81004, 5.000%, 1/1/13	506,882
265,687	Pool # E01184, 6.000%, 8/1/17	284,398
898,321	Pool # B10827, 4.500%, 11/1/18	948,949
1,572,788	Pool # J02717, 5.500%, 11/1/20	1,670,473
846,455	Pool # C90699, 5.000%, 8/1/23	884,228
1,163,063	Pool # C91167, 5.000%, 4/1/28	1,215,110
427,118	Pool # G08005, 5.500%, 8/1/34	449,096
671,273	Pool # 1G0865, 4.909%, 7/1/35	700,167
1,816,604	Pool # 972190, 5.407%, 11/1/35	1,908,191
1,040,847	Pool # G03609, 5.500%, 10/1/37	1,090,992

		9,782,078

Federal National Mortgage Association –— 15.6%
207,384	Pool # 647408, 5.000%, 10/1/17	220,459
1,225,478	Pool # 357805, 5.000%, 6/1/20	1,286,656
1,411,418	Pool # 889799, 5.500%, 2/1/23	1,497,316
427,370	Pool # 254911, 5.000%, 10/1/23	448,035
998,234	Pool # 255360, 5.000%, 8/1/24	1,045,515
969,771	Pool # 255767, 5.500%, 6/1/25	1,027,168
1,382,811	Pool # 255984, 4.500%, 11/1/25	1,426,081
1,012,686	Pool # 256116, 6.000%, 2/1/26	1,079,395
796,858	Pool # 256213, 6.000%, 4/1/26	849,349
1,593,020	Pool # 257536, 5.000%, 1/1/29	1,659,976
1,238,104	Pool # MA0115, 4.500%, 7/1/29	1,258,607
708,301	Pool # 254594, 5.500%, 1/1/33	745,413
1,083,284	Pool # 783793, 6.000%, 7/1/34	1,151,057
870,398	Pool # 807963, 5.000%, 1/1/35	902,803
526,993	Pool # 806715, 5.500%, 1/1/35	553,782
1,114,010	Pool # 735224, 5.500%, 2/1/35	1,172,031
1,176,079	Pool # 868935, 5.500%, 5/1/36	1,233,474
593,829	Pool # 907484, 6.000%, 1/1/37	627,826

		18,184,943

Government National Mortgage Association –— 2.9%
744,871	Pool # 683552, 5.500%, 2/15/23	792,996
1,019,216	Pool # 666057, 5.000%, 3/15/23	1,075,830
234,653	Pool # 2699, 6.000%, 1/20/29	251,055
322,373	Pool # 576456, 6.000%, 3/15/32	344,032
877,807	Pool # 676974, 5.500%, 5/15/38	922,794

		3,386,707

Total U.S. Government Mortgage Backed Agencies (Cost $30,070,137)		31,353,728

U.S. Treasury Obligations—10.5%
U.S. Treasury Inflation Protection Notes —2.9%
3,000,000	2.000%, 1/15/16	3,377,125
U.S. Treasury Notes –— 7.6%
1,000,000	5.000%, 8/15/11	1,077,383
1,000,000	4.125%, 8/31/12	1,078,516
2,000,000	4.250%, 11/15/14	2,184,376
2,000,000	4.500%, 2/15/16	2,206,718
2,000,000	5.125%, 5/15/16	2,281,250

		8,828,243

Total U.S. Treasury Obligations (Cost $11,082,364)		12,205,368

Collateralized Mortgage Obligations—11.9%
Federal Home Loan Bank —0.5%
545,514	5.270%, 12/28/12	583,020
Federal Home Loan Mortgage Corporation –— 8.3%
350,150	Series R007, Class AC, 5.875%, 5/15/16	361,299
422,567	Series 2003-32, Class KB, 5.000%, 3/25/17	437,840
555,292	Series 2555, Class B, 4.250%, 1/15/18	581,001
526,610	Series 3046, Class YA, 5.000%, 2/15/19	525,244
2,500,000	Series 2571, Class VP, 5.500%, 7/15/21	2,645,550
416,909	Series 2649, Class OL, 4.500%, 4/15/26	425,155
1,000,000	Series 2676, Class PG, 5.500%, 1/15/29	1,026,338
1,000,000	Series 2974, Class BM, 5.000%, 9/15/31	1,024,386
1,784,110	Series 2802, Class MB, 5.500%, 11/15/31	1,864,175
673,820	Series 2976, Class HP, 4.500%, 1/15/33	699,176

		9,590,164

Federal National Mortgage Association –— 0.8%
769,810	Series 2003-11, Class BA, 5.500%, 8/25/32	803,267
185,651	Series 2003-16, Class CB, 4.000%, 2/25/33	190,684

		993,951

Government National Mortgage Association –— 2.3%
1,500,000	Series 2003-100, Class VB, 5.500%, 1/20/23	1,596,509
1,000,000	Series 2005-55, Class PD, 5.000%, 5/20/32	1,064,293

		2,660,802

Total Collateralized Mortgage Obligations (Cost $13,239,452)		13,827,937

Cash Equivalents—2.0%
2,292,753	Huntington Money Market Fund, Interfund Shares, 0.010%(b) (c)	2,292,753

Total Cash Equivalents (Cost $2,292,753)		2,292,753

Total Investments (Cost $110,326,535) — 99.5%		115,401,070

Other Assets in Excess of Liabilities — 0.5%		549,316

Net Assets — 100.0%		$115,950,386

(a)	Security issued under terms of the Temporary Liquidity Guarantee Program and is guaranteed by the Federal Deposit Insurance Corporation.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2009.

See Notes to Portfolio of Investments.

Huntington Mortgage Securities Fund
Portfolio of Investments
September 30, 2009 (unaudited)

Principal Amount or Shares		Value
U.S. Government Mortgage Backed Agencies—59.9%
Federal Home Loan Mortgage Corporation –— 17.3%
$271,930	Pool # M80927, 5.000%, 7/1/11	$281,196
6,812	Pool # E65142, 6.500%, 7/1/11	7,131
492,984	Pool # M81004, 5.000%, 1/1/13	507,036
436,334	Pool # J03237, 5.500%, 8/1/16	466,912
252,349	Pool # E96459, 5.000%, 5/1/18	268,693
898,321	Pool # B10827, 4.500%, 11/1/18	949,229
85,449	Pool # C90237, 6.500%, 11/1/18	92,792
451,298	Pool # G12297, 6.000%, 7/1/21	481,796
1,521,696	Pool # G12867, 4.500%, 8/1/22	1,593,665
628,527	Pool # C90779, 5.000%, 1/1/24	656,772
657,758	Pool # C90859, 5.500%, 10/1/24	697,631
874,302	Pool # C90999, 5.500%, 11/1/26	924,770
1,163,063	Pool # C91167, 5.000%, 4/1/28	1,215,473
237,970	Pool # C00730, 6.000%, 3/1/29	254,010
4,708,416	Pool # C91251, 4.500%, 6/1/29	4,834,429
755,087	Pool # A15284, 5.500%, 10/1/33	794,768
854,235	Pool # G08005, 5.500%, 8/1/34	898,326
671,273	Pool # 1G0865, 4.909%, 7/1/35	700,376
547,296	Pool # G08168, 6.000%, 12/1/36	579,399
716,150	Pool # A55565, 6.000%, 12/1/36	758,157
891,099	Pool # G03498, 5.500%, 11/1/37	934,169

		17,896,730

Federal National Mortgage Association –— 35.8%
258,146	Pool # 254955, 4.000%, 10/1/10	260,303
322,128	Pool # 254486, 5.000%, 9/1/17	342,488
386,452	Pool # 663808, 5.000%, 11/1/17	410,877
548,191	Pool # 684488, 5.000%, 12/1/17	582,838
676,586	Pool # 693256, 5.000%, 4/1/18	718,926
473,209	Pool # 254720, 4.500%, 5/1/18	500,026
424,050	Pool # 786729, 5.500%, 8/1/19	452,839
763,476	Pool # 896597, 5.000%, 8/1/21	805,049
576,488	Pool # 254831, 5.000%, 8/1/23	604,543
1,208,460	Pool # 254908, 5.000%, 9/1/23	1,267,271
1,126,625	Pool # 254911, 5.000%, 10/1/23	1,181,454
483,077	Pool # 255320, 5.000%, 7/1/24	506,109
1,515,642	Pool # 255711, 5.500%, 4/1/25	1,605,820
523,397	Pool # 357771, 5.000%, 5/1/25	547,914
997,119	Pool # 255834, 4.500%, 6/1/25(a)	1,028,631
1,382,811	Pool # 255984, 4.500%, 11/1/25	1,426,513
1,265,858	Pool # 256116, 6.000%, 2/1/26	1,349,640
1,813,732	Pool # 257238, 5.000%, 6/1/28	1,894,922
1,724,440	Pool # 257281, 5.000%, 7/1/28	1,801,633
1,593,020	Pool # 257536, 5.000%, 1/1/29	1,659,976
1,980,967	Pool # MA0115, 4.500%, 7/1/29	2,014,391
3,713,358	Pool # AC1219, 4.500%, 8/1/29	3,813,929
1,994,030	Pool # MA0171, 4.500%, 9/1/29	2,048,034
51,209	Pool # 602879, 6.000%, 11/1/31	54,581
1,291,274	Pool # 729535, 5.500%, 7/1/33	1,358,730
192,557	Pool # 748422, 6.000%, 8/1/33	204,935
1,006,931	Pool # 786457, 5.266%, 7/1/34	1,061,446
1,083,284	Pool # 783793, 6.000%, 7/1/34	1,151,227
526,993	Pool # 806715, 5.500%, 1/1/35	553,864
385,193	Pool # 814261, 6.000%, 1/1/35	409,351
1,114,010	Pool # 735224, 5.500%, 2/1/35	1,172,205
444,943	Pool # 836450, 6.000%, 10/1/35	471,737
889,676	Pool # 845573, 5.609%, 2/1/36	941,220
742,775	Pool # 745511, 5.000%, 4/1/36	769,035
1,245,478	Pool # 745418, 5.500%, 4/1/36	1,308,206
555,949	Pool # 888029, 6.000%, 12/1/36	588,385
593,829	Pool # 907484, 6.000%, 1/1/37	627,918

		37,496,966

Government National Mortgage Association –— 6.8%
755,668	Pool # 683915, 5.000%, 1/15/23	797,836
803,096	Pool # 691761, 5.000%, 7/15/23	847,831
2,626,101	Pool # 605653, 5.500%, 8/15/34	2,772,178
1,605,505	Pool # 3637, 5.500%, 11/20/34	1,696,351
877,807	Pool # 676974, 5.500%, 5/15/38	922,931

		7,037,127

Total U.S. Government Mortgage Backed Agencies (Cost $60,252,094)		62,430,823

Common Stocks—5.1%
Real Estate Investment Trusts— 5.1%
10,074	Acadia Realty Trust	151,815
5,000	Alexandria Real Estate Equities, Inc.	271,750
2,000	AMB Property Corp.	45,900
3,000	American Campus Communities, Inc.	80,550
4,500	Boston Properties, Inc.	294,975
5,500	Brandywine Realty Trust	60,720
1,000	Camden Property Trust	40,300
4,000	Corporate Office Properties Trust	147,520
8,000	Digital Reality Trust, Inc.	365,680
16,000	Douglas Emmett, Inc.	196,480
2,000	Duke Realty Corp.	24,020
6,000	EastGroup Properties, Inc.	229,320
5,000	Equity Lifestyle Properties, Inc.	213,950
3,000	Equity Residential	92,100
2,500	Essex Property Trust, Inc.	198,950
1,500	Federal Realty Investment Trust	92,055
7,000	HCP, Inc.	201,180
3,500	Healthcare Realty Trust, Inc.	73,955
6,000	Home Properties, Inc.	258,540
5,500	Host Hotels & Resorts, Inc.	64,735
7,600	Kimco Realty Corp.	99,104
1,000	LaSalle Hotel Properties	19,660
9,000	Mack-Cali Realty Corp.	290,970
6,500	National Retail Properties, Inc.	139,555
2,386	ProLogis Trust	28,441
1,800	Public Storage, Inc.	135,432
2,000	Realty Income Corp.	51,300
2,500	Regency Centers Corp.	92,625
2,079	Simon Property Group, Inc.	144,378
1,903	SL Green Realty Corp.	83,446
7,000	Tanger Factory Outlet Centers, Inc.	261,380
3,769	The Macerich Co.	114,314
4,376	UDR, Inc.	68,878
8,500	Ventas, Inc.	327,250
3,922	Vornado Realty Trust	252,624
5,000	Washington Real Estate Investment Trust	144,000

Total Common Stocks (Cost $5,253,483)		5,357,852

U.S. Government Agencies—4.5%
Federal Home Loan Bank —1.0%
1,000,000	4.250%, 3/9/18	1,052,591
Federal Home Loan Mortgage Corporation –— 2.4%
2,000,000	2.000%, 3/16/11	2,012,058
500,000	4.500%, 4/2/14	541,637

		2,553,695

Federal National Mortgage Association —1.1%
1,000,000	5.000%, 3/2/15	1,099,876

Total U.S. Government Agencies (Cost $4,484,634)		4,706,162

Preferred Stocks—0.2%
Real Estate Investment Trusts— 0.2%
4,000	Simon Property Group, Inc., 6.000%	243,000

Total Preferred Stocks (Cost $283,980)		243,000

Collateralized Mortgage Obligations—26.7%
1,686,161	Citicorp Mortgage Securities, Inc., 5.500%, 10/25/35	1,554,190
504,498	Federal Home Loan Bank, 4.800%, 2/25/13	533,440
Federal Home Loan Mortgage Corporation –— 17.2%
1,193,902	REMIC Series 2584, Class LE, 4.000%, 12/15/13	1,222,762
1,520,496	Series 2780, Class QC, 4.500%, 3/15/17	1,567,193
842,744	Series 3322, Class LA, 5.250%, 4/15/17	887,785
818,241	Series 2497, Class NE, 5.000%, 9/15/17	869,454
952,213	Series 2770, Class TC, 4.000%, 1/15/18	985,712
526,610	Series 3046, Class YA, 5.000%, 2/15/19	525,363
1,000,000	Series 2784, Class HJ, 4.000%, 4/15/19	1,040,166
1,000,000	Series 2541, Class VL, 5.500%, 11/15/20	1,054,700
1,000,000	Series 2571, Class VP, 5.500%, 7/15/21	1,059,058
902,591	REMIC Series 2543, Class PQ, 5.500%, 4/15/22	950,270
1,000,000	Series 2676, Class PG, 5.500%, 1/15/29	1,026,389
2,000,000	REMIC Series 2553, Class AE, 5.500%, 9/15/29	2,063,843
1,000,000	Series 2672, Class GH, 5.500%, 8/15/31	1,045,762
1,000,000	Series 2974, Class BM, 5.000%, 9/15/31	1,024,554
1,000,000	Series 2802, Class MB, 5.500%, 11/15/31	1,045,537
673,820	Series 2976, Class HP, 4.500%, 1/15/33	699,322
752,272	Series 3002, Class CA, 5.000%, 7/15/35	770,067

		17,837,937

Federal National Mortgage Association –— 7.5%
582,935	5.500%, 12/25/16	599,413
2,126,562	Series 2004-45, Class VD, 4.500%, 3/25/18	2,213,841
329,843	Series 2006-4, Class A, 6.000%, 11/25/22	339,853
500,792	Series 2003-38, Class TC, 5.000%, 3/25/23	528,787
1,446,263	Series 2004-45, Class NC, 5.500%, 11/25/28	1,478,749
602,509	Series 1999-13, Class PH, 6.000%, 4/25/29	652,881
1,000,000	Series 2003-53, Class JL, 5.000%, 12/25/31	1,034,773
1,000,000	Series 2003-92, Class KH, 5.000%, 3/25/32	1,056,055

		7,904,352

Total Collateralized Mortgage Obligations (Cost $27,033,215)		27,829,919

Cash Equivalents—3.1%
3,215,085	Huntington Money Market Fund, Interfund Shares, 0.010%(b)(c)	3,215,085

Total Cash Equivalents (Cost $3,215,085)		3,215,085

Total Investments (Cost $100,522,491) — 99.5%		103,782,841

Other Assets in Excess of Liabilities — 0.5%		479,824

Net Assets — 100.0%		$104,262,665

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2009.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2009.
See Notes to Portfolio of Investments.

Huntington Ohio Tax-Free Fund
Portfolio of Investments
September 30, 2009 (unaudited)

Principal Amount or Shares		Value
Municipal Bonds—95.9%
Ohio— 95.9%
$100,000	Akron, OH, G.O., (MBIA-RE FGIC Ins.), 5.000%, 12/1/22	$103,695
50,000	Akron, OH, Hospital Improvements Revenue, (FSA Ins.), 5.250%, 11/15/15	52,890
70,000	Akron, OH, Pension Funding Refunding Revenue, (AMBAC Ins.), 5.250%, 12/1/18	72,490
120,000	Akron, OH, Refunding & Improvement, G.O., (Various Purposes), (National Reinsurance), 5.250%, 12/1/18	130,368
335,000	Akron, OH, Water Utility Improvements Revenue, (MBIA Ins.), 5.250%, 12/1/17	344,675
500,000	Barberton, OH, City School District, School Improvement, G.O., Student Credit Program, 4.750%, 12/1/23	547,475
205,000	Bowling Green State University, OH, General Receipts Revenue, (AMBAC Ins.), 5.250%, 6/1/19	219,016
200,000	Brookfield Local School District, OH, School Facilities Improvement, G.O., (FSA Ins. Student Credit Program), 5.000%, 1/15/22	224,288
170,000	Butler County, OH, G.O., (AMBAC Ins.), 4.750%, 12/1/20	182,843
300,000	Butler County, OH, Sewer Systems Revenue, (FSA Ins.), 5.000%, 12/1/19	342,300
75,000	Canton, OH, G.O., (AMBAC Ins.), 5.000%, 12/1/18	75,850
200,000	Chagrin Falls, OH, Exempt Village School District, G.O., (MBIA Ins.), 5.250%, 12/1/19	221,844
355,000	Cincinnati, OH, Water System Revenue, 5.000%, 12/1/19	401,601
500,000	Cleveland, OH, Airport System Revenue, Series C, (FSA Ins.), 5.000%, 1/1/18	548,910
365,000	Cleveland, OH, Airport System Revenue, Series C, (Assured Guaranty), 5.000%, 1/1/23	393,525
150,000	Cleveland, OH, Income Tax Revenue, 5.000%, 5/15/17	173,477
500,000	Cleveland, OH, Public Power System Revenue, Series A, (FGIC Ins.), 5.000%, 11/15/16	565,990
80,000	Cleveland, OH, School District Refunding, G.O., (FGIC Ins.), 5.250%, 12/1/14	88,454
400,000	Cleveland, OH, School District Refunding, G.O., (FGIC Ins.), 5.000%, 12/1/18	427,888
335,000	Cleveland, OH, State University Revenue, (FGIC Ins.), 5.000%, 6/1/17	379,776
100,000	Cleveland, OH, Waterworks Refunding Revenue, Series G, (MBIA Ins.), 5.500%, 1/1/13	104,255
75,000	Columbus, OH, G.O., Series A, 5.000%, 6/15/13	84,948
500,000	Columbus, OH, Refunding, G.O., Series C, 5.000%, 7/15/16	577,315
250,000	Columbus, OH, Regional Airport Authority Revenue, (MBIA Ins.), 5.000%, 1/1/20	275,295
100,000	Columbus, OH, Regional Airport Authority Revenue, (FSA-CR, National Reinsurance), 5.000%, 1/1/21	109,046
535,000	Crawford County, OH, Unrefunded, G.O., (AMBAC Ins.), 4.750%, 12/1/19	541,522
350,000	Cuyahoga County, OH, Revenue, Series A, 6.000%, 1/1/17	385,682
250,000	Cuyahoga County, OH, Revenue, Series A, 5.750%, 1/1/24	263,527
435,000	Delaware County, OH, G.O., (MBIA Ins.), 5.000%, 12/1/18	445,183
250,000	Dublin, OH, City School District, School Facilities Construction & Improvement, G.O., (FSA Ins.), 5.000%, 12/1/20	269,795
360,000	Fairfield, OH, Local School District, G.O., (FSA Ins.), 4.250%, 12/1/18	390,222
150,000	Fairless, OH, Local School District, G.O., (FSA Ins.), 5.000%, 12/1/21	162,807
115,000	Field, OH, Local School District, G.O., (AMBAC Ins.), 5.000%, 12/1/18	113,828
65,000	Field, OH, Local School District, G.O., (AMBAC Ins.), 5.000%, 12/1/19	63,779
155,000	Forest Hills, OH, Local School District Revenue, (FSA Ins.), 4.750%, 12/1/16	169,000
190,000	Franklin County, OH, Municipal Facilities Improvements, G.O., (MBIA Ins.), 4.650%, 12/1/15	203,091
35,000	Gallia County, OH, Local School District, G.O., (FSA Ins.), 4.500%, 12/1/20	37,317
335,000	Greater Cleveland Regional Transit Authority, OH, Capital Improvement, G.O., (MBIA-RE FGIC Ins.), 5.000%, 12/1/21	353,646
340,000	Greater Cleveland, OH, Regulatory Transportation Authority, G.O., (FGIC Ins.), 5.000%, 12/1/15	391,979
540,000	Greene County, OH, Refunding, G.O., Series A, (AMBAC Ins.), 5.000%, 12/1/19	639,117
450,000	Greene County, OH, Sewer System Revenue, (AMBAC Ins.), 5.000%, 12/1/18	492,021
275,000	Greene County, OH, Water & Sewer Revenue, (FSA Ins.), 5.000%, 12/1/21	298,479
200,000	Hamilton County, OH, Sewer System Revenue, Series A, (MBIA Ins.), 5.000%, 12/1/20	222,178
405,000	Hamilton County, OH, Sewer System Revenue, Series A, (MBIA Ins.), 5.000%, 12/1/22	437,850
280,000	Hamilton, OH, G.O., (Various Purposes), (Assured Guaranty), 5.000%, 11/1/21	316,400
150,000	Hudson City, OH, G.O., (AMBAC Ins.), 5.000%, 12/1/19	162,956
250,000	Kettering, OH, City School District, Refunding, G.O., (FSA Ins.), 5.000%, 12/1/15	283,802
400,000	Kettering, OH, G.O., 4.750%, 12/1/22	433,028
95,000	Keystone, OH, Local School District, G.O., (FSA Ins.), 5.000%, 12/1/19	103,023
285,000	Lakewood, OH, City School District, G.O., (FSA Ins.), 5.000%, 12/1/18	311,063
100,000	Licking County, OH, Joint Vocational School District, G.O., (MBIA Ins.), 5.375%, 12/1/14	110,949
400,000	Lorain County, OH, Hospital Revenue, Series A, 5.750%, 10/1/18	415,392
460,000	Lucas County, OH, Hospital Refunding Revenue, (AMBAC Ins.), 5.000%, 11/15/11	485,829
235,000	Madison, OH, Local School District Refunding, G.O., (FSA Ins.), 4.000%, 12/1/17	246,778
500,000	Mahoning County, OH, Sewer Systems, Refunding Revenue, (AMBAC Ins.), 5.200%, 12/1/14	522,120
1,010,000	Marysville, OH, Exempt Village School District, G.O., (MBIA Ins.), 5.250%, 12/1/16	1,101,122
600,000	Medina County, OH, Library District, G.O., (FGIC Ins.), 5.250%, 12/1/20	648,696
300,000	Miamisburg, OH, City School District, School Facilities Construction & Improvements, G.O., 5.000%, 12/1/23	337,983
500,000	Middletown, OH, G.O., (FSA Ins.), 5.000%, 12/1/21	567,960
50,000	Montgomery County, OH, Public Improvements, G.O., 5.500%, 12/1/13	50,798
250,000	Montgomery County, OH, Water Refunding Revenue, (AMBAC Ins.), 5.375%, 11/15/16	259,210
50,000	Mount Vernon, OH, City Schools Refunding, G.O., (FSA Ins.), 5.000%, 12/1/17	55,854
25,000	New Albany Plain, Local School District, G.O., (FGIC Ins.), 5.500%, 12/1/18	27,920
200,000	Ohio Capital Asset Financing Program Fractionalized Interest, G.O., Series B, 5.000%, 12/1/22	220,190
1,000,000	Ohio Municipal Electric Generation Agency Refunding Revenue, (AMBAC Ins.), 5.000%, 2/15/17	1,051,460
65,000	Ohio State Building Authority Revenue, Series A, (FSA Ins.), 5.500%, 4/1/15	72,377
900,000	Ohio State Building Authority Revenue, Series A, (FSA Ins.), 4.750%, 4/1/21	945,099
400,000	Ohio State Building Authority Revenue, Series A, 5.000%, 10/1/23	449,120
125,000	Ohio State Building Authority State Facilities Revenue, Series A, (FSA Ins.), 5.500%, 10/1/14	134,659
150,000	Ohio State Building Authority State Facilities Revenue, Series A, 5.000%, 4/1/16	163,293
500,000	Ohio State Building Authority State Facilities Revenue, Series A, (FSA Ins.), 4.750%, 4/1/20	526,910
150,000	Ohio State Community Schools, G.O., Series A, 5.000%, 6/15/21	163,589
140,000	Ohio State Community Schools, G.O., Series B, 5.000%, 9/15/18	148,316
100,000	Ohio State Community Schools, G.O., Series B, (FSA Ins.), 5.000%, 9/15/18	106,185
175,000	Ohio State Conservation Projects, G.O., Series A, 5.000%, 3/1/15	191,471
700,000	Ohio State Conservation Projects, G.O., Series A, 5.000%, 3/1/17	754,635
225,000	Ohio State Conservation Projects, G.O., Series A, 5.000%, 3/1/19	245,864
300,000	Ohio State Higher Education, G.O., Series A, 5.000%, 5/1/22	318,396
670,000	Ohio State Higher Education, G.O., Series A, 5.000%, 2/1/24	726,173
25,000	Ohio State Highway Improvements Revenue, 5.000%, 2/15/17	26,475
200,000	Ohio State Housing Finance Agency Residential Mortgage Revenue, Series A, 5.000%, 9/1/23	211,170
200,000	Ohio State Housing Finance Agency Residential Mortgage Revenue, Series J, (GNMA/FNMA/FHLMC Ins.), 4.875%, 9/1/15	207,816
125,000	Ohio State Housing Finance Agency Residential Mortgage Revenue, Series J, (GNMA/FNMA/FHLMC Ins.), 5.900%, 9/1/23	135,491
150,000	Ohio State Parks & Recreation Revenue, Series II-A, (FSA Ins.), 5.000%, 12/1/17	163,902
250,000	Ohio State Revitalization Revenue Project, Series A, (AMBAC Ins.), 5.000%, 4/1/21	270,845
450,000	Ohio State Turnpike Commission Revenue, 5.500%, 2/15/20	479,587
1,000,000	Ohio State Turnpike Commission Revenue, Series A, (MBIA-RE FGIC Ins.), 5.500%, 2/15/20	1,196,550
100,000	Ohio State University Cultural & Sports Capital Facilities Refunding Revenue, Series A, (FSA Ins.), 5.000%, 4/1/17	111,877
400,000	Ohio State Water Development Authority Pollution Control Revenue, 5.000%, 6/1/17	445,352
30,000	Ohio State Water Development Authority Refunding Revenue, 5.250%, 6/1/11	32,196
655,000	Ohio State, G.O., Series A, 5.375%, 9/1/23	757,678
685,000	Ohio State, Public Improvements, G.O., Series A, 5.000%, 3/1/18	735,683
300,000	Olentangy, OH, Local School District, G.O., (FSA Ins.), 5.000%, 12/1/21	334,221
470,000	River Valley, OH, Local School District, School Facilities Construction & Improvements, G.O., (FSA Ins. Student Credit Program), 5.250%, 11/1/23	577,268
1,040,000	Shaker Heights, OH, Urban Renewal Refunding, G.O., (AMBAC Ins.), 5.000%, 12/1/17	1,129,554
200,000	Sidney, OH, City School District, G.O., (FGIC Ins.), 5.000%, 12/1/12	218,026
980,000	Southwest Licking, Local School District, G.O., (AMBAC Ins.), 5.000%, 12/1/19	1,065,250
325,000	Strongsville, OH, Library Improvements, G.O., (FGIC Ins.), 5.000%, 12/1/15	342,498
235,000	Swanton, OH, Local School District, School Improvement, G.O., (FGIC Ins.), 4.900%, 12/1/15	246,346
615,000	Toledo, OH, City School District, School Facilities Improvements, G.O., Student Credit Program, 4.125%, 12/1/19	645,356
225,000	Toledo, OH, Sewer System Revenue, (AMBAC Ins.), 5.000%, 11/15/18	240,925
700,000	Toledo, OH, Waterworks Revenue, (MBIA Ins.), 5.000%, 11/15/19	763,728
500,000	Toledo, OH, Waterworks Revenue, (MBIA-RE FGIC Ins.), 5.000%, 11/15/22	537,790
320,000	Troy, OH, Capital Facilities, G.O., 6.250%, 12/1/11	330,144
550,000	Troy, OH, G.O., 4.750%, 12/1/22	586,828
350,000	Trumbull County, OH, Public Improvements Refunding, G.O., (MBIA Ins.), 5.125%, 12/1/13	381,850
655,000	Twinsburg, OH, Recreational Facilities Improvements, G.O., (FGIC Ins.), 5.500%, 12/1/17	696,245
500,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/17	545,930
890,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (MBIA Ins.), 5.000%, 6/1/19	978,306
300,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/19	322,734
750,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (FSA Ins.), 5.000%, 6/1/20	822,307
500,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (MBIA Ins.), 5.000%, 6/1/22	545,755
50,000	Warren County, OH, Waterworks Refunding Revenue, (FSA Ins.), 5.000%, 12/1/15	54,534
150,000	Warren County, OH, Waterworks Refunding Revenue, (FSA Ins.), 5.000%, 12/1/18	160,751
100,000	Washington County, OH, Juvenile Detention Home, G.O., (FSA Ins.), 5.000%, 12/1/18	100,390
650,000	Washington Court House, OH, School Improvements, G.O., (FGIC Ins.), 5.000%, 12/1/19	694,629
65,000	Western Reserve, OH, Local School District, Capital Appreciation Classroom Facilities, G.O., Student Credit Program, 0.00%, 1/15/18 (a)	48,536
325,000	Western Reserve, OH, Local School District, Capital Appreciation Classroom Facilities, G.O., Student Credit Program, 0.00%, 1/15/19 (a)	230,870
125,000	Westerville, OH, G.O., (AMBAC Ins.), 5.000%, 12/1/23	139,891
300,000	Wyoming, OH, City School District, School Improvement, Refunding G.O., (FSA Ins.), 5.000%, 12/1/20	333,663

Total Municipal Bonds (Cost $41,305,897)		43,036,804

Cash Equivalents—3.0%
1,324,273	Fidelity Institutional Tax-Exempt Portfolio, 0.230%(b)	1,324,273

Total Cash Equivalents (Cost $1,324,273)		1,324,273

Total Investments (Cost $42,630,170) — 98.9%		44,361,077

Other Assets in Excess of Liabilities — 1.1%		505,403

Net Assets — 100.0%		$44,866,480

(a)	Zero-Coupon Security.
(b)	Rate disclosed is the seven day yield as of September 30, 2009.
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
FSA-CR	Federal Security Assurance Custodial Receipts
GNMA	Government National Mortgage Association
G.O.	General Obligation
Ins.	Insured
MBIA	Municipal Bond Insurance Association
MBIA-RE	Municipal Bond Insurance Association - Reinsurance

See Notes to Portfolio of Investments.

Huntington Short/Intermediate Fixed Income Fund
Portfolio of Investments
September 30, 2009 (unaudited)
Principal Amount or Shares		Value
Corporate Bonds—69.0%
Consumer Discretionary— 0.8%
$1,000,000	McDonald's Corp., 4.300%, 3/1/13	$1,061,923

Consumer Staples— 3.9%
1,000,000	General Mills, Inc., 6.000%, 2/15/12	1,086,500
1,000,000	H.J. Heinz Co., 5.350%, 7/15/13	1,073,802
2,000,000	Kellogg Co., 5.125%, 12/3/12	2,171,006
1,000,000	Sysco Corp., 4.200%, 2/12/13	1,040,463

		5,371,771

Energy— 9.3%
1,000,000	Apache Corp., 6.000%, 9/15/13	1,112,338
2,000,000	BJ Services Co., 5.750%, 6/1/11	2,109,696
1,000,000	Chevron Corp., 3.450%, 3/3/12	1,041,067
1,000,000	ConocoPhillips, 4.750%, 2/1/14	1,075,871
1,000,000	Kinder Morgan Energy Partners, LP, 5.000%, 12/15/13	1,045,279
1,000,000	Marathon Oil Corp., 6.500%, 2/15/14	1,101,180
1,000,000	Nabors Industries Ltd., 5.375%, 8/15/12	1,017,682
1,000,000	Noble Corp., 5.875%, 6/1/13	1,036,595
1,000,000	Premcor Refining Group, 6.125%, 5/1/11	1,052,284
1,000,000	Spectra Energy Capital LLC, 5.900%, 9/15/13	1,059,597
1,000,000	XTO Energy, Inc., 5.750%, 12/15/13	1,080,120

		12,731,709

Financials— 20.6%
2,000,000	American Express Co., 5.250%, 11/21/11 (a)(b)	2,065,938
3,000,000	Bank of America Corp., 1.070%, 12/15/09 (c)	2,993,437
1,500,000	Bank of America Corp., 5.375%, 8/15/11	1,563,815
1,000,000	BB&T Corp., 3.100%, 7/28/11	1,017,479
2,000,000	Caterpillar Financial Services Corp., 5.125%, 10/12/11	2,102,472
1,000,000	Charles Schwab Corp., 4.950%, 6/1/14	1,054,419
1,500,000	Citigroup, Inc., 5.125%, 2/14/11	1,528,983
1,000,000	General Electric Capital Corp., 0.953%, 8/15/11 (d)	975,120
1,500,000	General Electric Capital Corp., 5.250%, 10/19/12	1,585,863
1,500,000	Goldman Sachs Group, Inc., 5.700%, 9/1/12	1,618,461
2,000,000	HSBC Finance Corp., 4.800%, 6/15/10	2,007,308
1,000,000	Key Bank N.A., 5.500%, 9/17/12	1,031,720
1,000,000	Marshall & Ilsley Corp., 5.300%, 9/8/11	945,751
2,000,000	MetLife Global Funding I, 5.125%, 11/9/11 (a)(b)	2,099,296
1,000,000	Morgan Stanley, 1.086%, 5/7/10 (d)	998,811
1,500,000	Principal Life, Inc., 5.150%, 9/30/11	1,512,930
1,000,000	Prudential Financial, Inc., 3.625%, 9/17/12	1,006,171
1,000,000	Shell International Finance BV, 4.000%, 3/21/14	1,050,416
1,000,000	SunTrust Banks, Inc., 4.250%, 10/15/09	1,000,400

		28,158,790

Health Care— 6.0%
1,000,000	CVS Caremark Corp., 4.875%, 9/15/14	1,058,187
1,500,000	McKesson HBOC, Inc., 5.250%, 3/1/13	1,585,753
2,000,000	Medtronic, Inc., 4.375%, 9/15/10	2,061,940
1,000,000	Pfizer, Inc., 4.450%, 3/15/12	1,062,221
1,250,000	UnitedHealth Group, Inc., 4.750%, 2/10/14	1,281,990
1,000,000	Wyeth, 5.500%, 3/15/13	1,082,538

		8,132,629

Industrials— 7.7%
1,000,000	3M Co., 4.375%, 8/15/13	1,070,725
1,000,000	Air Products & Chemicals, Inc., 4.150%, 2/1/13	1,043,388
2,000,000	Eaton Corp., 4.900%, 5/15/13	2,120,208
1,000,000	General Dynamics Corp., 4.500%, 8/15/10	1,031,742
2,000,000	Harsco Corp., 5.125%, 9/15/13	2,099,104
1,000,000	ITT Corp., 4.900%, 5/1/14	1,042,756
1,000,000	Johnson Controls, Inc., 5.250%, 1/15/11	1,038,262
1,000,000	Raytheon Co., 5.500%, 11/15/12	1,097,632

		10,543,817

Materials— 5.5%
1,000,000	Nucor Corp., 4.875%, 10/1/12	1,070,629
1,000,000	Nucor Corp., 5.000%, 12/1/12	1,081,966
2,000,000	Potash Corp. of Saskatchewan, Inc., 4.875%, 3/1/13	2,111,190
2,000,000	PPG Industries, Inc., 5.750%, 3/15/13	2,114,432
1,000,000	The Home Depot, Inc., 5.250%, 12/16/13	1,065,697

		7,443,914

Real Estate Investment Trusts— 1.1%
1,500,000	Duke Realty Corp., 5.625%, 8/15/11	1,517,450

Technology— 4.3%
1,000,000	Cisco Systems, Inc., 5.250%, 2/22/11	1,054,042
1,000,000	Dell, Inc., 4.700%, 4/15/13	1,054,177
1,500,000	Hewlett-Packard Co., 4.250%, 2/24/12	1,584,841
2,000,000	Oracle Corp., 4.950%, 4/15/13	2,164,624

		5,857,684

Telecommunications— 3.2%
2,000,000	AT&T, Inc., 4.950%, 1/15/13	2,132,400
1,000,000	Comcast Corp., 5.500%, 3/15/11	1,051,629
1,000,000	Verizon Wireless, 7.375%, 11/15/13	1,148,364

		4,332,393

Transportation— 1.2%
1,500,000	CSX Corp., 6.750%, 3/15/11	1,605,356

Utilities— 5.4%
1,500,000	Dominion Resources, Inc., 4.750%, 12/15/10	1,551,840
1,000,000	Emerson Electric Co., 4.625%, 10/15/12	1,077,430
1,500,000	FPL Group Capital, Inc., 5.350%, 6/15/13	1,616,886
1,000,000	Georgia Power Co., 4.000%, 1/15/11	1,026,235
1,000,000	Indiana Michigan Power, 6.375%, 11/1/12	1,095,702
1,000,000	Wisconsin Public Service Corp., 4.875%, 12/1/12	1,065,803

		7,433,896

Total Corporate Bonds (Cost $90,671,331)		94,191,332

U.S. Government Agencies—25.7%
Federal Farm Credit Bank –— 3.0%
2,000,000	2.125%, 6/18/12	2,019,866
2,000,000	3.400%, 2/7/13	2,087,910

		4,107,776

Federal Home Loan Bank –— 13.4%
2,000,000	1.375%, 8/27/10	2,015,540
2,000,000	3.125%, 6/10/11	2,068,126
2,000,000	1.625%, 7/27/11	2,022,932
5,000,000	1.300%, 9/30/11	5,013,410
2,000,000	1.875%, 6/20/12	2,019,462
3,000,000	1.750%, 8/22/12	3,009,291
1,000,000	1.625%, 9/26/12	997,466
1,000,000	4.375%, 9/13/13	1,081,974

		18,228,201

Federal Home Loan Mortgage Corporation –— 4.5%
1,000,000	4.750%, 11/3/09	1,003,949
3,000,000	3.125%, 10/25/10	3,081,246
2,000,000	4.750%, 1/18/11	2,105,250

		6,190,445

Federal National Mortgage Association –— 4.8%
2,000,000	3.375%, 6/10/10	2,039,748
1,435,000	2.000%, 1/30/12	1,459,432
2,000,000	3.400%, 4/16/12	2,032,528
1,000,000	1.750%, 8/10/12	1,004,557

		6,536,265

Total U.S. Government Agencies (Cost $34,537,610)		35,062,687

U.S. Treasury Obligations—3.6%
U.S. Treasury Notes —3.6%
5,000,000	1.000%, 8/31/11	5,008,790

Total U.S. Treasury Obligations (Cost $4,998,503)		5,008,790

Cash Equivalents—1.8%
2,443,834	Huntington Money Market Fund, Interfund Shares, 0.010%(e)(f)	2,443,834

Total Cash Equivalents (Cost $2,443,834)		2,443,834

Total Investments (Cost $132,651,278) — 100.1%		136,706,643

Liabilities in Excess of Other Assets — (0.1)%		(196,297)

Net Assets — 100.0%		$136,510,346

(a)	Illiquid security.
(b)
Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Rate represents the effective yield at purchase.
(d)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2009.
(e)	Investment in affiliate.
(f)	Rate disclosed is the seven day yield as of September 30, 2009.
LLC	Limited Liability Co.
LP	Limited Partnership

See Notes to Portfolio of Investments.

Huntington Balanced Allocation Fund
Portfolio of Investments
September 30, 2009 (unaudited)

Shares		Value
Mutual Funds—97.7%(a)
67,840	Huntington Dividend Capture Fund, Trust Shares	$514,228
84,085	Huntington Fixed Income Securities Fund, Trust Shares	1,842,303
42,098	Huntington Growth Fund, Trust Shares	924,040
51,521	Huntington Income Equity Fund, Trust Shares	910,378
79,315	Huntington Intermediate Government Income Fund, Trust Shares	858,979
213,835	Huntington International Equity Fund, Trust Shares	2,249,540
42,715	Huntington Macro 100 Fund, Trust Shares	341,724
44,440	Huntington Mid Corp America Fund, Trust Shares	559,497
54,937	Huntington Mortgage Securities Fund, Trust Shares	490,040
41,892	Huntington New Economy Fund, Trust Shares	379,964
24,855	Huntington Short/Intermediate Fixed Income Securities Fund, Trust Shares	491,392
75,368	Huntington Situs Fund, Trust Shares	1,156,897

Total Mutual Funds (Cost $10,293,935)		10,718,982

Cash Equivalents—2.0%(a)
216,388	Huntington Money Market Fund, Interfund Shares, 0.010%(b)	216,388

Total Cash Equivalents (Cost $216,388)		216,388

Total Investments (Cost $10,510,323) — 99.7%		10,935,370

Other Assets in Excess of Liabilities — 0.3%		29,615

Net Assets — 100.0%		$10,964,985

(a)		Investment in affiliate.
(b)		Rate disclosed is the seven day yield as of September 30, 2009.

See Notes to Portfolio of Investments.

Huntington Conservative Allocation Fund
Portfolio of Investments
September 30, 2009 (unaudited)

Shares		Value
Mutual Funds—97.5%(a)
25,019	Huntington Dividend Capture Fund, Trust Shares	$189,642
175,128	Huntington Fixed Income Securities Fund, Trust Shares	3,837,059
15,501	Huntington Growth Fund, Trust Shares	340,253
18,984	Huntington Income Equity Fund, Trust Shares	335,453
165,294	Huntington Intermediate Government Income Fund, Trust Shares	1,790,137
78,756	Huntington International Equity Fund, Trust Shares	828,513
15,651	Huntington Macro 100 Fund, Trust Shares	125,211
16,319	Huntington Mid Corp America Fund, Trust Shares	205,453
114,288	Huntington Mortgage Securities Fund, Trust Shares	1,019,447
15,375	Huntington New Economy Fund, Trust Shares	139,447
51,771	Huntington Short/Intermediate Fixed Income Securities Fund, Trust Shares	1,023,509
27,734	Huntington Situs Fund, Trust Shares	425,721

Total Mutual Funds (Cost $9,982,175)		10,259,845

Cash Equivalents—2.0%(a)
208,592	Huntington Money Market Fund, Interfund Shares, 0.010%(b)	208,592

Total Cash Equivalents (Cost $208,592)		208,592

Total Investments (Cost $10,190,767) — 99.5%		10,468,437

Other Assets in Excess of Liabilities — 0.5%		52,200

Net Assets — 100.0%		$10,520,637

(a)		Investment in affiliate.
(b)		Rate disclosed is the seven day yield as of September 30, 2009.

See Notes to Portfolio of Investments.

Huntington Growth Allocation Fund
Portfolio of Investments
September 30, 2009 (unaudited)

Shares		Value
Mutual Funds—97.5%(a)
89,034	Huntington Dividend Capture Fund, Trust Shares	$674,875
34,785	Huntington Fixed Income Securities Fund, Trust Shares	762,137
55,304	Huntington Growth Fund, Trust Shares	1,213,923
67,709	Huntington Income Equity Fund, Trust Shares	1,196,410
32,859	Huntington Intermediate Government Income Fund, Trust Shares	355,861
280,959	Huntington International Equity Fund, Trust Shares	2,955,692
56,089	Huntington Macro 100 Fund, Trust Shares	448,714
58,404	Huntington Mid Corp America Fund, Trust Shares	735,303
22,734	Huntington Mortgage Securities Fund, Trust Shares	202,790
55,002	Huntington New Economy Fund, Trust Shares	498,867
10,253	Huntington Short/Intermediate Fixed Income Securities Fund, Trust Shares	202,706
99,056	Huntington Situs Fund, Trust Shares	1,520,511

Total Mutual Funds (Cost $10,269,932)		10,767,789

Cash Equivalents—1.8%(a)
199,774	Huntington Money Market Fund, Interfund Shares, 0.010%(b)	199,774

Total Cash Equivalents (Cost $199,774)		199,774

Total Investments (Cost $10,469,706) — 99.3%		10,967,563

Other Assets in Excess of Liabilities — 0.7%		73,422

Net Assets — 100.0%		$11,040,985

(a)		Investment in affiliate.
(b)		Rate disclosed is the seven day yield as of September 30, 2009.

See Notes to Portfolio of Investments.
NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

The cost basis of investment for federal income tax purposes at September 30, 2009 was as follows:

				Net Unrealized
	Tax Cost	Unrealized	Unrealized	Appreciation/
Fund	of Securities	Appreciation	Depreciation	(Depreciation) *
Money Market Fund	$ 479,027,337	$ -	$ -	$ -
Ohio Municipal Money Market Fund	252,344,897	-	-	-
Tax-Free Money Market Fund	95,074,218	-	-	-
U.S. Treasury Money Market Fund	392,560,712	-	(26,184)	(26,184)
Dividend Capture Fund	85,146,659	8,091,847	(7,128,977)	962,870
Growth Fund	126,131,984	32,099,043	(5,255,554)	26,843,489
Income Equity Fund	102,356,253	14,481,294	(7,155,793)	7,325,501
International Equity Fund	291,453,781	47,816,863	(14,713,998)	33,102,865
Macro 100 Fund	27,042,536	3,715,628	(3,323,903)	391,725
Mid Corp America Fund	100,750,272	44,165,206	(6,512,007)	37,653,199
New Economy Fund	54,129,607	5,825,222	(7,019,159)	(1,193,937)
Real Strategies Fund	86,466,651	1,527,953	(19,617,523)	(18,089,570)
Rotating Markets Fund	35,154,636	7,895,866	(93,575)	7,802,291
Situs Fund	140,752,925	33,966,337	(15,976,343)	17,989,994
Technical Opportunities Fund	8,384,277	1,358,331	(353,665)	1,004,666
Fixed Income Securities Fund	217,184,503	13,473,870	(688,799)	12,785,071
Intermediate Government Income Fund	110,326,535	5,105,319	(30,784)	5,074,535
Mortgage Securities Fund	100,522,491	4,041,388	(781,038)	3,260,350
Ohio Tax-Free Fund	42,630,170	1,750,922	(20,015)	1,730,907
Short/Intermediate Fixed Income Securities Fund	132,651,278	4,087,064	(31,699)	4,055,365
Balanced Allocation Fund	10,510,323	425,047	-	425,047
Conservative Allocation Fund	10,190,840	277,670	(73)	277,597
Growth Allocation Fund	10,469,706	497,857	-	497,857

* The difference between the book-basis and tax-basis cost of securities is attributable primarily to tax deferral of losses on wash sales.

The Huntington Funds (the "Trust") was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the "Original Trusts"). On June 23, 2006, the Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At September 30, 2009, the Trust operated 35 separate series, or mutual funds, each with its own investment objective and strategy.

The above report contains the Portfolios of Investments of the funds listed below (individually referred to as a “Fund,” or collectively as the “Funds”):

Funds	Investment Share Classes Offered*
Huntington Money Market Fund (“Money Market Fund”)	Institutional, A, B & Interfund
Huntington Ohio Municipal Money Market Fund (“Ohio Municipal Money Market Fund”)	Institutional & A
Huntington Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)	Institutional & A
Huntington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)	Institutional & A
Huntington Dividend Capture Fund (“Dividend Capture Fund”)	Institutional, A & B
Huntington Growth Fund (“Growth Fund”)	Institutional, A & B
Huntington Income Equity Fund (“Income Equity Fund”)	Institutional, A & B
Huntington International Equity Fund (“International Equity Fund”)	Institutional, A & B
Huntington Macro 100 Fund (“Macro 100 Fund”)	Institutional, A & B
Huntington Mid Corp America Fund (“Mid Corp America Fund”)	Institutional, A & B
Huntington New Economy Fund (“New Economy Fund”)	Institutional, A & B
Huntington Real Strategies Fund (“Real Strategies Fund”)	Institutional, A & B
Huntington Rotating Markets Fund (“Rotating Markets Fund”)	Institutional, A & B
Huntington Situs Fund (“Situs Fund”)	Institutional, A & B
Huntington Technical Opportunities Fund (“Technical Opportunities Fund”)	Institutional, A & B
Huntington Fixed Income Securities Fund (“Fixed Income Securities Fund”)	Institutional, A & B
Huntington Intermediate Government Income Fund (“Intermediate Government Income Fund”)	Institutional, A & B
Huntington Mortgage Securities Fund (“Mortgage Securities Fund”)	Institutional, A & B
Huntington Ohio Tax-Free Fund (“Ohio Tax-Free Fund”)	Institutional, A & B
Huntington Short/Intermediate Fixed Income Securities Fund (“Short/Intermediate Fixed Income Securities Fund”)	Institutional & A
Huntington Balanced Allocation Fund (“Balanced Allocation Fund”)	A
Huntington Conservative Allocation Fund (“Conservative Allocation Fund”)	A
Huntington Growth Allocation Fund (“Growth Allocation Fund”)	A

* Each class of shares has exclusive voting rights with respect to matters that affect just that class. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. On May 1, 2009, the Trust Shares, Investment A Shares and Investment B Shares were renamed Institutional Shares, Class A Shares and Class B Shares, respectively.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A. Investment Valuations

The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges.

The Trust calculates the NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on market value. The Trust attempts to stabilize the NAV per share for each of the Money Market Funds at $1.00 per share by valuing its portfolio securities using the amortized cost method, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

In computing the NAV, current market value is used to value portfolio securities with respect to which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modification based on significant events, as described below. U.S. government obligations held by Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest volume exchange (in terms of the number of options contracts traded for that issue) on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at the NAV.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available. In such circumstances, the Trust’s Sub-Financial Administrator may request that the Trust’s Pricing Committee make its own fair value determination.

Securities for which market quotations are not readily available are valued at their “fair value.” In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security at issue (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee’s procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

The Funds may use the fair value of a security to calculate their NAV when a market price is not readily available, such as when: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds’ investment adviser, Huntington Asset Advisors, Inc. (“Advisor”), determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. Since International Equity Fund invests primarily in foreign securities, it is most likely to be affected by this fair valuation methodology. Since Real Strategies Fund, Rotating Markets Fund, Situs Fund and Technical Opportunities Fund invest some of their assets in foreign securities, they may be affected, although to a lesser extent.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

The Funds use a framework for measuring fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants and measurement date (exit price). One component of fair value is a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets.
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2009, while the breakdown, by category, of common stocks is disclosed in the Portfolio of Investments for each Fund:

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		Total

Fund Name	Securities	Other Financial Investments*	Securities	Other Financial Investments*	Securities	Other Financial Investments*

Money Market Fund

Corporate Bonds	$ -	$ -	$ 54,074,237	$ -	54,074,237	$ -

U.S Government Agencies	-	-	228,016,868	-	228,016,868	-

Municipal Bond	-	-	59,600,000	-	59,600,000	-

Commercial Papers	-	-	9,990,232	-	9,990,232	-

Certificates of Deposit	-	-	17,500,000	-	17,500,000	-

Cash Equivalents	85,000,000	-	-	-	85,000,000	-

Time Deposits	-	-	5,000,000	-	5,000,000	-

Repurchase Agreements	-	-	19,846,000	-	19,846,000	-

Total	85,000,000	-	394,027,337	-	479,027,337	-

Ohio Municipal Money Market Fund

Municipal Bonds	-	-	230,130,869	-	230,130,869	-

Commercial Papers	-	-	7,000,000	-	7,000,000	-

Cash Equivalents	15,214,028	-		-	15,214,028	-

Total	15,214,028	-	237,130,869	-	252,344,897	-

Tax-Free Money Market Fund

Municipal Bonds	-	-	91,585,554	-	91,585,554	-

Commercial Papers	-	-	3,000,000		3,000,000

Cash Equivalents	488,664	-	-	-	488,664	-

Total	488,664		94,585,554	-	95,074,218	-

U.S Treasury Money Market Fund

U.S Treasury Obligations	-	-	233,032,528	-	233,032,528	-

Cash Equivalents	30,000,000	-		-	30,000,000	-

Repurchase Agreements	-	-	129,502,000	-	129,502,000	-

Total	30,000,000	-	362,534,528	-	392,534,528	-

Dividend Capture Fund

Common Stocks	59,800,547	-	-	-	59,800,547	-

Preferred Stocks	24,281,401	-	-	-	24,281,401	-

Mutual Funds	1,147,850	-	-	-	1,147,850	-

Cash Equivalents	879,731	-	-	-	879,731	-

Written Options	-	5,900	-	-	-	5,900

Total	86,109,529	5,900	-	-	86,109,529	5,900

Growth Fund

Common Stocks	146,733,336	-	-	-	146,733,336	-

Cash Equivalents	6,242,137	-	-	-	6,242,137	-

Written Options	-	(6,907)	-	-	-	(6,907)

Total	152,975,473	(6,907)	-	-	152,975,473	(6,907)

Income Equity Fund

Common Stocks	105,997,398	-	-	-	105,997,398	-

Preferred Stocks	2,170,560	-	-	-	2,170,560	-

Cash Equivalents	1,513,796	-	-	-	1,513,796	-

Written Options	-	(1,263,213)	-	-	-	(1,263,213)

Total	109,681,754	(1,263,213)	-	-	109,681,754	(1,263,213)

International Equity Fund

Common Stocks	293,222,509	-	-	-	293,222,509	-

Mutual Funds	14,914,730	-	-	-	14,914,730	-

Cash Equivalents	16,419,407	-	-	-	16,419,407	-

Total	324,556,646	-	-	-	324,556,646	-

Macro 100 Fund

Common Stocks	27,327,266	-	-	-	27,327,266	-

Cash Equivalents	106,995	-	-	-	106,995	-

Total	27,434,261	-	-	-	27,434,261	-

Mid Corp America Fund

Common Stocks	129,076,217	-	-	-	129,076,217	-

Cash Equivalents	9,327,254	-	-	-	9,327,254	-

Total	138,403,471	-	-	-	138,403,471	-

New Economy Fund

Common Stocks	48,177,272	-	-	-	48,177,272	-

Cash Equivalents	4,758,398	-	-	-	4,758,398	-

Written Options	-	(69,005)	-	-	-	(69,005)

Total	52,935,670	(69,005)	-	-	52,935,670	(69,005)

Real Strategies Fund

Common Stocks	51,016,290	-	-	-	51,016,290	-

Mutual Funds	8,009,274	-	-	-	8,009,274	-

Purchased Options	43,500	-	-	-	43,500	-

Cash Equivalents	9,308,017	-	-	-	9,308,017	-

Written Options	-	131,600	-	-	-	131,600

Total	68,377,081	131,600	-	-	68,377,081	131,600

Rotating Markets Fund

Mutual Funds	40,554,800	-	-	-	40,554,800	-

Cash Equivalents	2,402,127	-	-	-	2,402,127	-

Total	42,956,927	-	-	-	42,956,927	-

Situs Fund

Common Stocks	155,173,599	-	-	-	155,173,599	-

Mutual Funds	1,156,000	-	-	-	1,156,000	-

Cash Equivalents	2,413,320	-	-	-	2,413,320	-

Total	158,742,919	-	-	-	158,742,919	-

Technical Opportunities Fund

Mutual Funds	9,217,028	-	-	-	9,217,028	-

Cash Equivalents	171,915	-	-	-	171,915	-

Total	9,388,943	-	-	-	9,388,943	-

Fixed Income Securities Fund

Corporate Bonds		-	109,669,965	-	109,669,965	-

U.S Government Agencies	-	-	52,554,182	-	52,554,182	-

U.S Treasury Obligations	-	-	45,581,457	-	45,581,457	-

U.S Government Mortgage Backed Agencies	-	-	9,962,386	-	9,962,386	-

Preferred Stocks	1,641,110	-	-	-	1,641,110	-

Cash Equivalents	10,560,474	-	-	-	10,560,474	-

Total	12,201,584	-	217,767,990	-	229,969,574	-

Intermediate Government Income Fund

Corporate Bonds	-	-	2,020,200	-	2,020,200	-

U.S Government Agencies	-	-	53,701,084	-	53,701,084	-

U.S Government Mortgage Backed Agencies	-	-	31,353,728	-	31,353,728	-

U.S Treasury Obligations	-	-	12,205,368	-	12,205,368	-

Collateralized Mortgage Obligations	-	-	13,827,937	-	13,827,937	-

Cash Equivalents	2,292,753	-	-	-	2,292,753	-

Total	2,292,753	-	113,108,317	-	115,401,070	-

Mortgage Securities Fund

U.S Government Mortgage Backed Agencies	-	-	62,430,823	-	62,430,823	-

Common Stocks	5,357,852	-	-	-	5,357,852	-

U.S Government Agencies	-	-	4,706,162	-	4,706,162	-

Preferred Stocks	243,000	-	-	-	243,000	-

Collateralized Mortgage Obligations	-	-	27,829,919	-	27,829,919	-

Cash Equivalents	3,215,085	-	-	-	3,215,085	-

Total	8,815,937	-	94,966,904	-	103,782,841	-

Ohio Tax-Free Fund

Municipal Bonds	-	-	43,036,804	-	43,036,804	-

Cash Equivalents	1,324,273	-	-	-	1,324,273	-

Total	1,324,273	-	43,036,804	-	44,361,077	-

Short/Intermediate Fixed Income Securities Fund

Corporate Bonds	-	-	94,191,332	-	94,191,332	-

U.S Governement Agencies	-	-	35,062,687	-	35,062,687	-

U.S Treasury Notes	-	-	5,008,790	-	5,008,790	-

Cash Equivalents	2,443,834	-	-	-	2,443,834	-

Total	2,443,834	-	134,262,809	-	136,706,643	-

Balanced Allocation Fund

Mutual Funds	10,718,982	-	-	-	10,718,982	-

Cash Equivalents	216,388	-	-	-	216,388	-

Total	10,935,370	-	-	-	10,935,370	-

Conservative Allocation Fund

Mutual Funds	10,259,845	-	-	-	10,259,845	-

Cash Equivalents	208,592	-	-	-	208,592	-

Total	10,468,437	-	-	-	10,468,437	-

Growth Allocation Fund

Mutual Funds	10,767,789	-	-	-	10,767,789	-

Cash Equivalents	199,774	-	-	-	199,774	-

Total	10,967,563	-	-	-	10,967,563	-

* Other financial investments are derivative instruments not reflected on the Portfolio of Investments, such as options contracts, which are valued at the unrealized appreciation/(depreciation) on the investments.

B. Repurchase Agreements

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ Advisor to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C. When-Issued and Delayed Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

D. Derivative Instruments

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing investment objectives. Certain of the Funds may invest in various financial instruments including positions in written option contracts and forward currency contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies.

All open derivative positions at period end are reflected for each Fund in the tables below, and the volume of these open positions relative to each Fund’s net assets is generally representative of the volume of open positions throughout the reporting period. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts--International Equity Fund, Real Strategies Fund, Situs Fund and Technical Opportunities Fund may enter into foreign exchange commitments for the delayed delivery of securities or foreign currency exchange transactions. International Equity Fund, Real Strategies Fund, Situs Fund and Technical Opportunities Fund may also enter into foreign exchange contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchase contracts are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency translations are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At September 30, 2009, International Equity Fund, Real Strategies Fund, Situs Fund and Technical Opportunities Fund did not have any foreign currency commitments outstanding.

Written Options Contracts--Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

The Funds provide disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. These activities and positions are discussed in further detail in the following tables:

The following is a summary of Dividend Capture Fund's written option activity for the period ended September 30, 2009:

Contracts		Number of Contracts	Premium
Outstanding at 12/31/2008		-	$ -
Options written		1,190	144,814
Options expired		-	-
Options closed		(890)	(113,014)
Options exercised		(200)	(24,400)
Outstanding at 9/30/2009		100	$ 7,400

At September 30, 2009, Dividend Capture Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS
Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation
TJX Companies, Inc.	Call	October 2009	40	100	$ 1,500	$ 5,900
NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$ 5,900

The following is a summary of Growth Fund's written option activity for the period ended September 30, 2009:

Contracts		Number of Contracts	Premium
Outstanding at 12/31/2008		-	$ -
Options written		5,647	538,942
Options expired		(597)	(42,808)
Options closed		(2,942)	(292,159)
Options exercised		(1,479)	(145,868)
Outstanding at 9/30/2009		629	$ 58,107

At September 30, 2009, Growth Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS
Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Apple, Inc.	Call	October 2009	$ 195	63	$ 9,954	$ (3,024)
Express Scripts, Inc.	Call	October 2009	80	78	8,190	(3,128)
First Solar, Inc.	Put	October 2009	85	60	450	6,870
Google, Inc.	Call	October 2009	530	28	10,920	(5,124)
Netflix, Inc.	Put	October 2009	35	150	375	9,975
Occidental Petroleum Corp.	Call	October 2009	80	200	27,000	(10,201)
Priceline.com, Inc.	Call	October 2009	175	50	8,125	(2,275)
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$ (6,907)

The following is a summary of Income Equity Fund's written option activity for the period ended September 30, 2009:

Contracts	Number of Contracts		Premium
Outstanding at 12/31/2008	-		$ -
Options written	6,610		773,988
Options expired	-		-
Options closed	(570)		(55,290)
Options exercised	(600)		(73,199)
Outstanding at 9/30/2009	5,440		$ 645,499

At September 30, 2009, Income Equity Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS
Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
BB&T Corp.	Call	December 2009	$ 28	570	$ 94,050	$ (30,169)
Cemex	Call	October 2009	12.5	900	117,000	(25,202)
RR Donnelley & Sons Co.	Call	December 2009	17.5	1,100	456,500	(364,457)
Eastman Chemical Co.	Call	December 2009	50	370	214,600	(137,928)
Health Care REIT, Inc.	Call	December 2009	45	260	27,300	(6,761)
Ingersoll-Rand PLC	Call	December 2009	30	625	148,437	(97,989)
PPG Industries, Inc.	Call	January 2010	55	150	83,250	(63,451)
Simon Property Group, Inc.	Call	October 2009	65	260	148,200	(91,781)
Tyco Electronics Ltd.	Call	January 2010	25	550	42,625	23,767
Tyco International Ltd.	Call	October 2009	30	415	186,750	(136,121)
Whirlpool Corp.	Call	December 2009	55	240	390,000	(333,121)
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$ (1,263,213)

The following is a summary of Macro 100 Fund's written option activity for the period ended September 30, 2009:

Contracts	Number of Contracts		Premium
Outstanding at 12/31/2008	230		$ 70,610
Options written	564		42,197
Options expired	(230)		(70,610)
Options closed	(564)		(42,197)
Options exercised	-		-
Outstanding at 9/30/2009	-		$ -

At September 30, 2009, Macro 100 Fund had no outstanding options.

The following is a summary of New Economy Fund's written option activity for the period ended September 30, 2009:

Contracts	Number of Contracts		Premium
Outstanding at 12/31/2008	73		$ 32,181
Options written	4,433		1,226,187
Options expired	(152)		(59,734)
Options closed	(1,967)		(616,274)
Options exercised	(715)		(256,305)
Outstanding at 9/30/2009	1,672		$ 326,055

At September 30, 2009, New Economy Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS
Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Aeropostale, Inc.	Call	October 2009	$ 35	172	$ 146,200	$ (81,358)
FMC Technologies, Inc.	Call	November 2009	55	94	21,620	(3,102)
Flowserve Corp.	Call	October 2009	100	60	13,800	9,119
Joy Global, Inc.	Call	October 2009	50	63	10,710	(1,323)
Range Resources Corp.	Call	December 2009	55	100	17,000	1,700
Salesforce.com, Inc.	Call	October 2009	60	120	9,600	6,543
Southern Copper Corp.	Call	November 2009	30	147	37,852	(3,749)
Steel Dynamics, Inc.	Call	November 2009	17.5	600	33,000	25,198
Tractor Supply Co.	Call	October 2009	50	53	3,313	2,623
True Religion Apparel, Inc.	Call	October 2009	25	114	18,525	(6,327)
Ultra Petroleum Corp.	Call	December 2009	46	149	83,440	(18,329)
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$ (69,005)

The following is a summary of Real Strategies Fund's written option activity for the period ended September 30, 2009:

Contracts		Number of Contracts	Premium
Outstanding at 12/31/2008		2,141	$ 450,753
Options written		23,528	3,589,146
Options expired		(16,180)	(1,918,908)
Options closed		(6,279)	(1,385,954)
Options exercised		(1,711)	(410,274)
Outstanding at 9/30/2009		1,499	$ 324,763

At September 30, 2009, Real Strategies Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS
Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Agrium, Inc.	Call	October 2009	$ 55	150	$ 4,875	$ 23,644
Archer Daniels Midland Co.	Call	October 2009	29	250	21,250	3,749
Boston Properties, Inc.	Call	October 2009	65	179	51,463	69,181
Bucyrus International, Inc.	Call	October 2009	38	250	17,500	18,019
Canandian National Railway Co.	Call	October 2009	50	120	9,600	22,402
EOG Resources, Inc.	Call	October 2009	80	140	67,200	(29,821)
Frontier Oil Corp.	Call	October 2009	15	250	6,875	4,125
Peabody Energy Corp.	Call	October 2009	39	160	14,400	20,301
NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$ 131,600

The following is a summary of Situs Fund's written option activity for the period ended September 30, 2009:

Contracts	Number of Contracts		Premium
Outstanding at 12/31/2008	-		$ -
Options written	19,354		5,320,186
Options expired	-		-
Options closed	(6,161)		(1,759,022)
Options exercised	(13,193)		(3,561,164)
Outstanding at 9/30/2009	-		$ -

At September 30, 2009, Situs Fund had no outstanding options.

E. Foreign Currency Translation

Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. International Equity Fund, Real Strategies Fund, Situs Fund and Technical Opportunities Fund do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the Funds, based on the prior day’s closing price. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds retain all or a portion of the interest received on investment of collateral or receive a fee from the borrower. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time and, therefore, are not considered to be illiquid investments. PFPC Trust Company (“PFPC”) serves as the sub-custodian for the securities lending program. PFPC retains a portion of the earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowers with respect to securities loans.

As of September 30, 2009, the Funds had no securities on loan.

G. Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Trust’s Pricing Committee. At September 30, 2009, the Fixed Income Securities Fund and Short/Intermediate Fixed Income Securities Fund held illiquid restricted securities representing 3.3% and 3.1% of net assets, respectively, as listed below:

Issuer Description	Acquisition Date	Principal Amount ($)	Cost ($)	Value ($)
Fixed Income Securities Fund:
ABX Financial Co., 5.750%, 10/15/16	2/20/09	2,000,000	1,919,640	2,123,342
MBNA America Bank Corp. N.A., 7.125%, 11/15/12	6/20/06	3,000,000	3,205,500	3,241,596
Verizon Wireless, 7.375%, 11/15/13	(a)	2,000,000	2,084,550	2,296,728
Short Intermediate Fixed Income Securities Fund:
MetLife Global Funding I, 5.125%, 11/9/11	3/5/08	2,000,000	2,060,600	2,099,296
American Express Co., 5.250%, 11/21/11	(b)	2,000,000	1,974,280	2,065,938

(a) Purchased on various dates beginning 11/20/08.
(b) Purchased on various dates beginning 1/13/09.

H. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

I. General

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in a certain affiliated money market fund which is managed by the Advisor. A summary of each Fund’s investment in such affiliated money market fund (Huntington Money Market Fund) is set forth below:

Fund	12/31/08 Market Value	Purchases	Sales	9/30/09 Market Value	Income
Dividend Capture Fund	$ 1,066,449	$ 17,450,541	$ (17,637,259)	$ 879,731	$ 372
Growth Fund	4,802,921	30,553,009	(29,113,794)	6,242,136	2,726
Income Equity Fund	824,125	15,528,317	(14,838,646)	1,513,796	682
International Equity	-	55,984,245	(39,564,838)	16,419,407	535
Macro 100 Fund	390,262	8,778,091	(9,061,358)	106,995	411
Mid Corp America Fund	6,852,029	23,402,638	(20,927,413)	9,327,254	2,790
New Economy Fund	2,270,234	19,819,533	(17,331,369)	4,758,398	910
Real Strategies Fund	599	27,242,848	(17,935,430)	9,308,017	1,955
Rotating Markets Fund	1,561,043	13,489,613	(12,648,529)	2,402,127	911
Situs Fund	583,711	45,883,644	(44,054,035)	2,413,320	1,417
Technical Opportunities Fund	630,956	3,719,639	(4,178,680)	171,915	223
Fixed Income Securities Fund	2,903,014	74,425,360	(66,767,900)	10,560,474	1,390
Intermediate Government Income Fund	3,300,707	36,665,501	(37,673,455)	2,292,753	1,302
Mortgage Securities Fund	3,152,409	34,490,073	(34,427,397)	3,215,085	1,507
Short/Intermediate Fixed Income Securities Fund	3,132,281	67,314,569	(68,003,017)	2,443,833	1,635

Additionally, Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund invest in other funds within the Trust. A summary of these investments in affiliated funds is set forth below:

Balanced Allocation Fund*	12/31/08 Market Value	Purchases	Sales	9/30/09 Market Value	Income
Huntington Money Market Fund	$ -	$ 441,392	$ (225,004)	$ 216,388	$ 2
Dividend Capture Fund	-	504,823	(14,550)	514,228	975
Growth Fund	-	916,007	(6,892)	924,040	-
Income Equity Fund	-	894,296	(40,878)	910,379	2,810
International Equity	-	2,284,969	(159,854)	2,249,540	-
Macro 100 Fund	-	351,797	(32,546)	341,724	-
Mid Corp America Fund	-	537,481	(12,211)	559,497	-
New Economy Fund	-	372,181	-	379,964	-
Situs Fund	-	1,119,610	(43,720)	1,156,897	-
Fixed Income Securities Fund	-	1,861,910	(58,480)	1,842,303	10,025
Intermediate Government Income Fund	-	874,032	(25,661)	858,979	4,313
Mortgage Securities Fund	-	498,613	(17,051)	490,040	1,197
Short/Intermediate Fixed Income Securities Fund	-	500,536	(14,620)	491,392	1,839

Conservative Allocation Fund*	12/31/08 Market Value	Purchases	Sales	9/30/09 Market Value	Income
Huntington Money Market Fund	$ -	$ 337,494	$ (128,902)	$ 208,592	$ 2
Dividend Capture Fund	-	344,285	(166,373)	189,642	1,553
Growth Fund	-	339,079	(5,952)	340,253	-
Income Equity Fund	-	333,292	(19,396)	335,453	1,574
International Equity	-	838,854	(63,268)	828,513	-
Macro 100 Fund	-	185,328	(68,614)	125,211	-
Mid Corp America Fund		199,183	(6,563)	205,453	-
New Economy Fund	-	416,155	(277,084)	139,447	-
Situs Fund	-	834,423	(441,024)	425,721	-
Fixed Income Securities Fund	-	3,821,392	(67,734)	3,837,059	21,423
Intermediate Government Income Fund	-	1,791,204	(23,847)	1,790,138	9,218
Mortgage Securities Fund	-	1,019,605	(18,289)	1,019,447	5,237
Short/Intermediate Fixed Income Securities Fund	-	1,025,912	(14,123)	1,023,509	3,928

Growth Allocation Fund*	12/31/08 Market Value	Purchases	Sales	9/30/09 Market Value	Income
Huntington Money Market Fund	$ -	$ 563,539	$ (363,765)	$ 199,774	$ 2
Dividend Capture Fund	-	664,706	(21,031)	674,875	5,410
Growth Fund	-	1,198,185	(3,402)	1,213,923	-
Income Equity Fund	-	1,173,065	(50,884)	1,196,410	5,451
International Equity	-	2,976,528	(182,758)	2,955,693	-
Macro 100 Fund	-	459,129	(39,647)	448,714	-
Mid Corp America Fund	-	707,841	(17,119)	735,303	-
New Economy Fund	-	488,964	(105)	498,867	-
Situs Fund	-	1,475,897	(60,910)	1,520,511	-
Fixed Income Securities Fund	-	805,282	(59,158)	762,137	4,155
Intermediate Government Income Fund	-	377,790	(26,295)	355,861	1,790
Mortgage Securities Fund	-	215,468	(16,214)	202,790	1,011
Short/Intermediate Fixed Income Securities Fund	-	216,607	(16,164)	202,706	760

* Reflects operations for the period from July 31, 2009 (commencement of operations) to September 30, 2009.

Huntington VA Balanced Fund
Portfolio of Investments
September 30, 2009 (unaudited)
Shares		Value
Mutual Funds—94.7%(a)
39,017	Huntington Fixed Income Securities Fund, Trust Shares	$854,871
12,763	Huntington VA Dividend Capture Fund	108,227
71,873	Huntington VA Growth Fund	487,298
43,212	Huntington VA Income Equity Fund	325,386
20,980	Huntington VA International Equity Fund	273,166
17,980	Huntington VA Macro 100 Fund	135,932
7,842	Huntington VA Mid Corp America Fund	108,137
15,828	Huntington VA Mortgage Securities Fund	176,325
11,483	Huntington VA New Economy Fund	121,840
5,965	Huntington VA Situs Fund	67,407

Total Mutual Funds (Cost $2,437,651)		2,658,589

Cash Equivalents—3.5%(a)
97,492	Huntington Money Market Fund, Interfund Shares, 0.010%(b)	97,492

Total Cash Equivalents (Cost $97,492)		97,492

Total Investments (Cost $2,535,143) — 98.2%		2,756,081

Other Assets in Excess of Liabilities — 1.8%		50,997

Net Assets — 100.0%		$2,807,078

(a)		Investment in affiliate.
(b)		Rate disclosed is the seven day yield as of September 30, 2009.

See Notes to Portfolio of Investments.

Huntington VA Dividend Capture Fund
Portfolio of Investments
September 30, 2009 (unaudited)

Shares		Value
Common Stocks—68.4%
Consumer Discretionary— 5.7%
12,500	Barnes & Noble, Inc.	$277,750
15,000	Family Dollar Stores, Inc.	396,000
53,000	Foot Locker, Inc.	633,350
6,500	J.C. Penney Co., Inc.	219,375
10,000	The TJX Cos., Inc.	371,500

		1,897,975

Consumer Staples— 4.7%
11,000	ConAgra Foods, Inc.	238,480
5,000	Kimberly-Clark Corp.	294,900
12,500	Kraft Foods, Inc., Class A	328,375
6,000	Molson Coors Brewing Co., Class B	292,080
9,000	Reynolds American, Inc.	400,680

		1,554,515

Energy— 1.8%
1,500	Eni SpA ADR	74,775
4,500	Marathon Oil Corp.	143,550
14,000	Tesoro Corp.	209,720
9,500	Valero Energy Corp.	184,205

		612,250

Financials— 14.2%
6,000	ACE Ltd.	320,760
11,500	American Financial Group, Inc.	293,250
11,250	Chubb Corp.	567,112
10,500	JPMorgan Chase & Co.	460,110
20,163	KeyCorp	131,060
5,500	M&T Bank Corp.	342,760
21,500	Montpelier Re Holdings Ltd.	350,880
9,500	Royal Bank of Canada	508,915
12,000	The Bank of New York Mellon Corp.	347,880
5,000	The Travelers Cos., Inc.	246,150
11,000	Torchmark Corp.	477,730
16,000	Unum Group	343,040
11,500	Wells Fargo & Co.	324,070

		4,713,717

Health Care— 6.4%
12,000	AstraZeneca PLC ADR	539,400
13,500	Bristol-Myers Squibb Co.	304,020
16,500	Eli Lilly & Co.	544,995
11,500	Merck & Co., Inc.	363,745
21,500	Pfizer, Inc.	355,825

		2,107,985

Industrials— 8.3%
8,000	A.O. Smith Corp.	304,800
3,500	Burlington Northern Santa Fe Corp.	279,405
11,500	Cooper Industries PLC, Class A	432,055
5,500	Flowserve Corp.	541,970
3,500	Fluor Corp.	177,975
6,000	Harsco Corp.	212,460
7,500	Raytheon Co.	359,775
14,500	Waste Management, Inc.	432,390

		2,740,830

Materials— 2.5%
7,000	Allegheny Technologies, Inc.	244,930
9,500	Sonoco Products Co.	261,630
11,000	Southern Copper Corp.	337,590

		844,150

Real Estate Investment Trusts— 15.2%
5,000	Corporate Office Properties Trust	184,400
8,000	EastGroup Properties, Inc.	305,760
14,000	Entertainment Properties Trust	477,960
5,500	Equity Residential	168,850
13,000	HCP, Inc.	373,620
7,000	Health Care REIT, Inc.	291,340
9,500	Highwoods Properties, Inc.	298,775
3,000	Home Properties, Inc.	129,270
3,500	Liberty Property Trust	113,855
8,000	Mack-Cali Realty Corp.	258,640
9,000	Mid-America Apartment Communities, Inc.	406,170
10,000	National Health Investors, Inc.	316,500
14,000	National Retail Properties, Inc.	300,580
6,750	PS Business Parks, Inc.	346,410
17,000	Ramco-Gershenson Properties Trust	151,640
7,329	Simon Property Group, Inc.	508,853
6,000	Sovran Self Storage, Inc.	182,580
11,000	Weingarten Realty Investors	219,120

		5,034,323

Technology— 3.3%
2,000	Accenture PLC, Class A	74,540
10,000	Hewlett-Packard Co.	472,100
4,000	Intel Corp.	78,280
1,500	International Business Machines Corp.	179,415
25,124	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	275,359

		1,079,694

Telecommunications— 2.9%
2,500	AT&T, Inc.	67,525
17,000	CenturyTel, Inc.	571,200
10,500	Verizon Communications, Inc.	317,835

		956,560

Utilities— 3.4%
8,500	Constellation Energy Group, Inc.	275,145
20,000	Duke Energy Corp.	314,800
3,500	Nicor, Inc.	128,065
21,000	Xcel Energy, Inc.	404,040

		1,122,050

Total Common Stocks (Cost $21,570,415)		22,664,049

Preferred Stocks—27.7%
Consumer Discretionary— 1.2%
3,982	Comcast Corp., 7.000%	99,351
13,000	Viacom, Inc., 6.850%	303,680

		403,031

Financials— 24.1%
33,000	ABN AMRO Capital Funding Trust V, 5.900%	311,190
15,000	Allianz SE, 8.375%	359,400
23,000	American International Group, Series A-4, 6.450%	276,690
14,000	ASBC Capital I, 7.625%	294,700
12,000	Barclays Bank PLC, Series 2, 6.625%	243,600
16,000	BB&T Capital Trust V, 8.950%	430,240
4,000	Credit Suisse Guernsey, 7.900%	100,200
8,000	Everest Re Capital Trust II, Series B, 6.200%	179,360
4,000	General Electric Capital Corp., 6.100%	96,320
7,500	HSBC Holdings PLC, Series A, 6.200%	161,475
32,000	ING Groep NV, 6.125%	471,360
15,000	JPM Chase Capital XXVI, 8.000%	403,650
5,000	KeyCorp Capital VIII, 7.000%	102,500
17,000	Merrill Lynch & Co. Capital Trust V, 7.280%	340,170
15,000	MetLife, Inc., Series B, 6.500%	355,950
28,000	Morgan Stanley Capital Trust, 6.600%	616,280
37,000	National City Capital Trust II, 6.625%	796,980
6,104	Partnerre Ltd., Series D, 6.500%	137,767
11,914	PLC Capital Trust IV, 7.250%	250,075
976	PNC Capital Trust E, 7.750%	24,390
20,000	Prudential Financial, Inc., 9.000%	523,800
20,278	Prudential PLC, 6.500%	476,330
15,003	RenaissanceRe Holdings Ltd., Series B, 7.300%	357,222
10,000	RenaissanceRe Holdings Ltd., Series C, 6.080%	207,000
4,692	SunTrust Capital IX, 7.875%	110,168
15,000	Telephone & Data Systems, Inc., Series A, 7.600%	345,000

		7,971,817

Real Estate Investment Trusts— 1.0%
16,000	Public Storage, Series F, 6.450%	342,880

		342,880

Utilities— 1.4%
17,000	BGE Capital Trust II, 6.200%	374,340
4,000	Xcel Energy, Inc., 7.600%	103,920

		478,260

Total Preferred Stocks (Cost $9,914,835)		9,195,988

Mutual Funds—1.3%
Exchange Traded Funds— 1.3%
21,000	AMEX Technology SPDR	438,270

Total Mutual Funds (Cost $383,684)		438,270

Cash Equivalents—1.5%
484,486	Huntington Money Market Fund, Interfund Shares, 0.010%(a)(b)	484,486

Total Cash Equivalents (Cost $484,486)		484,486

Total Investments (Cost $32,353,420) — 98.9%		32,782,793

Other Assets in Excess of Liabilities — 1.1%		353,538

Net Assets — 100.0%		$33,136,331

(a)	Rate disclosed is the seven day yield as of September 30, 2009.
(b)	Investment in affiliate.
ADR	American Depositary Receipt
PLC	Public Liability Co.
REIT	Real Estate Investment Trust
SPA	Standby Purchase Agreement

See Notes to Portfolio of Investments.

Huntington VA Growth Fund
Portfolio of Investments
September 30, 2009 (unaudited)

Shares		Value
Common Stocks—89.5%
Consumer Discretionary— 7.9%
1,980	ITT Educational Services, Inc. *	$218,612
14,800	Macy's, Inc.	270,692
4,000	Netflix, Inc. *	184,680
13,200	Pulte Homes, Inc.	145,068
2,100	Sherwin-Williams Co.	126,336
6,000	Urban Outfitters, Inc. *	181,020

		1,126,408

Consumer Staples— 5.9%
2,550	Bunge Ltd.	159,655
1,850	Colgate-Palmolive Co.	141,118
3,750	Hormel Foods Corp.	133,200
2,280	Ralcorp Holding, Inc. *	133,312
2,700	Wal-Mart Stores, Inc.	132,543
4,500	Whole Foods Market, Inc. *	137,205

		837,033

Energy— 21.4%
6,000	Alpha Natural Resources, Inc. *	210,600
5,250	Cameron International Corp. *	198,555
3,600	Enbridge, Inc.	139,680
2,700	EnCana Corp.	155,547
3,200	Murphy Oil Corp.	184,224
3,700	National Oilwell Varco, Inc. *	159,581
2,800	Noble Energy, Inc.	184,688
7,000	Occidental Petroleum Corp.	548,800
4,500	Peabody Energy Corp.	167,490
3,650	Petroleo Brasileiro SA ADR	167,535
3,370	Range Resources Corp.	166,343
2,500	Schlumberger Ltd.	149,000
5,550	Southwestern Energy Co. *	236,874
1,800	Transocean Ltd. *	153,954
4,400	Ultra Petroleum Corp. *	215,424

		3,038,295

Financials— 2.7%
280	BlackRock, Inc.	60,710
4,530	Stifel Financial Corp. *	248,697
3,720	U.S. Bancorp	81,319

		390,726

Health Care— 8.8%
2,205	Express Scripts, Inc. *	171,064
3,000	Gilead Sciences, Inc. *	139,740
5,100	Medco Health Solutions, Inc. *	282,081
3,200	Millipore Corp. *	225,056
4,000	St. Jude Medical, Inc. *	156,040
5,400	Teva Pharmaceutical Industries Ltd. ADR	273,024

		1,247,005

Industrials— 9.3%
2,700	Burlington Northern Santa Fe Corp.	215,541
3,200	Cummins, Inc.	143,392
1,260	First Solar, Inc. *	192,604
3,350	Fluor Corp.	170,347
5,000	Foster Wheeler AG *	159,550
2,600	Union Pacific Corp.	151,710
3,150	W.W. Grainger, Inc.	281,484

		1,314,628

Materials— 6.5%
5,120	ArcelorMittal, Class A	190,157
4,200	Freeport-McMoran Copper & Gold, Inc., Class B	288,162
2,170	Monsanto Co.	167,958
11,710	Vale SA ADR	270,852

		917,129

Technology— 26.0%
1,880	Apple Computer, Inc. *	348,496
720	Google, Inc., Class A *	357,012
3,537	Hewlett-Packard Co.	166,982
4,455	International Business Machines Corp.	532,863
1,865	MasterCard, Inc., Class A	377,010
10,850	MEMC Electronic Materials, Inc. *	180,435
7,870	Microsoft Corp.	203,754
13,500	NVIDIA Corp. *	202,905
12,800	Oracle Corp.	266,752
4,900	QUALCOMM, Inc.	220,402
5,350	Research In Motion Ltd. *	361,392
3,800	Salesforce.com, Inc. *	216,334
3,950	Sybase, Inc. *	153,655
4,200	Xilinx, Inc.	98,364

		3,686,356

Transportation— 1.0%
4,000	Expeditors International of Washington, Inc.	140,600

Total Common Stocks (Cost $11,138,009)		12,698,180

Cash Equivalents—10.3%
1,462,007	Huntington Money Market Fund, Interfund Shares, 0.010%(a) (b)	1,462,007

Total Cash Equivalents (Cost $1,462,007)		1,462,007

Total Investments (Cost $12,600,016) — 99.8%		14,160,187

Other Assets in Excess of Liabilities — 0.2%		33,461

Net Assets — 100.0%		$14,193,648

(a)	Rate disclosed is the seven day yield as of September 30, 2009.
(b)	Investment in affiliate.
*	Non-income producing security.
ADR	American Depositary Receipt

See Notes to Portfolio of Investments.

Huntington VA Income Equity Fund
Portfolio of Investments
September 30, 2009 (unaudited)

Shares		Value
Common Stocks—97.9%
Consumer Discretionary— 10.3%
5,700	Genuine Parts Co.	$216,942
16,200	Home Depot, Inc.	431,568
7,900	J.C. Penney Co., Inc.	266,625
12,600	Lowe's Cos., Inc.	263,844
3,800	McDonald's Corp.	216,866
11,600	Time Warner, Inc.	333,848
4,500	Whirlpool Corp.	314,820

		2,044,513

Consumer Staples— 6.6%
18,000	ConAgra Foods, Inc.	390,240
6,000	PepsiCo, Inc.	351,960
35,100	Sara Lee Corp.	391,014
12,000	SUPERVALU, Inc.	180,720

		1,313,934

Energy— 3.5%
4,900	BP PLC ADR	260,827
2,900	Chevron Texaco Corp.	204,247
5,000	ConocoPhillips	225,800

		690,874

Financials— 18.2%
34,300	Banco Santander SA ADR	553,945
9,500	Bank of Montreal	481,080
7,900	Barclays PLC ADR *	186,756
10,000	BB&T Corp.	272,400
9,000	Chubb Corp.	453,690
12,900	Sun Life Financial, Inc.	402,996
8,100	The Bank of Nova Scotia	369,198
9,900	The Travelers Cos., Inc.	487,377
23,200	XL Capital Ltd., Class A	405,072

		3,612,514

Health Care— 11.7%
9,800	AstraZeneca PLC ADR	440,510
11,700	Eli Lilly & Co.	386,451
5,100	Merck & Co., Inc.	161,313
26,600	Pfizer, Inc.	440,230
12,900	Sanofi-Aventis ADR	476,655
8,900	Wyeth	432,362

		2,337,521

Industrials— 17.2%
7,700	Eastman Chemical Co.	412,258
5,500	General Dynamics Corp.	355,300
12,100	Ingersoll-Rand PLC	371,107
4,200	L-3 Communications Holdings, Inc.	337,344
8,000	Northrop Grumman Corp.	414,000
15,000	Pitney Bowes, Inc.	372,750
24,800	R.R. Donnelley & Sons Co.	527,248
10,600	Tyco International Ltd.	365,488
8,900	Waste Management, Inc.	265,398

		3,420,893

Materials— 2.4%
19,400	Cemex S.A.B. de C.V. ADR *	250,648
4,000	PPG Industries, Inc.	232,840

		483,488

Real Estate Investment Trusts— 8.0%
12,600	HCP, Inc.	362,124
5,900	Health Care REIT, Inc.	245,558
14,800	Mack-Cali Realty Corp.	478,484
7,211	Simon Property Group, Inc.	500,673

		1,586,839

Technology— 8.3%
10,600	Hewlett-Packard Co.	500,426
4,200	International Business Machines Corp.	502,362
14,000	Microsoft Corp.	362,460
13,300	Tyco Electronics Ltd.	296,324

		1,661,572

Telecommunications— 5.4%
8,100	AT&T, Inc.	218,781
7,900	Verizon Communications, Inc.	239,133
10,900	Vodafone Group PLC ADR	245,250
36,100	Windstream Corp.	365,693

		1,068,857

Utilities— 6.3%
9,000	DTE Energy Co.	316,260
14,400	Duke Energy Corp.	226,656
27,500	NiSource, Inc.	381,975
8,400	Progress Energy, Inc.	328,104

		1,252,995

Total Common Stocks (Cost $18,063,123)		19,474,000

Preferred Stocks—2.0%
Consumer Discretionary— 2.0%
10,100	Archer Daniels Midland Co., 6.250%	402,990

Total Preferred Stocks (Cost $326,086)		402,990

Cash Equivalents—1.3%
248,099	Huntington Money Market Fund, Interfund Shares, 0.010%(a)(b)	248,099

Total Cash Equivalents (Cost $248,099)		248,099

Total Investments (Cost $18,637,308) — 101.2%		20,125,089

Liabilities in Excess of Other Assets — (1.2)%		(240,405)

Net Assets — 100.0%		$19,884,684

(a)	Rate disclosed is the seven day yield as of September 30, 2009.
(b)	Investment in affiliate.
*	Non-income producing security.
ADR	American Depositary Receipt
PLC	Public Liability Co.
REIT	Real Estate Investment Trust

See Notes to Portfolio of Investments.

Huntington VA International Equity Fund
Portfolio of Investments
September 30, 2009 (unaudited)

Shares		Value
Common Stocks—84.5%
Australia— 3.4%
Consumer Staples— 2.3%
40,000	Foster's Group Ltd.	$195,803
5,900	Woolworths Ltd.	152,211

		348,014

Materials— 1.1%
5,000	BHP Billiton Ltd.	166,389

		514,403

Canada— 2.7%
Energy— 1.5%
3,870	EnCana Corp.	222,951

Materials— 1.2%
2,000	Potash Corp. of Saskatchewan, Inc.	180,680

		403,631

Finland— 1.4%
Technology— 1.4%
14,000	Nokia Oyj ADR	204,680

France— 10.6%
Consumer Discretionary— 1.8%
8,900	Vivendi	275,362

Energy— 1.8%
4,500	Total SA ADR	266,670

Financials— 3.2%
17,709	AXA ADR	479,028

Materials— 1.3%
2,300	Lafarge SA	205,793

Utilities— 2.5%
1,600	GDF Suez	71,042
6,823	GDF Suez ADR	304,237

		375,279

		1,602,132

Germany— 4.7%
Health Care— 1.0%
5,700	Stada Arzneimittel AG	156,797

Technology— 2.1%
6,350	SAP AG ADR	310,325

Utilities— 1.6%
5,500	E.ON AG ADR	234,025

		701,147

Ireland— 1.9%
Materials— 1.9%
10,600	CRH PLC	293,217

Italy— 1.8%
Energy— 1.8%
9,200	Saipem SpA	277,038

Japan— 15.4%
Consumer Discretionary— 5.5%
7,010	Honda Motor Co. Ltd. ADR	212,473
4,900	Makita Corp.	155,599
16,390	Panasonic Corp. ADR	239,294
20,575	Sharp Corp. ADR	227,971

		835,337

Consumer Staples— 2.1%
3,400	Unicharm Corp.	322,763

Financials— 3.2%
49	Japan Prime Realty Investment Corp.	119,129
13	Japan Real Estate Investment Corp.	106,317
48,958	Mitsubishi UFJ Financial Group, Inc. ADR	261,436

		486,882

Industrials— 2.9%
2,400	FANUC Ltd.	215,264
11,400	KOMATSU Ltd.	213,647

		428,911

Technology— 1.7%
6,351	Canon, Inc. ADR	253,977

		2,327,870

Netherlands— 7.3%
Consumer Discretionary— 1.7%
10,725	Koninklijke (Royal) Phillips Electronics NV ADR	261,261

Financials— 3.5%
29,708	ING Groep NV ADR *	529,693

Industrials— 2.1%
11,611	TNT NV ADR	313,381

		1,104,335

Netherlands Antilles— 1.6%
Energy— 1.6%
4,080	Schlumberger Ltd.	243,168

Singapore— 3.0%
Industrials— 1.2%
31,000	Keppel Corp. Ltd.	178,325

Telecommunications— 1.8%
12,005	Singapore Telecommunications ADR	274,915

		453,240

Spain— 4.8%
Financials— 2.6%
21,708	Banco Bilbao Vizcaya Argentaria SA ADR	387,270

Telecommunications— 2.2%
4,024	Telefonica SA ADR	333,630

		720,900

Switzerland— 5.0%
Health Care— 3.2%
6,190	Novartis AG ADR	311,852
1,080	Roche Holding AG	174,614

		486,466

Materials— 1.8%
5,930	Syngenta AG ADR	272,484

		758,950

Taiwan— 1.1%
Technology— 1.1%
15,677	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	171,820

United Kingdom— 19.8%
Consumer Discretionary— 2.0%
24,750	Pearson PLC ADR	307,643

Consumer Staples— 5.7%
3,400	Diageo PLC, ADR	209,066
6,600	Reckitt Benckiser Group PLC	322,502
10,000	Tesco PLC	63,852
13,874	Tesco PLC ADR	266,519

		861,939

Energy— 2.2%
2,650	BG Group PLC ADR	230,735
3,600	Royal Dutch Shell PLC, Class A	102,595

		333,330

Financials— 3.0%
18,300	Standard Chartered PLC	450,906

Health Care— 1.6%
5,945	GlaxoSmithKline PLC ADR	234,887

Industrials— 1.8%
36,200	Rolls-Royce Group PLC	272,330

Telecommunications— 1.9%
130,000	Vodafone Group PLC	291,234

Utilities— 1.6%
4,300	Scottish & Southern Energy PLC	80,597
8,525	Scottish & Southern Energy PLC ADR	158,991

		239,588

		2,991,857

Total Common Stocks (Cost $12,421,910)		12,768,388

Mutual Funds—5.3%
Closed-End Funds— 0.9%
6,766	Morgan Stanley India Fund	143,575

Exchange Traded Funds— 4.4%
15,200	iShares MSCI Hong Kong Index Fund	235,904
4,800	iShares MSCI South Korea Index Fund	227,424
16,300	iShares MSCI Taiwan Index Fund	200,490

		663,818

Total Mutual Funds (Cost $652,874)		807,393

Cash Equivalents—9.0%
1,354,667	Huntington Money Market Fund, Interfund Shares, 0.010%(a)(b)	1,354,667

Total Cash Equivalents (Cost $1,354,667)		1,354,667

Total Investments (Cost $14,429,451) — 98.8%		14,930,448

Other Assets in Excess of Liabilities — 1.2%		174,798

Net Assets — 100.0%		$15,105,246

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of September 30, 2009.
*	Non-income producing security.
ADR	American Depositary Receipt
PLC	Public Liability Co.

See Notes to Portfolio of Investments.

Huntington VA Macro 100 Fund
Portfolio of Investments
September 30, 2009 (unaudited)

Shares		Value
Common Stocks—96.3%
Consumer Discretionary— 13.7%
500	Apollo Group, Inc., Class A *	$36,835
300	AutoZone, Inc. *	43,866
2,100	eBay, Inc. *	49,581
1,700	Family Dollar Stores, Inc.	44,880
800	Fortune Brands, Inc.	34,384
1,100	Hasbro, Inc.	30,525
1,700	International Game Technology	36,516
2,100	Johnson Controls, Inc.	53,676
2,000	Leggett & Platt, Inc.	38,800
1,200	Meredith Corp.	35,928
1,300	Omnicom Group, Inc.	48,022
1,350	Republic Services, Inc., Class A	35,869
2,500	Staples, Inc.	58,050
1,500	The Gap, Inc.	32,100
1,200	The Hershey Co.	46,632
1,000	The TJX Cos., Inc.	37,150
1,000	United Parcel Service, Inc., Class B	56,470

		719,284

Consumer Staples— 9.2%
1,700	Avon Products, Inc.	57,732
1,000	Colgate-Palmolive Co.	76,280
1,700	Constellation Brands, Inc. *	25,755
500	Dean Foods Co. *	8,895
1,500	Kellogg Co.	73,845
1,100	McCormick & Co., Inc.	37,334
1,400	Procter & Gamble Co.	81,088
1,400	SUPERVALU, Inc.	21,084
2,100	Sysco Corp.	52,185
800	The Clorox Co.	47,056

		481,254

Energy— 14.7%
900	Apache Corp.	82,647
1,500	BJ Services Co.	29,145
1,400	Chesapeake Energy Corp.	39,760
500	ConocoPhillips	22,580
800	Denbury Resources, Inc. *	12,104
1,100	Devon Energy Corp.	74,063
700	ENSCO International, Inc.	29,778
600	Entergy Corp.	47,916
700	EOG Resources, Inc.	58,457
700	Integrys Energy Group, Inc.	25,123
1,900	Marathon Oil Corp.	60,610
1,200	Nabors Industries Ltd. *	25,080
500	Occidental Petroleum Corp.	39,200
900	Peabody Energy Corp.	33,498
1,100	Pinnacle West Capital Corp.	36,102
1,300	PPL Corp.	39,442
700	Range Resources Corp.	34,552
900	Rowan Cos., Inc.	20,763
1,400	XTO Energy, Inc.	57,848

		768,668

Financials— 11.6%
6,900	Citigroup, Inc.	33,396
1,900	H&R Block, Inc.	34,922
2,700	Hudson City Bancorp, Inc.	35,505
1,900	JPMorgan Chase & Co.	83,258
2,300	Marshall & Ilsley Corp.	18,561
1,600	Paychex, Inc.	46,480
2,800	Progressive Corp. *	46,424
1,500	SunTrust Banks, Inc.	33,825
1,600	The Allstate Corp.	48,992
700	Torchmark Corp.	30,401
3,000	U.S. Bancorp	$65,580
4,054	Wells Fargo & Co.	114,242
1,100	Zions Bancorp	19,767

		611,353

Health Care— 13.1%
1,000	Becton, Dickinson & Co.	69,750
500	C.R. Bard, Inc.	39,305
1,000	Genzyme Corp. *	56,730
1,500	Gilead Sciences, Inc. *	69,870
1,400	Johnson & Johnson	85,246
1,100	McKesson Corp.	65,505
1,850	Medtronic, Inc.	68,080
4,200	Mylan Laboratories, Inc. *	67,242
1,300	Patterson Cos., Inc. *	35,425
800	Sigma-Aldrich Corp.	43,184
900	Stryker Corp.	40,887
900	Zimmer Holdings, Inc. *	48,105

		689,329

Industrials— 10.6%
500	Flowserve Corp.	49,270
1,100	General Dynamics Corp.	71,060
1,400	Illinois Tool Works, Inc.	59,794
800	ITT Corp.	41,720
600	Jacobs Engineering Group, Inc. *	27,570
2,500	Masco Corp.	32,300
1,000	Pall Corp.	32,280
1,300	Pitney Bowes, Inc.	32,305
1,400	Union Pacific Corp.	81,690
1,300	United Technologies Corp.	79,209
1,700	Waste Management, Inc.	50,694

		557,892

Materials— 3.7%
1,800	Ball Corp.	88,560
1,000	Ecolab, Inc.	46,230
1,700	Pactiv Corp. *	44,285
500	The Dow Chemical Co.	13,035

		192,110

Real Estate Investment Trusts— 0.8%
1,400	HCP, Inc.	40,236

Technology— 14.6%
800	Affiliated Computer Services, Inc. *	43,336
1,200	BMC Software, Inc. *	45,036
4,200	Cisco Systems, Inc. *	98,868
1,500	Cognizant Technology Solutions Corp., Class A *	57,990
1,300	Electronic Arts, Inc. *	24,765
1,500	Fiserv, Inc. *	72,300
1,700	Intuit, Inc. *	48,450
21,000	Jabil Circuit, Inc.	281,610
3,800	Symantec Corp. *	62,586
3,900	Xerox Corp.	30,186

		765,127

Telecommunications— 1.7%
3,000	Verizon Communications, Inc.	90,810

Utilities— 2.6%
1,300	Consolidated Edison, Inc.	53,222
1,000	Dominion Resources, Inc.	34,500
1,200	Progress Energy, Inc.	46,872

		134,594

Total Common Stocks (Cost $5,798,131)		5,050,657

Cash Equivalents—2.5%
129,635	Huntington Money Market Fund, Interfund Shares, 0.010%(a) (b)	129,635

Total Cash Equivalents (Cost $129,635)		129,635

Total Investments (Cost $5,927,766) — 98.8%		5,180,292

Other Assets in Excess of Liabilities — 1.2%		61,929

Net Assets — 100.0%		$5,242,221

(a)	Rate disclosed is the seven day yield as of September 30, 2009.
(b)	Investment in affiliate.
*	Non-income producing security.

See Notes to Portfolio of Investments.
Huntington VA Mid Corp America Fund
Portfolio of Investments
September 30, 2009 (unaudited)

Shares		Value
Common Stocks—97.1%
Consumer Discretionary— 12.9%
3,600	Abercrombie & Fitch Co., Class A	$118,368
1,010	Advance Auto Parts	39,673
2,200	Best Buy Co., Inc.	82,544
3,520	Bob Evans Farms, Inc.	102,291
4,500	BorgWarner, Inc.	136,170
1,240	Darden Restaurants, Inc.	42,321
2,540	DeVry, Inc.	140,513
4,310	Fidelity National Title Group, Inc., Class A	64,995
2,700	Hanover Insurance Group, Inc.	111,591
4,200	J. Crew Group, Inc. *	150,444
2,800	Kohl's Corp. *	159,740
3,374	Marriott International, Inc., Class A	93,089
5,558	Nordstrom, Inc.	169,741
3,420	PetSmart, Inc.	74,385
1,750	Polo Ralph Lauren Corp.	134,085
5,182	Royal Caribbean Cruises Ltd. *	124,782
1,340	Sherwin-Williams Co.	80,614
3,300	The Buckle, Inc.	112,662
2,193	The Stanley Works	93,619
1,400	UniFirst Corp.	62,230
2,120	V.F. Corp.	153,552
1,430	Whirlpool Corp.	100,043
1,100	Wolverine World Wide, Inc.	27,324

		2,374,776

Consumer Staples— 3.6%
4,430	Church & Dwight Co., Inc.	251,358
3,570	Constellation Brands, Inc. *	54,086
4,000	Dr. Pepper Snapple Group, Inc. *	115,000
2,911	Ralcorp Holding, Inc. *	170,206
5,294	SUPERVALU, Inc.	79,728

		670,378

Energy— 8.0%
600	Baker Hughes, Inc.	25,596
6,458	Chesapeake Energy Corp.	183,407
1,600	Forest Oil Corp. *	31,312
4,100	Helmerich & Payne, Inc.	162,073
1,233	Mariner Energy, Inc. *	17,484
3,870	Murphy Oil Corp.	222,796
3,900	National Fuel Gas Co.	178,659
5,784	Noble Energy, Inc.	381,513
800	Smith International, Inc.	22,960
9,200	Spectra Energy Corp.	174,248
1,593	Unit Corp. *	65,711

		1,465,759

Financials— 11.7%
1,500	Allied World Assurance Co. Holdings Ltd.	71,895
2,900	BancorpSouth, Inc.	70,789
7,360	BB&T Corp.	200,486
5,200	Cincinnati Financial Corp.	135,148
3,759	City National Corp.	146,338
580	Everest Re Group Ltd.	50,866
4,610	First American Financial Corp.	149,226
2,434	FirstMerit Corp.	46,319
1,021	Fulton Financial Corp.	7,515
1,310	HCC Insurance Holdings, Inc.	35,828
3,000	Invesco Ltd.	68,280
2,767	Legg Mason, Inc.	85,860
4,000	Lincoln National Corp.	103,640
1,800	M&T Bank Corp.	112,176
8,636	Old Republic International Corp.	105,186
6,340	Principal Financial Group	173,653
3,030	Prosperity Bancshares, Inc.	105,414
3,100	T. Rowe Price Group, Inc.	141,670
4,207	Torchmark Corp.	182,710
3,810	Trustmark Corp.	72,580
2,200	Unum Group	47,168
2,900	Wilmington Trust Corp.	41,180

		2,153,927

Health Care— 13.1%
14,000	AmerisourceBergen Corp.	313,320
1,680	Biogen Idec, Inc. *	84,874
1,466	Cephalon, Inc. *	85,380
2,600	Coventry Health Care, Inc. *	51,896
400	Genzyme Corp. *	22,692
2,180	Humana, Inc. *	81,314
7,756	Life Technologies Corp. *	361,042
4,133	Lincare Holdings, Inc. *	129,156
10,600	Mylan Laboratories, Inc. *	169,706
3,120	Owens & Minor, Inc.	141,180
5,300	PDL BioPharma, Inc.	41,764
2,200	Quest Diagnostics, Inc.	114,818
4,540	St. Jude Medical, Inc. *	177,105
10,213	Thermo Fisher Scientific, Inc. *	446,002
5,420	Watson Pharmaceutical, Inc. *	198,589

		2,418,838

Industrials— 18.4%
1,375	Alliant Techsystems, Inc. *	107,044
4,200	CNH Global NV *	71,736
6,612	Cooper Industries PLC, Class A	248,413
4,800	Cummins, Inc.	215,088
2,200	Elbit Systems Ltd.	149,930
3,200	EMCOR Group, Inc. *	81,024
400	G&K Services, Inc., Class A	8,864
4,000	General Cable Corp. *	156,600
3,700	ITT Corp.	192,955
7,400	John Bean Technologies Corp.	134,458
7,538	Kennametal, Inc.	185,510
5,459	L-3 Communications Holdings, Inc.	438,467
2,200	Ladish Co., Inc. *	33,286
2,700	Mohawk Industries, Inc. *	128,763
4,679	Pall Corp.	151,038
3,234	Parker Hannifin Corp.	167,651
2,800	Precision Castparts Corp.	285,236
2,800	Quanex Building Products Corp.	40,208
1,000	R.R. Donnelley & Sons Co.	21,260
400	Rockwell International Corp.	17,040
2,900	Ryder System, Inc.	113,274
2,200	Stericycle, Inc. *	106,590
3,021	Teleflex, Inc.	145,944
4,200	Thomas & Betts Corp. *	126,336
3,528	Weatherford International Ltd. *	73,135

		3,399,850

Materials— 7.2%
5,800	Albemarle Corp.	200,680
6,200	AptarGroup, Inc.	231,632
800	Ball Corp.	39,360
4,100	Cytec Industries, Inc.	133,127
3,800	FMC Corp.	213,750
1,900	Innophos Holdings, Inc.	35,150
2,660	Lubrizol Corp.	190,084
400	Minerals Technologies, Inc.	19,024
2,500	Pactiv Corp. *	65,125
1,750	PPG Industries, Inc.	101,867
2,900	RPM International, Inc.	53,621
800	Schnitzer Steel Industries, Inc.	42,600

		1,326,020

Real Estate Investment Trusts— 2.5%
2,100	First Industrial Realty Trust, Inc.	11,025
1,700	Home Properties, Inc.	73,253
3,840	Host Hotels & Resorts, Inc.	45,197
1,700	Liberty Property Trust	55,301
1,900	Mid-America Apartment Communities, Inc.	85,747
2,340	PS Business Parks, Inc.	120,089
2,540	Sovran Self Storage, Inc.	77,292

		467,904

Technology— 13.8%
34,808	Activision Blizzard, Inc. *	431,270
1,500	Amdocs Ltd. *	40,320
6,700	Arris Group, Inc. *	87,167
2,100	Avocent Corp. *	42,567
3,095	Benchmark Electronics, Inc. *	55,710
3,000	Citrix Systems, Inc. *	117,690
1,100	Cymer, Inc. *	42,746
2,160	Electronic Arts, Inc. *	41,148
6,205	Fidelity National Information Services, Inc.	158,290
400	Fiserv, Inc. *	19,280
3,932	FLIR Systems, Inc. *	109,978
5,610	Forrester Research, Inc. *	149,450
4,600	Harris Corp.	172,960
8,080	infoGROUP, Inc. *	56,641
7,110	Integrated Device Technology, Inc. *	48,064
1,700	Intersil Corp., Class A	26,027
4,000	JDA Software Group, Inc. *	87,760
1,500	Molex, Inc.	31,320
2,100	Multi-Fineline Electronix, Inc. *	60,291
4,248	NCR Corp. *	58,707
6,700	NVIDIA Corp. *	100,701
15,620	ON Semiconductor Corp. *	128,865
2,440	Progress Software Corp. *	55,266
4,400	Sybase, Inc. *	171,160
4,238	Teradata Corp. *	116,630
4,062	Varian Semiconductor Equipment Associates, Inc. *	133,396

		2,543,404

Telecommunications— 1.2%
3,717	CenturyTel, Inc.	124,891
1,142	Harris Stratex Networks, Inc., Class A *	7,994
1,300	Telus Corp.	40,417
3,000	Turkcell Iletisim Hizmetleri AS ADR	53,610

		226,912

Utilities— 4.7%
1,700	AGL Resources, Inc.	59,959
1,396	Allete, Inc.	46,864
2,200	Atmos Energy Corp.	61,996
1,100	Constellation Energy Group, Inc.	35,607
8,481	MDU Resources Group, Inc.	176,829
2,000	New Jersey Resources Corp.	72,620
9,828	Questar Corp.	369,139
1,770	Xcel Energy, Inc.	34,055

		857,069

Total Common Stocks (Cost $13,859,233)		17,904,837

Cash Equivalents—2.5%
467,041	Huntington Money Market Fund, Interfund Shares, 0.010%(a) (b)	467,041

Total Cash Equivalents (Cost $467,041)		467,041

Total Investments (Cost $14,326,274) — 99.6%		18,371,878

Other Assets in Excess of Liabilities — 0.4%		75,984

Net Assets — 100.0%		$18,447,862

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of September 30, 2009.
*	Non-income producing security.
ADR	American Depositary Receipt
PLC	Public Liability Co.
See Notes to Portfolio of Investments.

Huntington VA New Economy Fund
Portfolio of Investments
September 30, 2009 (unaudited)

Shares		Value
Common Stocks—88.7%
Consumer Discretionary— 14.5%
3,700	Advance Auto Parts	$145,336
2,400	Aeropostale, Inc. *	104,328
6,500	Big Lots, Inc. *	162,630
5,480	Corinthian Colleges, Inc. *	101,709
1,960	DeVry, Inc.	108,427
1,460	Dollar Tree, Inc. *	71,073
1,066	Monro Muffler Brake, Inc.	33,888
4,270	O'Reilly Automative, Inc. *	154,318
3,100	PetSmart, Inc.	67,425
500	Strayer Education, Inc.	108,840
2,060	The Buckle, Inc.	70,328
1,700	The Gymboree Corp. *	82,246
4,600	The Warnaco Group, Inc. *	201,756
1,100	Tractor Supply Co. *	53,262
2,400	True Religion Apparel, Inc. *	62,232
2,400	Urban Outfitters, Inc. *	72,408

		1,600,206

Consumer Staples— 1.6%
1,400	CVS Caremark Corp.	50,036
1,700	Diamond Foods, Inc.	53,924
1,100	Energizer Holdings, Inc. *	72,974

		176,934

Energy— 4.7%
1,500	Alpha Natural Resources, Inc. *	52,650
1,700	FMC Technologies, Inc. *	88,808
3,700	Petrohawk Energy Corp. *	89,577
2,100	Range Resources Corp.	103,656
1,020	Tidewater, Inc.	48,032
2,680	Ultra Petroleum Corp. *	131,213

		513,936

Financials— 6.1%
1,900	Bank of Hawaii Corp.	78,926
3,000	City Holding Co.	89,430
8,400	Hudson City Bancorp, Inc.	110,460
2,100	Jones Lang LaSalle, Inc.	99,477
4,600	Protective Life Corp.	98,532
2,100	The St. Joe Co. *	61,152
4,400	Valley National Bancorp	54,076
1,500	Westamerica Bancorp	78,000

		670,053

Health Care— 9.3%
2,310	Beckman Coulter, Inc.	159,251
6,600	Cepheid, Inc. *	87,252
1,590	Community Health Systems, Inc. *	50,769
6,000	CONMED Corp. *	115,020
3,500	Illumina, Inc. *	148,750
670	Intuitive Surgical, Inc. *	175,707
2,160	Life Technologies Corp. *	100,548
2,000	LifePoint Hospitals, Inc. *	54,120
2,000	MedAssets, Inc. *	45,140
1,830	Quest Diagnostics, Inc.	95,508

		1,032,065

Industrials— 15.4%
5,400	AGCO Corp. *	149,202
5,300	Bucyrus International, Inc.	188,786
3,000	Cooper Industries PLC, Class A	112,710
7,390	Corrections Corp. of America *	167,384
60	First Solar, Inc. *	9,172
1,000	Flowserve Corp.	98,540
4,040	FTI Consulting, Inc. *	172,144
12,060	GrafTech International Ltd. *	177,282
1,300	Joy Global, Inc.	63,622
2,900	Lindsay Corp.	114,202
3,000	Oshkosh Corp.	92,790
1,500	SPX Corp.	91,905
4,300	The Corporate Executive Board Co.	107,070
1,840	Valmont Industries, Inc.	156,731

		1,701,540

Materials— 11.7%
2,200	Agrium, Inc.	109,538
2,000	Barrick Gold Corp.	75,800
2,700	Cliffs Natural Resources, Inc.	87,372
3,600	Cytec Industries, Inc.	116,892
1,000	FMC Corp.	56,250
1,560	Freeport-McMoran Copper & Gold, Inc., Class B	107,032
1,070	Monsanto Co.	82,818
1,000	Potash Corp. of Saskatchewan, Inc.	90,340
3,700	Southern Copper Corp.	113,553
13,380	Steel Dynamics, Inc.	205,249
1,700	Terra Industries, Inc.	58,939
7,200	Westlake Chemical Corp.	185,040

		1,288,823

Real Estate Investment Trusts— 2.5%
2,200	Corporate Office Properties Trust	81,136
2,500	SL Green Realty Corp.	109,625
4,400	Weingarten Realty Investors	87,648

		278,409

Technology— 20.7%
16,340	Activision Blizzard, Inc. *	202,453
6,200	Aixtron AG ADR	169,322
5,720	Atheros Communications, Inc. *	151,752
3,100	Cognex Corp.	50,778
2,920	Cree, Inc. *	107,310
5,600	Cymer, Inc. *	217,616
10,390	Electronic Arts, Inc. *	197,929
1,600	Lam Research Corp. *	54,656
6,600	Marvell Technology Group Ltd. *	106,854
1,200	Quality Systems, Inc.	73,884
2,610	Research In Motion Ltd. *	176,305
2,220	Salesforce.com, Inc. *	126,385
5,010	SanDisk Corp. *	108,717
3,500	Seagate Technology	53,235
9,900	STEC, Inc. *	290,961
6,600	Teradyne, Inc. *	61,050
1,400	VMware, Inc., Class A *	56,238
4,400	Volterra Semiconductor Corp. *	80,828

		2,286,273

Utilities— 2.2%
3,185	FirstEnergy Corp.	145,618
2,715	ONEOK, Inc.	99,423

		245,041

Total Common Stocks (Cost $9,840,644)		9,793,280

Cash Equivalents—11.4%
1,261,937	Huntington Money Market Fund, Interfund Shares, 0.010%(a)(b)	1,261,937

Total Cash Equivalents (Cost $1,261,937)		1,261,937

Total Investments (Cost $11,102,581) — 100.1%		11,055,217

Liabilities in Excess of Other Assets — (0.1)%		(6,522)

Net Assets — 100.0%		$11,048,695

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of September 30, 2009.
*	Non-income producing security.
ADR	American Depositary Receipt
PLC	Public Liability Co.

See Notes to Portfolio of Investments.

Huntington VA Real Strategies Fund
Portfolio of Investments
September 30, 2009 (unaudited)

Shares		Value
Common Stocks—63.1%
Consumer Staples— 3.6%
300	Archer-Daniels-Midland Co.	$8,766
1,400	Cosan Ltd., Class A *	11,060
700	Tyson Foods, Inc., Class A	8,841

		28,667

Energy— 26.6%
200	Canadian Natural Resources Ltd. ADR	13,438
740	El Paso Corp.	7,637
400	El Paso Pipeline Partners LP	8,292
200	EnCana Corp.	11,522
270	Enterprise Products Partners LP	7,646
100	EOG Resources, Inc.	8,351
400	Hugoton Royalty Trust	7,164
300	Linn Energy LLC	6,873
300	National Oilwell Varco, Inc. *	12,939
475	Natural Resource Partners LP	9,913
290	Newfield Exploration Co. *	12,342
200	Noble Corp.	7,592
200	Peabody Energy Corp.	7,444
300	Petroleo Brasileiro SA ADR	13,770
100	Rowan Cos., Inc.	2,307
400	Sasol Ltd. ADR	15,248
700	Spectra Energy Corp.	13,258
286	StatoilHydro ASA ADR	6,447
200	Transocean Ltd. *	17,106
400	Valero Energy Corp.	7,756
400	XTO Energy, Inc.	16,528

		213,573

Industrials— 11.3%
300	AGCO Corp. *	8,289
300	Bucyrus International, Inc.	10,686
100	Deere & Co.	4,292
100	Fluor Corp.	5,085
500	Foster Wheeler AG *	15,955
300	Kennametal, Inc.	7,383
100	KOMATSU Ltd. ADR *	7,477
1,000	Manitowoc Co.	9,470
150	Monsanto Co.	11,610
100	POSCO ADR	10,394

		90,641

Materials— 13.8%
150	Agrium, Inc.	7,468
100	FMC Corp.	5,625
100	Nucor Corp.	4,701
1,100	Olin Corp.	19,184
70	Potash Corp. of Saskatchewan, Inc.	6,324
100	Praxair, Inc.	8,169
100	Rio Tinto PLC ADR	17,029
200	Tenaris SA ADR	7,124
200	Terra Industries, Inc.	6,934
1,000	USEC, Inc. *	4,690
600	Vale SA ADR	13,878
300	Yara International ASA ADR	9,477

		110,603

Real Estate Investment Trusts— 6.4%
90	Avalonbay Communities, Inc.	6,546
200	Boston Properties, Inc.	13,110
800	Duke Realty Corp.	9,608
300	Plum Creek Timber Co., Inc.	9,192
203	Vornado Realty Trust	13,075

		51,531

Utilities— 1.4%
200	American Water Works Co., Inc.	3,988
200	Questar Corp.	7,512

		11,500

Total Common Stocks (Cost $497,217)		506,515

Mutual Funds—10.2%
Exchange Traded Funds— 7.3%
100	Oil Service HOLDRs Trust	11,743
500	PowerShares DB Agriculture	12,730
600	PowerShares DB US Dollar Index Bearish Fund	16,758
400	ProShares Ultrashort 20+ Year Treasury	17,604

		58,835

Exchange Traded Notes— 1.4%
400	iPath Dow Jones-AIG Livestock Total Return Sub-Index *	10,920

Investment Company— 1.5%
900	Central Fund of Canada Ltd. Class A	11,925

Total Mutual Funds (Cost $87,599)		81,680

Cash Equivalents—19.7%
157,753	Huntington Money Market Fund, Interfund Shares, 0.010%(a)(b)	157,753

Total Cash Equivalents (Cost $157,753)		157,753

Total Investments (Cost $742,569) — 93.0%		745,948

Other Assets in Excess of Liabilities — 7.0%		56,291

Net Assets — 100.0%		$802,239

(a)	Rate disclosed is the seven day yield as of September 30, 2009.
(b)	Investment in affiliate.
*	Non-income producing security.
ADR	American Depositary Receipt
LLC	Limited Liability Co.
LP	Limited Partnership
PLC	Public Liability Co.

See Notes to Portfolio of Investments.

Huntington VA Rotating Markets Fund
Portfolio of Investments
September 30, 2009 (unaudited)

Shares		Value
Mutual Funds—93.6%
Exchange Traded Funds— 93.6%
11,100	iShares EAFE Index Fund	$607,170
1,200	iShares MSCI Brazil Index Fund	81,204
50,572	iShares MSCI Emerging Markets Index Fund	1,967,756
21,656	iShares MSCI EMU Index Fund	823,145
8,100	iShares MSCI Germany Index Fund	179,739
17,734	iShares MSCI Pacific ex-Japan Index Fund	718,759
8,000	iShares S&P Small Cap 600 Index Fund	418,400
10,550	S&P Depositary Receipt	1,113,658

Total Mutual Funds (Cost $4,815,410)		5,909,831

Cash Equivalents—6.0%
381,504	Huntington Money Market Fund, Interfund Shares, 0.010%(a)(b)	381,504

Total Cash Equivalents (Cost $381,504)		381,504

Total Investments (Cost $5,196,914) — 99.6%		6,291,335

Other Assets in Excess of Liabilities — 0.4%		23,947

Net Assets — 100.0%		$6,315,282

(a)		Rate disclosed is the seven day yield as of September 30, 2009.
(b)		Investment in affiliate.

See Notes to Portfolio of Investments.

Huntington VA Situs Fund
Portfolio of Investments
September 30, 2009 (unaudited)
Shares		Value
Common Stocks—91.4%
Bermuda— 2.2%*
Financials— 2.2%
5,250	Arch Capital Group Ltd.	$354,585

Brazil— 0.2%
Consumer Discretionary— 0.2%
500	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	28,150

Cayman Islands— 2.2%
Consumer Discretionary— 1.2%
5,000	Garmin Ltd.	188,700

Consumer Staples— 1.0%*
7,100	Fresh Del Monte Produce, Inc.	160,531

		349,231

Chile— 0.2%
Materials— 0.2%
800	Sociedad Quimica y Minera de Chile SA ADR	31,304

Finland— 1.2%
Industrials— 1.2%
2,000	Cargotec Corp., Class B	47,057
4,200	Kone Oyj, Class B	154,374

		201,431

Germany— 0.7%
Consumer Staples— 0.4%
1,500	Douglas Holding AG	68,588

Health Care— 0.3%
1,900	Stada Arzneimittel AG	52,266

		120,854

Hong Kong— 0.3%
Consumer Discretionary— 0.3%
13,000	Television Broadcasts Ltd.	56,027

Ireland— 0.6%
Consumer Staples— 0.6%
3,500	Kerry Group PLC	100,115

Japan— 1.1%
Consumer Discretionary— 0.3%
1,500	Honda Motor Co. Ltd. ADR	45,465

Industrials— 0.3%
3,500	Sato Corp.	47,655

Technology— 0.5%
14,800	Furuno Electric Co. Ltd.	83,770

		176,890

Sweden— 0.3%*
Consumer Discretionary— 0.3%
4,800	Haldex AB	44,423

United Kingdom— 0.6%
Technology— 0.6%
26,003	Halma PLC	90,164

United States— 81.8%
Consumer Discretionary— 6.6%
8,000	Cabela's, Inc., Class A *	106,720
3,000	Ennis, Inc.	48,390
2,000	Fossil, Inc. *	56,900
3,000	Jakks Pacific, Inc. *	42,960
1,500	Polo Ralph Lauren Corp.	114,930
8,500	Quanta Services, Inc. *	188,105
2,000	Rent-A-Center, Inc. *	37,760
11,000	ScanSource, Inc. *	311,520
1,000	Speedway Motorsports, Inc.	14,390
5,000	Urban Outfitters, Inc. *	150,850

		1,072,525

Consumer Staples— 1.7%
7,000	Owens-Illinois, Inc. *	258,300
500	Sanderson Farms, Inc.	18,820

		277,120

Energy— 7.5%
3,000	Alliance Resource Partners LP	108,780
4,000	Atwood Oceanics, Inc. *	141,080
2,550	Carbo Ceramics, Inc.	131,453
7,800	Denbury Resources, Inc. *	118,014
3,500	Dril-Quip, Inc. *	173,740
1,744	Helix Energy Solutions Group, Inc. *	26,125
1,000	Lufkin Industries, Inc.	53,180
3,000	Newfield Exploration Co. *	127,680
3,000	Oceaneering International, Inc. *	170,250
2,000	Rowan Cos., Inc.	46,140
2,500	Saint Mary Land & Exploration Co.	81,150
3,000	TETRA Technologies, Inc. *	29,070

		1,206,662

Financials— 8.6%
8,000	BB&T Corp.	217,920
10,000	Cullen/Frost Bankers, Inc.	516,400
15,000	Protective Life Corp.	321,300
10,000	Raymond James Financial, Inc.	232,800
2,000	SCBT Financial Corp.	56,200
1,500	WSFS Financial Corp.	39,960

		1,384,580

Health Care— 13.0%*
20,000	Albany Molecular Research	173,200
650	Bio-Rad Laboratories, Inc., Class A	59,722
9,000	Cerner Corp.	673,200
5,500	Edwards LifeSciences Corp.	384,505
3,000	Kindred Healthcare, Inc.	48,690
8,000	Kinetic Concepts, Inc.	295,840
5,000	Lincare Holdings, Inc.	156,250
7,000	Osiris Therapeutics, Inc.	46,620
1	PharMerica Corp.	18
4,000	ViroPharma, Inc.	38,480
6,000	Watson Pharmaceutical, Inc.	219,840

		2,096,365

Industrials— 16.4%
3,500	Alliant Techsystems, Inc. *	272,475
15,000	BE Aerospace, Inc. *	302,100
3,000	Eastman Chemical Co.	160,620
4,000	EnPro Industries, Inc. *	91,440
3,000	Exlservice Holdings, Inc. *	44,580
5,500	Flowserve Corp.	541,970
5,000	Harsco Corp.	177,050
10,000	Jacobs Engineering Group, Inc. *	459,500
3,000	Overseas Shipholding Group, Inc.	112,110
2,600	Precision Castparts Corp.	264,862
2,000	Quaker Chemical Corp.	43,860
1,000	Ryder System, Inc.	39,060
2,000	The Timken Co.	46,860
4,000	Trinity Industries, Inc.	68,760
1,000	Watts Water Technologies, Inc., Class A	30,250

		2,655,497

Materials— 11.0%
4,000	Albemarle Corp.	138,400
13,000	Ceradyne, Inc. *	238,290
3,000	Commercial Metals Co.	53,700
1,000	Deckers Outdoor Corp. *	84,850
500	Eagle Materials, Inc.	14,290
4,000	RTI International Metals, Inc. *	99,640
11,000	Terra Industries, Inc.	381,370
4,000	Texas Industries, Inc.	168,000
2,400	The Scotts Co.	103,080
20,000	Trimble Navigation Ltd. *	478,200
500	United States Lime & Minerals, Inc. *	17,960
31	Vulcan Materials Co.	1,676

		1,779,456

Real Estate Investment Trusts— 1.5%
3,500	Camden Property Trust	141,050
1,064	CBL & Associates Properties, Inc.	10,321
3,500	Equity One, Inc.	54,845
2,000	Weingarten Realty Investors	39,840

		246,056

Technology— 8.6%
5,000	ACI Worldwide, Inc. *	75,650
8,000	Anixter International, Inc. *	320,880
4,000	Black Box Corp.	100,360
3,000	Hutchinson Technology, Inc. *	21,300
6,000	Imation Corp.	55,620
4,000	NETGEAR, Inc. *	73,400
1,000	OYO Geospace Corp. *	25,830
14,600	Red Hat, Inc. *	403,544
6,000	Sigma Designs, Inc. *	87,180
10,000	Standard Microsystems Corp. *	232,100

		1,395,864

Telecommunications— 4.2%*
20,000	CommScope, Inc.	598,600
12,300	General Communication, Inc., Class A	84,378

		682,978

Utilities— 2.7%
1,000	AGL Resources, Inc.	35,270
5,000	Hawaiian Electric Industries, Inc.	90,600
6,000	Portland General Electric Co.	118,320
7,500	UGI Corp.	187,950

		432,140

		13,229,243

Total Common Stocks (Cost $15,935,896)		14,782,417

Mutual Funds—0.9%
Exchange Traded Funds— 0.9%
3,500	iShares FTSE/Xinhua China 25 Index Fund	143,290

Total Mutual Funds (Cost $89,145)		143,290

Cash Equivalents—7.3%
1,182,051	Huntington Money Market Fund, Interfund Shares, 0.010%(a)(b)	1,182,051

Total Cash Equivalents (Cost $1,182,051)		1,182,051

Total Investments (Cost $17,207,092) — 99.6%		16,107,758

Other Assets in Excess of Liabilities — 0.4%		65,846

Net Assets — 100.0%		$16,173,604

(a)	Rate disclosed is the seven day yield as of September 30, 2009.
(b)	Investment in affiliate.
*	Non-income producing security.
ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Liability Co.

See Notes to Portfolio of Investments.

Huntington VA Mortgage Securities Fund
Portfolio of Investments
September 30, 2009 (unaudited)

Principal Amount or Shares		Value
Common Stocks—5.0%
Real Estate Investment Trusts— 5.0%
1,453	Acadia Realty Trust	$21,897
600	Alexandria Real Estate Equities, Inc.	32,610
100	American Campus Communities, Inc.	2,685
400	Boston Properties, Inc.	26,220
700	Corporate Office Properties Trust	25,816
700	Digital Reality Trust, Inc.	31,997
2,000	Douglas Emmett, Inc.	24,560
600	EastGroup Properties, Inc.	22,932
400	Equity Lifestyle Properties, Inc.	17,116
300	Equity Residential	9,210
400	Essex Property Trust, Inc.	31,832
200	Federal Realty Investment Trust	12,274
500	HCP, Inc.	14,370
500	Home Properties, Inc.	21,545
700	Host Hotels & Resorts, Inc.	8,239
700	Kimco Realty Corp.	9,128
100	LaSalle Hotel Properties	1,966
1,000	Mack-Cali Realty Corp.	32,330
200	National Retail Properties, Inc.	4,294
500	Nationwide Health Properties, Inc.	15,495
200	Public Storage, Inc.	15,048
100	Regency Centers Corp.	3,705
419	Simon Property Group, Inc.	29,064
300	SL Green Realty Corp.	13,155
600	Tanger Factory Outlet Centers, Inc.	22,404
205	The Macerich Co.	6,217
116	UDR, Inc.	1,826
600	Ventas, Inc.	23,100
415	Vornado Realty Trust	26,746

Total Common Stocks (Cost $607,714)		507,781

U.S. Government Mortgage Backed Agencies—57.9%
Federal Home Loan Mortgage Corporation –— 17.8%
44,218	Pool # M80982, 5.000%, 7/1/12	45,478
49,298	Pool # M81004, 5.000%, 1/1/13	50,704
20,639	Pool # B18052, 4.500%, 3/1/15	21,417
43,633	Pool # J03237, 5.500%, 8/1/16	46,691
25,235	Pool # E96459, 5.000%, 5/1/18	26,869
22,838	Pool # G18008, 4.500%, 9/1/19	24,047
11,594	Pool # G18015, 4.500%, 10/1/19	12,208
114,656	Pool # G12286, 5.000%, 7/1/21	120,899
90,260	Pool # G12297, 6.000%, 7/1/21	96,359
110,630	Pool # G12425, 5.500%, 10/1/21	117,346
138,592	Pool # E02402, 6.000%, 10/1/22	147,711
62,853	Pool # C90779, 5.000%, 1/1/24	65,677
20,403	Pool # C90837, 5.500%, 6/1/24	21,640
246,815	Pool # G13629, 4.500%, 8/1/24	255,866
53,569	Pool # C91000, 6.000%, 11/1/26	57,127
247,811	Pool # C91251, 4.500%, 6/1/29	254,444
67,127	Pool # 1G0865, 4.909%, 7/1/35	70,038
143,230	Pool # A55565, 6.000%, 12/1/36	151,631
178,220	Pool # G03498, 5.500%, 11/1/37	186,834

		1,772,986

Federal National Mortgage Association –— 30.3%
25,815	Pool # 254955, 4.000%, 10/1/10	26,030
17,860	Pool # 255224, 4.000%, 5/1/11	18,127
63,210	Pool # 254717, 4.500%, 4/1/13	65,151
41,768	Pool # 254914, 4.500%, 9/1/13	43,127
190,304	Pool # 786729, 5.500%, 8/1/19	203,224
127,062	Pool #254501, 5.500%, 9/1/22	134,941
20,448	Pool # 254908, 5.000%, 9/1/23	21,443
12,478	Pool # 255360, 5.000%, 8/1/24	13,073
50,521	Pool # 255711, 5.500%, 4/1/25	53,527
52,340	Pool # 357771, 5.000%, 5/1/25	54,791
48,027	Pool # 255745, 5.500%, 5/1/25	50,736
211,510	Pool # 255834, 4.500%, 6/1/25(a)	218,194
48,489	Pool # 255767, 5.500%, 6/1/25	51,374
40,215	Pool # 255808, 5.000%, 7/1/25	42,099
138,281	Pool # 255984, 4.500%, 11/1/25	142,651
50,634	Pool # 256116, 6.000%, 2/1/26	53,986
178,933	Pool # 257238, 5.000%, 6/1/28	186,943
247,621	Pool # MA0115, 4.500%, 7/1/29	251,799
247,557	Pool # AC1219, 4.500%, 8/1/29	254,262
199,403	Pool # MA0171, 4.500%, 9/1/29	204,803
23,018	Pool # 721540, 5.000%, 7/1/33	23,900
113,270	Pool # 746683, 5.500%, 10/1/33	119,187
46,069	Pool # 786457, 5.266%, 7/1/34	48,563
35,587	Pool # 845573, 5.609%, 2/1/36	37,649
188,215	Pool # 745511, 5.000%, 4/1/36	194,869
179,987	Pool # 831487, 5.500%, 4/1/36	188,799
176,412	Pool # 868935, 5.500%, 5/1/36	185,049
126,544	Pool # 903812, 5.500%, 12/1/36	132,740
59,383	Pool # 907484, 6.000%, 1/1/37	62,792

		3,083,829

Government National Mortgage Association –— 9.8%
17,999	Pool # 3590, 5.500%, 8/20/19	19,179
49,334	Pool # 3708, 5.500%, 5/20/20	52,487
62,095	Pool # 3741, 4.500%, 8/20/20	65,177
72,428	Pool # 683937, 6.000%, 2/15/23	77,602
200,097	Pool # 666057, 5.000%, 3/15/23	211,243
12,499	Pool # 3571, 6.500%, 6/20/34	13,329
196,668	Pool # 605653, 5.500%, 8/15/34	207,608
11,468	Pool # 3637, 5.500%, 11/20/34	12,117
44,177	Pool # 3710, 5.000%, 5/20/35	45,922
44,944	Pool # 650348, 5.500%, 11/15/35	47,387
219,452	Pool # 676974, 5.500%, 5/15/38	230,733

		982,784

Total U.S. Government Mortgage Backed Agencies (Cost $5,622,979)		5,839,599

Collateralized Mortgage Obligations—25.0%
Citicorp Mortgage Securities, Inc. —1.0%
112,411	5.500%, 10/25/35	103,613
Federal Home Loan Bank –— 4.4%
163,654	Series 00-0606, Class Y, 5.270%, 12/28/12	174,993
49,832	Series 6B-2012, Class 1, 5.125%, 4/25/12	52,933
115,131	Series 7I-2012, Class A, 5.000%, 6/15/12	122,106
51,663	Series SK-2015, Class 1, 5.140%, 8/18/15	55,306
36,036	Series Z2-2013, Class A, 4.800%, 2/25/13	38,103

		443,441

Federal Home Loan Mortgage Corporation –— 12.8%
243,076	Series 2541, Class VL, 5.500%, 11/15/20	256,372
200,000	Series 2542, Class DH, 5.500%, 2/15/22	210,350
83,382	Series 2649, Class OL, 4.500%, 4/15/26	85,034
50,000	Series 2672, Class GH, 5.500%, 8/15/31	52,288
76,177	Series 2770, Class TC, 4.000%, 1/15/18	78,857
200,000	Series 2784, Class HJ, 4.000%, 4/15/19	208,033
26,331	Series 3046, Class YA, 5.000%, 2/15/19	26,268
102,500	Series R005, Class AB, 5.500%, 12/15/18	106,967
70,030	Series R007, Class AC, 5.875%, 5/15/16	72,265
179,804	Series R010, Class AB, 5.500%, 12/15/19	187,606

		1,284,040

Federal National Mortgage Association –— 2.1%
145,734	5.500%, 12/25/16	149,853
60,251	Series 1999-13, Class PH, 6.000%, 4/25/29	65,288

		215,141

Government National Mortgage Association –— 4.7%
200,000	Series 2005-55, Class PD, 5.000%, 5/20/32	213,027
250,000	Series 2008-87, Class BG, 5.500%, 4/20/36	259,910

		472,937

Total Collateralized Mortgage Obligations (Cost $2,431,808)		2,519,172

U.S. Government Agencies—2.5%
Federal Farm Credit Bank —2.5%
250,000	2.125%, 6/18/12	252,649

Total U.S. Government Agencies (Cost $249,869)		252,649

Preferred Stocks—0.2%
Real Estate Investment Trusts— 0.2%
300	Simon Property Group, Inc., 6.000%	18,225

Total Preferred Stocks (Cost $21,282)		18,225

Cash Equivalents—7.4%
746,501	Huntington Money Market Fund, Interfund Shares, 0.010%(b)(c)	746,501

Total Cash Equivalents (Cost $746,501)		746,501

Total Investments (Cost $9,680,153) — 98.0%		9,883,927

Other Assets in Excess of Liabilities — 2.0%		201,020

Net Assets — 100.0%		$10,084,947

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2009.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2009.

See Notes to Portfolio of Investments.

THE FOLLOWING REPORT RELATES TO THE HUNTINGTON FUNDS’ VARIABLE ANNUITY PORTFOLIOS.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows:

				Net Unrealized
	Tax Cost	Unrealized	Unrealized	Appreciation/
Fund	of Securities	Appreciation	Depreciation	(Depreciation) *
VA Balanced Fund	$ 2,535,143	$ 220,938	$ -	$ 220,938
VA Dividend Capture Fund	32,562,826	2,950,744	(2,730,777)	219,967
VA Growth Fund	12,616,554	2,038,865	(495,232)	1,543,633
VA Income Equity Fund	18,968,256	2,541,196	(1,384,363)	1,156,833
VA International Equity Fund	14,524,886	1,677,219	(1,271,657)	405,562
VA Macro 100 Fund	5,954,644	345,043	(1,119,395)	(774,352)
VA Mid Corp America Fund	14,326,395	5,166,622	(1,121,139)	4,045,483
VA New Economy Fund	11,102,581	1,220,006	(1,267,370)	(47,364)
VA Real Strategies Fund	742,329	69,288	(65,669)	3,619
VA Rotating Markets Fund	5,196,914	1,108,198	(13,777)	1,094,421
VA Situs Fund	17,223,013	2,646,997	(3,762,252)	(1,115,255)
VA Mortgage Securities Fund	9,680,256	346,518	(142,847)	203,671

* The difference between the book-basis and tax-basis cost of securities is attributable primarily to tax deferral of losses on wash sales.

The Huntington Funds (the "Trust") was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the "Original Trusts"). On June 23, 2006, the Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At September 30, 2009, the Trust operated 35 separate series, or mutual funds, each with its own investment objective and strategy.

The above report contains the Portfolios of Investments of the Trust’s variable annuity portfolios listed below (each individually referred to as a “VA Fund,” or collectively as the “VA Funds”)

Huntington VA Balanced Fund (“VA Balanced Fund”)
Huntington VA Dividend Capture Fund (“VA Dividend Capture Fund”)
Huntington VA Growth Fund (“VA Growth Fund”)
Huntington VA Income Equity Fund (“VA Income Equity Fund”)
Huntington VA International Equity Fund (“VA International Equity Fund”)
Huntington VA Macro 100 Fund (“VA Macro 100 Fund”)
Huntington VA Mid Corp America Fund (“VA Mid Corp America Fund”)
Huntington VA New Economy Fund (“VA New Economy Fund”)
Huntington VA Real Strategies Fund (“VA Real Strategies Fund”)
Huntington VA Rotating Markets Fund (“VA Rotating Markets Fund”)
Huntington VA Situs Fund (“VA Situs Fund”)
Huntington VA Mortgage Securities Fund (“VA Mortgage Securities Fund”)
Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each VA Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A. Investment Valuations

The price at which the VA Funds will offer or redeem shares is the net asset value (“NAV”) per share next calculated after the order is considered received. In computing the NAV, current market value is used to value portfolio securities with respect to which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modification based on significant events, as described below. U.S. government obligations held by the VA Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest volume exchange (in terms of the number of options contracts traded for that issue) on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at the NAV.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available. In such circumstances, the Trust’s Sub-Financial Administrator may request that the Trust’s Pricing Committee make its own fair value determination.

Securities for which market quotations are not readily available are valued at their “fair value.” In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security at issue (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee’s procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

The VA Funds may use the fair value of a security to calculate their NAV when a market price is not readily available, such as when: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the VA Funds’ investment adviser, Huntington Asset Advisors, Inc. (“Advisor”), determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each VA Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a VA Fund’s NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The VA Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. Since VA International Equity Fund invests primarily in foreign securities, it is most likely to be affected by this fair valuation methodology. Since VA Real Strategies Fund, VA Rotating Markets Fund and VA Situs Fund invest some of their assets in foreign securities, they may be affected, although to a lesser extent.

There can be no assurance that a VA Fund could purchase or sell a portfolio security at the price used to calculate the VA Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

The Funds use a framework for measuring fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants and measurement date (exit price). One key component of the definition of fair value is a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets.
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 - significant unobservable inputs (including the VA Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value the VA Funds’ investments as of September 30, 2009, while the breakdown, by category, of common stocks is disclosed in the Portfolio of Investments for each VA Fund:

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		Total
Fund Name	Securities	Other Financial Investments*	Securities	Other Financial Investments*	Securities	Other Financial Investments*

VA Balanced Fund
Mutual Funds	$ 2,658,589	$ -	$ -	$ -	$ 2,658,589	$ -
Cash Equivalents	97,492	-	-	-	97,492	-
Total	2,756,081	-	-	-	2,756,081	-
VA Dividend Capture Fund
Common Stocks	22,664,049	-	-	-	22,664,049	-
Preferred Stocks	9,195,988	-	-	-	9,195,988	-
Mutual Funds	438,270	-	-	-	438,270	-
Cash Equivalents	484,486	-	-	-	484,486	-
Total	32,782,793	-	-	-	32,782,793	-
VA Growth Fund
Common Stocks	12,698,180	-	-	-	12,698,180	-
Cash Equivalents	1,462,007	-	-	-	1,462,007	-
Written Options	-	(371)	-	-	-	(371)
Total	14,160,187	(371)	-	-	14,160,187	(371)
VA Income Equity Fund
Common Stocks	19,474,000	-	-	-	19,474,000	-
Preferred Stocks	402,990	-	-	-	402,990	-
Cash Equivalents	248,099	-	-	-	248,099	-
Written Options	-	(233,564)	-	-	-	(233,564)
Total	20,125,089	(233,564)	-	-	20,125,089	(233,564)
VA International Equity Fund
Common Stocks	12,768,388	-	-	-	12,768,388	-
Mutual Funds	807,393	-	-	-	807,393	-
Cash Equivalents	1,354,667	-	-	-	1,354,667	-
Total	14,930,448	-	-	-	14,930,448	-
VA Macro 100 Fund
Common Stocks	5,050,657	-	-	-	5,050,657	-
Cash Equivalents	129,635	-	-	-	129,635	-
Total	5,180,292	-	-	-	5,180,292	-
VA Mid Corp America Fund
Common Stocks	17,904,837	-	-	-	17,904,837	-
Cash Equivalents	467,041	-	-	-	467,041	-
Total	18,371,878	-	-	-	18,371,878	-
VA New Economy Fund
Common Stocks	9,793,280	-	-	-	9,793,280	-
Cash Equivalents	1,261,937	-	-	-	1,261,937	-
Written Options	-	(9,840)	-	-	-	(9,840)
Total	11,055,217	(9,840)	-	-	11,055,217	(9,840)
VA Real Strategies Fund
Common Stocks	506,515	-	-	-	506,515	-
Mutual Funds	81,680	-	-	-	81,680	-
Cash Equivalents	157,753	-	-	-	157,753	-
Total	745,948	-	-	-	745,948	-
VA Rotating Markets Fund
Mutual Funds	5,909,831	-	-	-	5,909,831	-
Cash Equivalents	381,504	-	-	-	381,504	-
Total	6,291,335	-	-	-	6,291,335	-
VA Situs Fund
Common Stocks	14,782,417	-	-	-	14,782,417	-
Mutual Funds	143,290	-	-	-	143,290	-
Cash Equivalents	1,182,051	-	-	-	1,182,051	-
Total	16,107,758	-	-	-	16,107,758	-
VA Mortgage Securities Fund
Common Stocks	507,781	-	-	-	507,781	-
U.S. Government Mortgage Backed Agencies	-	-	5,839,599	-	5,839,599	-
Collateralized Mortgage Obligations	-	-	2,519,172	-	2,519,172	-
U.S. Government Agencies	-	-	252,649	-	252,649	-
Preferred Stocks	18,225	-	-	-	18,225	-
Cash Equivalents	746,501	-	-	-	746,501	-
	1,272,507	-	8,611,420	-	9,883,927	-

* Other financial investments are derivative instruments not reflected on the Portfolio of Investments, such as options contracts, which are valued at the unrealized appreciation/(depreciation) on the investments.

B. Repurchase Agreements

The VA Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the VA Funds’ Advisor to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the VA Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the VA Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the VA Funds may be delayed or limited.

C. When-Issued and Delayed Transactions

The VA Funds may engage in when-issued or delayed delivery transactions. The VA Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

D. Derivative Instruments

Certain of the VA Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing investment objectives. Certain of the VA Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies.

All open derivative positions at period end are reflected for each VA Fund in the tables below, and the volume of these open positions relative to each VA Fund’s net assets is generally representative of the volume of open positions throughout the reporting period. The following is a description of the derivative instruments utilized by the VA Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts -VA International Equity Fund, VA Real Strategies Fund and VA Situs Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. VA International Equity Fund, VA Real Strategies Fund and VA Situs Fund may also enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchase contracts are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency translations are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At September 30, 2009, VA International Equity Fund, VA Real Strategies Fund and VA Situs Fund did not have any foreign currency commitments outstanding.

Written Options Contracts - Certain of the VA Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a VA Fund to equity price risk.

The VA Funds provide disclosures about the VA Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the VA Funds’ financial position, performance and cash flows. These activities and positions are discussed in further detail in the following tables:

The following is a summary of VA Growth Fund's written option activity for the period ended September 30, 2009:

Contracts		Number of Contracts	Premium
Outstanding at 12/31/2008		-	$ -
Options written		466	42,758
Options expired		(52)	(3,677)
Options closed		(254)	(25,067)
Options exercised		(108)	(9,414)
Outstanding at 9/30/2009		52	$ 4,600

At September 30, 2009, VA Growth Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS
Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Apple, Inc.	Call	October 2009	$ 195	6	$ 948	$ (295)
Express Scripts, Inc.	Call	October 2009	80	7	735	(298)
First Solar, Inc.	Put	October 2009	85	6	45	680
Google, Inc.	Call	October 2009	530	2	780	(385)
Netflix, Inc.	Put	October 2009	35	13	33	853
Occidental Petroleum Corp.	Call	October 2009	80	18	2,430	(925)
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$ (371)

The following is a summary of VA Income Equity Fund's written option activity for the period ended September 30, 2009:

Contracts		Number of Contracts	Premium
Outstanding at 12/31/2008		-	$ -
Options written		1,187	139,765
Options expired		-	-
Options closed		(107)	(10,379)
Options exercised		(100)	(12,200)
Outstanding at 9/30/2009		980	$ 117,186

At September 30, 2009, VA Income Equity Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS
Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
BB&T Corp.	Call	December 2009	$ 28	100	$ 16,500	$ (5,293)
Cemex	Call	October 2009	12.5	150	19,500	(4,200)
RR Donnelley & Sons Co.	Call	December 2009	17.5	200	83,000	(66,351)
Eastman Chemical Co.	Call	December 2009	50	70	40,600	(26,095)
Health Care REIT, Inc.	Call	December 2009	45	50	5,250	(1,300)
Ingersoll-Rand PLC	Call	December 2009	30	110	26,125	(17,246)
PPG Industries, Inc.	Call	January 2010	55	30	16,650	(12,690)
Simon Property Group, Inc.	Call	October 2009	65	50	28,500	(17,650)
Tyco Electronics Ltd.	Call	January 2010	25	100	7,750	4,321
Tyco International Ltd.	Call	October 2009	30	75	33,750	(24,600)
Whirlpool Corp.	Call	December 2009	55.0	45	73,125	(62,460)
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$ (233,564)

The following is a summary of VA New Ecomony Fund's written option activity for the period ended September 30, 2009:

Contracts		Number of Contracts	Premium
Outstanding at 12/31/2008		13	$ 5,861
Options written		778	214,053
Options expired		(29)	(11,413)
Options closed		(361)	(115,593)
Options exercised		(96)	(34,423)
Outstanding at 9/30/2009		305	$ 58,485

At September 30, 2009, VA New Economy Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS
Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Aeropostale, Inc.	Call	October 2009	$ 35	24	$ 20,400	$ (11,352)
FMC Technologies, Inc.	Call	November 2009	55	17	3,910	(561)
Flowserve Corp.	Call	October 2009	100	10	2,300	1,520
Joy Global, Inc.	Call	October 2009	50	13	2,210	(273)
Range Resources Corp.	Call	December 2009	55	21	3,570	357
Salesforce.com, Inc.	Call	October 2009	60	22	1,760	1,200
Southern Copper Corp.	Call	November 2009	30	37	9,527	(944)
Steel Dynamics, Inc.	Call	November 2009	17.5	100	5,500	4,200
Tractor Supply Co.	Call	October 2009	50	11	688	544
True Religion Apparel, Inc.	Call	October 2009	25	24	3,900	(1,332)
Ultra Petroleum Corp.	Call	December 2009	46	26	14,560	(3,199)
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$ (9,840)

The following is a summary of VA Real Strategies Fund's written option activity for the period ended September 30, 2009:

Contracts		Number of Contracts	Premium
Outstanding at 12/31/2008		-	$ -
Options written		10	790
Options expired		(6)	(270)
Options closed		(1)	(60)
Options exercised		(3)	(460)
Outstanding at 9/30/2009		-	$ -

At September 30, 2009, VA Real Strategies Fund had no outstanding options.

E. Foreign Currency Translation

Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. VA International Equity Fund, VA Real Strategies Fund and VA Situs Fund do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Securities Lending

To generate additional income, the VA Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the VA Funds based on the prior day’s closing price. The VA Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the VA Funds retain all or a portion of the interest received on investment of collateral or receive a fee from the borrower. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a VA Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a VA Fund on a timely basis and a VA Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the VA Funds or the borrower at any time and, therefore, are not considered to be illiquid investments. PFPC Trust Company (“PFPC”) serves as the sub-custodian for the securities lending program. PFPC retains a portion of the earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowers with respect to securities loans.

As of September 30, 2009, the VA Funds had no securities on loan.

G. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

H. General

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the VA Funds may invest in a certain affiliated money market fund which is managed by the Advisor. A summary of each VA Fund’s investment in such affiliated money market fund (Huntington Money Market Fund) is set forth below:

Fund	12/31/08 Market Value	Purchases	Sales	9/30/09 Market Value	Income
VA Dividend Capture Fund	$ 528,197	$ 4,448,823	$ (4,492,534)	$ 484,486	$ 54
VA Growth Fund	380,376	2,197,669	(1,116,038)	1,462,007	117
VA Income Equity Fund	357,593	1,867,724	(1,977,218)	248,099	93
VA International Equity Fund	-	2,765,384	(1,410,717)	1,354,667	26
VA Macro 100 Fund	38,903	532,206	(441,474)	129,635	20
VA Mid Corp America Fund	952,602	3,239,489	(3,725,051)	467,040	274
VA New Economy Fund	1,356,465	3,565,191	(3,659,719)	1,261,937	402
VA Real Strategies Fund	38,212	364,898	(245,357)	157,753	12
VA Rotating Markets Fund	330,812	1,743,576	(1,692,884)	381,504	115
VA Situs Fund	181,223	2,122,725	(1,121,897)	1,182,051	95
VA Mortgage Securities Fund	484,594	3,658,452	(3,396,545)	746,501	151

Additionally, VA Balanced Fund invests in other funds within the Trust.  A summary of the VA Balanced Fund's investments in these affiliated funds is set forth below:

VA Balanced Fund	12/31/08 Market Value	Purchases	Sales	9/30/09 Market Value	Income

Huntington Money Market Fund	$ 4,401	$ 1,148,622	$ (1,055,531)	$ 97,492	$ 12
Huntington Fixed Income Securities Fund	69,010	532,257	(30,273)	854,871	5,869
VA Dividend Capture Fund	9,755	95,557	(12,268)	108,227	-
VA Growth Fund	40,406	440,410	(31,108)	487,298	-
VA Income Equity Fund	28,053	282,734	(27,204)	325,386	-
VA International Equity Fund	22,582	239,005	(28,219)	273,166	40
VA Macro 100 Fund	11,478	119,420	(11,384)	135,932	-
VA Mid Corp America Fund	9,069	95,023	(10,818)	108,137	-
VA New Economy Fund	10,134	108,225	(10,907)	121,839	-
VA Situs Fund	5,654	60,094	(8,324)	67,407	-
VA Mortgage Securities Fund	15,039	167,684	(11,609)	176,325	-

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Huntington Funds

By (Signature and Title)*	/s/Anthony J. Ghoston
Anthony J. Ghoston, Chief Executive Officer and Principal Executive Officer

Date	November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Anthony J. Ghoston
Anthony J. Ghoston, Chief Executive Officer and Principal Executive Officer

Date	November 25, 2009

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	11/23/09

* Print the name and title of each signing officer under his or her signature.